FIDELITY


(REGISTERED TRADEMARK)
CALIFORNIA
TAX-FREE
PORTFOLIOS


SEMIANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE            3    NED JOHNSON ON INVESTING
                                    STRATEGIES

FIDELITY CALIFORNIA TAX-FREE
HIGH YIELD PORTFOLIO           4    PERFORMANCE

                               7    FUND TALK: THE MANAGER'S OVERVI
                                    EW

                               10   INVESTMENT CHANGES

                               11   INVESTMENTS

                               21   FINANCIAL STATEMENTS


FIDELITY CALIFORNIA TAX-FREE
INSURED PORTFOLIO              25   PERFORMANCE

                               28   FUND TALK: THE MANAGER'S OVERVI
                                    EW

                               31   INVESTMENT CHANGES

                               32   INVESTMENTS

                               39   FINANCIAL STATEMENTS


FIDELITY CALIFORNIA TAX-FREE
MONEY MARKET PORTFOLIO         43   PERFORMANCE

                               45   FUND TALK: THE MANAGER'S OVERVI
                                    EW

                               47   INVESTMENT CHANGES

                               48   INVESTMENTS

                               56   FINANCIAL STATEMENTS


NOTES                          60   NOTES TO THE FINANCIAL STATEMENTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY CALIFORNIA TAX-FREE HIGH YIELD PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, plus reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells securities that have grown in value). You can also look at the fund's income to measure performance.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995            PAST 6   PAST 1   PAST 5   PAST 10
                                         MONTHS   YEAR     YEARS    YEARS

California Tax-Free High Yield           5.24%    7.26%    44.91%   119.16%

Lehman Brothers Municipal Bond Index     5.89%    8.87%    52.01%   147.13%

Average California Municipal Bond Fund   4.49%    7.07%    47.08%   123.38%

Consumer Price Index                     1.33%    2.62%    16.19%   41.57%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average California municipal bond fund, which reflects the performance of 101 California municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index helps show how your fund did compared to inflation.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                  PAST 1   PAST 5   PAST 10
                                               YEAR     YEARS    YEARS

California Tax-Free High Yield                 7.26%    7.70%    8.16%

Lehman Brothers Municipal Bond Index           8.87%    8.74%    9.47%

Average California Municipal Bond Fund         7.07%    8.01%    8.35%

Consumer Price Index                           2.62%    3.05%    3.54%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
$10,000 OVER 10 YEARS
              Cal Free High YieldMunicipal Bond Ind
     08/31/85           10000.00          10000.00
     09/30/85            9814.93           9899.70
     10/31/85           10116.41          10238.96
     11/30/85           10399.42          10606.23
     12/31/85           10596.53          10699.46
     01/31/86           11098.38          11329.66
     02/28/86           11453.13          11779.00
     03/31/86           11610.10          11782.77
     04/30/86           11557.31          11791.72
     05/31/86           11384.96          11599.75
     06/30/86           11475.95          11710.41
     07/31/86           11523.74          11781.49
     08/31/86           12054.06          12308.95
     09/30/86           12019.19          12339.85
     10/31/86           12219.99          12552.96
     11/30/86           12420.50          12801.63
     12/31/86           12455.12          12766.30
     01/31/87           12786.07          13150.69
     02/28/87           12885.13          13215.39
     03/31/87           12793.50          13075.31
     04/30/87           11813.91          12419.19
     05/31/87           11636.04          12357.59
     06/30/87           11844.95          12720.41
     07/31/87           11979.71          12850.16
     08/31/87           12039.48          12879.07
     09/30/87           11390.01          12404.22
     10/31/87           11495.90          12448.13
     11/30/87           11768.54          12773.15
     12/31/87           11998.37          12958.49
     01/31/88           12570.78          13420.07
     02/29/88           12732.44          13561.92
     03/31/88           12321.36          13403.93
     04/30/88           12371.20          13505.80
     05/31/88           12421.74          13466.76
     06/30/88           12623.10          13663.78
     07/31/88           12697.23          13752.87
     08/31/88           12748.65          13764.97
     09/30/88           13026.19          14014.12
     10/31/88           13329.48          14261.47
     11/30/88           13176.53          14130.83
     12/31/88           13411.19          14275.39
     01/31/89           13597.77          14570.61
     02/28/89           13466.87          14404.36
     03/31/89           13447.10          14369.93
     04/30/89           13837.24          14711.07
     05/31/89           14130.37          15016.62
     06/30/89           14310.34          15220.55
     07/31/89           14440.01          15427.70
     08/31/89           14264.48          15276.66
     09/30/89           14282.86          15231.14
     10/31/89           14425.11          15417.41
     11/30/89           14649.40          15687.22
     12/31/89           14708.32          15815.54
     01/31/90           14605.45          15740.73
     02/28/90           14792.12          15881.61
     03/31/90           14824.85          15886.38
     04/30/90           14613.51          15771.36
     05/31/90           14964.74          16115.65
     06/30/90           15102.30          16257.30
     07/31/90           15335.66          16497.10
     08/31/90           15123.39          16257.56
     09/30/90           15183.41          16266.83
     10/31/90           15379.61          16561.91
     11/30/90           15672.45          16894.97
     12/31/90           15731.75          16968.46
     01/31/91           15874.59          17196.18
     02/28/91           15933.21          17345.78
     03/31/91           15950.66          17352.03
     04/30/91           16138.75          17583.68
     05/31/91           16299.08          17740.00
     06/30/91           16302.72          17722.43
     07/31/91           16508.22          17938.29
     08/31/91           16656.13          18174.54
     09/30/91           16834.66          18411.17
     10/31/91           17042.54          18576.87
     11/30/91           17045.08          18628.70
     12/31/91           17329.90          19028.48
     01/31/92           17423.24          19071.86
     02/29/92           17452.96          19077.96
     03/31/92           17443.45          19085.02
     04/30/92           17581.51          19254.88
     05/31/92           17800.32          19481.51
     06/30/92           18078.15          19808.41
     07/31/92           18638.02          20402.27
     08/31/92           18379.54          20203.34
     09/30/92           18473.32          20335.47
     10/31/92           18130.90          20135.58
     11/30/92           18553.83          20496.20
     12/31/92           18840.06          20705.47
     01/31/93           19064.95          20946.27
     02/28/93           19936.74          21703.90
     03/31/93           19700.31          21474.49
     04/30/93           19877.03          21691.17
     05/31/93           19992.73          21813.07
     06/30/93           20314.93          22177.13
     07/31/93           20314.90          22206.19
     08/31/93           20810.27          22668.52
     09/30/93           21073.40          22926.71
     10/31/93           21109.37          22970.96
     11/30/93           20891.42          22768.59
     12/31/93           21370.89          23249.23
     01/31/94           21612.78          23514.74
     02/28/94           21015.65          22905.71
     03/31/94           19940.95          21972.99
     04/30/94           20024.71          22159.32
     05/31/94           20162.59          22351.44
     06/30/94           19956.54          22214.87
     07/31/94           20363.27          22622.07
     08/31/94           20433.37          22700.34
     09/30/94           20119.85          22367.10
     10/31/94           19626.24          21969.86
     11/30/94           19144.21          21572.65
     12/31/94           19472.80          22047.46
     01/31/95           20170.58          22677.58
     02/28/95           20824.17          23337.04
     03/31/95           21038.05          23605.18
     04/30/95           21042.05          23633.04
     05/31/95           21748.37          24387.17
     06/30/95           21466.17          24173.78
     07/31/95           21662.46          24402.95
     08/31/95           21915.81          24713.00

$10,000 OVER 10 YEARS: Let's say you invested $10,000 in Fidelity California Tax-Free High Yield Portfolio ten years ago on August 31, 1985. As the chart shows, by August 31, 1995, the value of your investment would have grown to $21,916 - a 119.16% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $24,713 - a 147.13% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONT
      HS
      ENDED      YEARS ENDED FEBRUARY 28,
      AUGUST 3
      1,

      1995       1995                       1994   1993   1992   1991

Dividend return 2.90% 5.96% 5.82% 6.89% 6.88% 7.00%

Capital appreciation
 return 2.34% -6.87% -0.41% 7.34% 2.66% 0.71%

Total return 5.24% -0.91% 5.41% 14.23% 9.54% 7.71%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      5.22(cents)   31.64(cents)   65.52(cents)

Annualized dividend rate                 5.49%         5.58%          5.95%

30-day annualized yield                  5.29%         -              -

30-day annualized tax-equivalent yield   9.29%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.21 over the past month, $11.28 over the past six months and $11.02 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.04% combined effective 1995 federal and state tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY CALIFORNIA TAX-FREE HIGH YIELD PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Fidelity California Tax-Free High Yield Fund
Q. JONATHAN, HOW HAS THE FUND PERFORMED?
A. For the six- and 12-month periods ended August 31, 1995, the fund had total returns of 5.24% and 7.26%, respectively. For the same six- and 12-month periods, the average California municipal bond fund returned 4.49% and 7.07%, respectively, as tracked by Lipper Analytical Services.
Q. MUNICIPAL BONDS HAVE ENJOYED A RALLY SO FAR IN 1995. WHAT WAS DRIVING THE MARKET'S PERFORMANCE?
A. Several things. In the first part of the year, the Federal Reserve Board was still in a tightening mode, raising interest rates in an effort to stave off possible inflation. During this period, however, many investors began to anticipate that the economy's growth rate would slow and inflation would remain subdued. This led investors to believe that the Fed might switch courses and move toward an easing mode which would allow interest rates to decline. That assumption proved to be correct as the Fed eased in July. Since bond prices generally move in the opposite direction of interest rates, lower interest rates translated into higher prices for taxable and tax-free bond prices alike. The municipal market also was helped by relatively low supply. For the first six months of 1995, the supply of California municipal bonds was 40% less than it was during the same period the previous year. Relatively healthy demand and low supply caused the municipal market to outperform the Treasury market during the first quarter of the year. But in the spring, municipals ran into a hurdle. The public debate about various federal tax reform proposals heated up, and investors worried about the implications of those proposals on the tax-exempt status of municipal bonds. The proposal causing the most worry was the flat tax, under which all individuals would be taxed at a uniform rate and deductions would be eliminated. In my view, it's unlikely that a flat tax will be enacted before 1997, if ever. So I believe that the market has overreacted.
Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE?
A. Primarily because of its structure. Throughout the past six months the yield curve - which measures the difference in yields between bonds of various maturities - steepened. In anticipation of that steepening, I sold some longer-term bonds with maturities of 20 years or longer and in their place bought bonds with intermediate maturities in the 10- to 15-year range. As the yield curve steepened, intermediate bonds generally performed better than longer-term bonds and this helped the fund's performance. Most of the intermediate bonds I bought were non-callable, which means they can't be redeemed by their issuer prior to their maturity date. As the market rallied, non-callable bonds were in high demand among investors, and they tended to do quite well.
Q. WHAT KINDS OF BONDS HAVE YOU AVOIDED BUYING?
A. Callable bonds, or those that can be redeemed by their issuer before their scheduled maturity dates. Here's why: When a bond rises above its call price, it stops trading to its maturity date. Instead, it trades to the earlier call date, which is the date the issuer can redeem the bond. When that occurs, a callable bond's potential for price appreciation is limited, yet it can decline in value like a longer-maturity bond. So because callable bonds generally have reduced upside potential when they are trading to their call date, I prefer to invest in non-callable bonds.
Q. THERE HAS BEEN A GENERAL IMPROVEMENT IN THE OVERALL CREDIT QUALITY OF THE FUND DURING THE PAST SIX MONTHS. WHAT'S BEHIND THAT MOVE?
A. With the problems stemming from Orange County's bankruptcy still lingering, municipal bond credit quality is under much more scrutiny now and investors have tended to prefer higher-quality bonds. As a result, I built up the fund's stake in Aaa bonds, as rated by Moody's Investors Service.
Q. HOW DID THE FUND'S STAKE IN ORANGE COUNTY AND RELATED BONDS FARE OVER THE PAST SIX MONTHS?
A. Let me start by pointing out that the fund held no investments in uninsured securities issued directly by Orange County. However, at the end of the period it did have about a 6% stake in bonds issued by entities which were participants in the county's pool. Generally speaking, over the past six months the prices of these bonds have rebounded to levels near where they were prior to the bankruptcy. One bond affected by the Orange County situation was the Orange County Development Agency, Santa Ana Heights Project, which made up less than 1% of the fund's investments at the end of the period. The Development Agency has met its two scheduled debt service payments in full since the bankruptcy filing. Those payments helped improve the outlook for the bond.
Q. WHAT'S AHEAD FOR THE FUND?
A. There are a number of things to consider. Further public debate about federal tax reform proposals could continue to cause some volatility in the municipal market. While I'm optimistic about the market's prospects from a supply and demand standpoint, interest rates may not continue to drop as much as they have. The past six months has been an extremely strong period for the municipal market, and we could see a period in which municipals pause and trade in a more narrow range. So I believe it's likely that the fund's total return will be less dependent on bond prices rising and more dependent on income.

FUND FACTS
GOAL: high current tax-free
income for California
residents
START DATE: July 7, 1984
SIZE: as of August 31, 1995,
more than $482 million
MANAGER: Jonathan Short,
since March 1995; manager,
Fidelity California Tax-Free
Insured, Spartan California
Municipal High Yield, and
Spartan California
Intermediate Municipal
Portfolios, since March 1995;
Spartan Arizona Municipal
Portfolio, as of
October 1, 1995; joined
Fidelity in 1990
(checkmark)


JONATHAN SHORT ON HIS
OUTLOOK FOR THE CALIFORNIA
ECONOMY:
"The California economy
appears to have hit bottom,
and I expect the state to
experience moderate
economic growth going
forward. However, I do not
expect this growth to be
robust. Employment is
starting to grow, primarily as a
result of the expanding
entertainment and service
sectors. But, job growth will
continue to be hindered by the
ongoing downsizing in the
defense industry. Although
new construction activity
remains low and the housing
sector has yet to show many
signs of a rebound, home
prices appear to be
stabilizing. This price
stabilization should add some
support to the housing market
and could eventually provide
a boost for the economy. A
positive sign for the economy
has been the increase in retail
sales, which have shown
growth over the past two
years and presently look
reasonably healthy. In
summary, I am cautiously
optimistic since I expect the
state's economy to show
gradual improvement."
FIDELITY CALIFORNIA TAX-FREE HIGH YIELD PORTFOLIO

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                   % OF FUND'S    % OF FUND'S INVESTMENT
                   INVESTMENTS    S
                                  IN THESE SECTORS
                                  6 MONTHS AGO

Health Care        19.2           24.6

Special Tax        17.0           16.6

Lease Revenue      13.0           16.0

Electric Revenue   12.9           11.8

Transportation     8.7            3.6

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   16.0   18.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   8.2   8.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 37.5%
Aa, A 35.3%
Baa 15.2%
Caa 0.5%
Non-rated 6.1%
Short-term and other
investments 5.4%
Aaa 30.3%
Aa, A 39.0%
Baa 14.0%
Caa 0.4%
Non-rated 10.3%
Short-term and other
investments 6.0%
Row: 1, Col: 1, Value: 37.5
Row: 1, Col: 2, Value: 35.3
Row: 1, Col: 3, Value: 15.2
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 6.1
Row: 1, Col: 6, Value: 5.4
Row: 1, Col: 1, Value: 30.3
Row: 1, Col: 2, Value: 39.0
Row: 1, Col: 3, Value: 14.0
Row: 1, Col: 4, Value: 1.4
Row: 1, Col: 5, Value: 10.3
Row: 1, Col: 6, Value: 6.0
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 0.0% AND 4.4% OF THE FUND'S INVESTMENTS AT AUGUST 31, 1995, AND FEBRUARY, 28, 1995, RESPECTIVELY. FIDELITY CALIFORNIA TAX-FREE HIGH YIELD PORTFOLIO

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.5%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 93.6%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09
(MBIA Insured)  Aaa $ 4,100,000 $ 4,053,875
Alameda Hsg. Auth. Multi-Family Hsg. Rev.
(Independence Apts.) Series A, 7.50%
2/20/31 (GNMA Coll.)  -  2,635,000  2,710,756
Anaheim Pub. Fin. Auth. Rev. 6.45% 12/28/18
(MBIA Insured)  Aaa  3,000,000  3,138,750
Buena Park Commty. Redev. Agcy. Tax Allocation
Rfdg. (Central Business Dist. Proj.) 7.10%
9/1/14  BBB+  2,000,000  2,045,000
Burbank Redev. Agcy. Tax Allocation Rfdg.
Series A:
  5.75% 12/1/08  Baa1  2,300,000  2,199,375
  6% 12/1/23  Baa1  1,975,000  1,807,125
California Gen. Oblig.:
 6.50% 3/1/02 (AMBAC Insured)  Aaa  2,070,000  2,277,000
 4.50% 9/1/05 (AMBAC Insured)  Aaa  3,000,000  2,823,750
 Unltd. Tax:
  6% 9/1/03  A1  4,000,000  4,265,000
  6.40% 2/1/05  A1  1,685,000  1,828,225
California Health Facs. Fing. Auth. Rev.:
 Rfdg. (Alexian Brothers, San Jose):
  7.05% 1/1/09 (MBIA Insured)  Aaa  4,500,000  4,876,875
  7.125% 1/1/16 (MBIA Insured)  Aaa  2,510,000  2,691,975
 (Daughters of Charity-St. Vincents Hosp.)
 Series A, 9.25% 11/1/15  Aa  1,000,000  1,053,850
 (Gould Med. Foundation)
 Series A, 7.30% 4/1/20  A  3,000,000  3,375,000
 (Kaiser Permanente Health Sys.) Series A:
  0% 10/1/09  Aa3  7,140,000  3,070,200
  0% 10/1/10  Aa3  3,795,000  1,527,488
  9.125% 10/1/15  Aa3  2,500,000  2,556,250
 (Robert F. Kennedy Med. Ctr.)
 Series A, 7.75% 3/1/14  A  2,980,000  3,173,700
 (Sacramento Med. Foundation)
 Series F, 7.875% 6/1/18  A  1,000,000  1,071,250
 (St. Elizabeth Hosp. Proj.) 6.30%
 11/15/15  A1  1,000,000  1,002,500
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Series A, 8.10% 8/1/16  Aa  1,475,000  1,517,406
 Series F, 7.875% 8/1/19  Aa  870,000  889,575
California Poll. Cont. Fing. Auth. Poll. Cont. Rev.
(General Motors Corp.) 5.50% 4/1/08  A3  1,500,000  1,462,500
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(MBIA Insured)  Aaa  965,000  1,049,438
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Pub. Works Board Lease Rev.:
 Rfdg. (Dept. Corrections State Prisons)
 Series A, 5% 12/1/19 (AMBAC Insured)  Aaa $ 3,250,000 $ 2,831,563
 Rfdg. (Dept. Corrections State Prisons, Del Norte)
 Series C:
   4.50% 12/1/01  A  2,845,000  2,770,319
   4.875% 12/1/06  A  1,550,000  1,457,000
 (Univ. of California Projs.):
  Series A:
   6.50% 9/1/03  A  1,045,000  1,125,988
   5.50% 6/1/10  A  1,915,000  1,814,463
   5.50% 6/1/14  A  9,275,000  8,486,625
  Series B:
   5.25% 6/1/07  A1  2,965,000  2,853,813
   6.40% 12/1/09  A1  1,000,000  1,036,250
   5.50% 6/1/14  A1  2,500,000  2,303,125
California Statewide Commtys. Dev. Corp.
Ctfs. of Prtn.:
  Rfdg. (Insured Health Facs.) (Eskaton, Inc.)
  5.875% 5/1/20  A  880,000  814,000
  Rfdg. (Insured Hosp.) (Triad Healthcare)
  6.25% 8/1/06  A  2,000,000  2,002,500
  (Catholic Healthcare)
  7.102% 7/1/13 (MBIA Insured), INFL (e)  Aaa  2,000,000  1,892,500
  (Childrens) 6%, 6/1/10 (MBIA Insured)  Aaa  2,835,000  2,905,875
  (J. Paul Getty Trust) 5% 10/1/13  Aaa  1,450,000  1,294,125
  (Odd Fellows) 5.375% 10/1/13  A+  2,500,000  2,218,750
  5.50% 10/1/23  A+  1,500,000  1,301,250
  (St. Joseph Health Sys.):
   5.50% 7/1/14  Aa  3,500,000  3,281,250
   5.50%7/1/23  Aa  3,000,000  2,715,000
  (Sisters of Charity Leavenworth) 5%
  12/1/23  Aa  5,375,000  4,488,125
  (Villaview Commty. Hosp., Inc.)
  Series A, 7% 9/1/09  A  1,000,000  1,066,250
California Wtr. Dept. Res.:
 (Cent. Valley Proj. Rev.)
  Series I, 6.95% 12/1/25  Aaa  1,000,000  1,125,000
   5.90% 12/1/05  Aa  1,005,000  1,075,350
Campbell Ctfs. of Prtn. Rfdg. (Civic Center
Proj.) 6% 10/1/18  A  2,400,000  2,289,000
Carson Redev. Agcy. Redev. Proj. Area #1
Tax Allocation Rfdg.:
  6.375% 10/1/12  Baa1  1,500,000  1,471,875
  6.375% 10/1/16  Baa1  1,000,000  968,750
Carson Redev. Agcy. Redev. Proj. Area #2
Tax Allocation 6% 10/1/13  Baa  1,750,000  1,631,875
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A:
  7.25% 8/1/08 (MBIA Insured)  Aaa  1,500,000  1,764,375
  7% 8/1/13 (MBIA Insured)  Aaa  1,580,000  1,791,325
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Central California Joint Pwrs. Health Fing. Auth.
Ctfs. of Prtn.:
  Rfdg. (Commty. Hosp. of Central California
  Proj.) 5% 2/1/23  A $ 5,950,000 $ 4,700,500
  (Commty. Hosp. of Central California Proj.)
  5.25% 2/1/13  A  4,000,000  3,470,000
Central Valley Fing. Auth. Rev.
(Cogeneration Proj.) (Carson Ice Gen. Proj.):
  6% 7/1/09  BBB-  1,750,000  1,719,375
  6.10% 7/1/13  BBB-  1,000,000  970,000
Compton Commty. Redev. Agcy. Tax Allocation
Rfdg. (Walnut Ind. Park Proj.) 7.50% 8/1/13
(AMBAC Insured)  Aaa  3,900,000  4,446,000
Contra Costa County Ctfs. of Prtn.
(Merrithew Mem. Hosp.):
  Cap. Appreciation 0%, 11/1/13  A1  6,805,000  2,245,650
  0% 11/1/07  A1  4,615,000  2,278,656
Contra Costa Trans. Auth. (Sales Tax
Rev.) Series A, 6% 3/1/04 (FGIC Insured)  Aaa  2,605,000  2,803,631
Desert Hosp. Dist. Rev. Ctfs. of Prtn.
6.392% 7/28/20 (CGIC Insured)  Aaa  8,000,000  8,150,000
Duarte Ctfs of Prtn. (City of Hope Nat'l.
Med. Ctr.) 6.25% 4/1/23  Baa1  3,000,000  2,805,000
Duarte Redev. Agcy. Tax Allocation (Huntington
Drive-PH 2 Redev. Proj.) 9.25% 11/1/10
(Pre-Refunded to 11/1/95 @ 102)(c)  -  1,640,000  1,687,150
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.:
 5.75% 6/1/04 (MBIA Insured)  Aaa  4,000,000  4,255,000
 6% 6/1/12 (FGIC Insured)  Aaa  1,000,000  1,006,250
East Bay Reg. Park Dist. Series C:
 6.50% 9/1/02 (FGIC Insured)  Aaa  1,220,000  1,349,625
 6.50% 9/1/03 (FGIC Insured)  Aaa  1,285,000  1,427,956
Eastern Muni. Wtr. Dist. Wtr. & Swr. Rev.
Ctfs. of Prtn. 6.75% 7/1/12 (FGIC Insured)  Aaa  1,600,000  1,764,000
Fontana Redev. Agcy. Tax Allocation Rfdg.
(Yurupa Hills):
  Series 1992 A, 7.10% 10/1/23  BBB  2,495,000  2,535,544
  Series A, 7% 10/1/14  BBB+  2,300,000  2,343,125
Foothill/Eastern Trans. Toll Rd. Rev. Sr. Lien
Series A, 6% 1/1/16  BBB-  9,500,000  8,894,375
Foster City Pub. Fing. Auth. Rev.
(Foster City Commty. Rev. Proj.) Series A:
  6% 9/1/06  A-  1,355,000  1,365,163
  6% 9/1/07  A-  1,440,000  1,440,000
  6% 9/1/13  A-  1,925,000  1,850,406
Fountain Valley Agcy. for Commty. Dev. Tax
Allocation (Ind. Area Redev. Proj.)
9.10% 1/1/15  BBB+  1,745,000  1,782,081
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Industry Urban Ind. Dev. Agcy.:
 Rfdg. (Civic Recreational Proj.#1)
 Series A, 7.375% 5/1/12  - $ 11,250,000 $ 11,615,625
 (Civic Recreational Proj.#1-B)
 7.375% 5/1/15  -  245,000  252,963
Intermodal Container Transfer Facs. Joint Pwr.
Auth. Rev. Rfdg. Series 1989 A, 7.70%
11/1/14, LOC Industrial Bank of Japan  Aa3  1,500,000  1,576,875
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy.
Local Pool Rev.:
  7.875% 2/15/23  A+  390,000  410,475
  8.25% 8/15/23  A+  15,675,000  16,831,031
Kern County High School Dist. Gen. Oblig.
7% 8/1/09  A1  1,090,000  1,231,700
Kings River Conservation Dist. 6.375% 1/1/12  Aa  3,830,000  3,940,113
La Quinta Redev. Agcy. Rfdg. (Tax Allocation Proj.
Area #1) 7.30% 9/1/05 (MBIA Insured)  Aaa  1,000,000  1,180,000
Livermore Redev. Agcy. Tax Allocation Rev.
(Livermore Redev. Proj.)
Series A, 7.75% 8/1/09  -  1,000,000  1,026,250
Local Gov't. Fin. Auth. Rev. (Oakland
Central Dist.) 0% 9/1/08  Aaa  3,710,000  1,799,350
Loma Linda Hosp. Rev. (Loma Linda Univ.
Med. Ctr Proj.) Series B, 9% 12/1/12  BBB  1,550,000  1,598,438
Los Angeles Ctfs. of Prtn. (Health Facs.
Construction Loan) (Bay Harbor Hosp.)
7.30% 4/1/20  A  2,000,000  2,100,000
Los Angeles Convention & Exhibition Ctr. Auth.
Ctfs. of Prtn. Rfdg.
Series A, 7.375% 8/15/18
(Pre-Refunded to 8/15/99 @ 101.5)(c)  Aaa  2,500,000  2,818,750
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant
Rev. 6% 11/15/03 (MBIA Insured)  Aa  3,000,000  3,247,500
Los Angeles Hbr. Dept. Rev.
7.60% 10/1/18 (Escrowed to Maturity)(c)  Aa  5,540,000  6,080,150
Los Angeles Wastewtr. Sys. Rev. Series B, 7%
6/1/10, (FGIC Insured)  Aaa  1,000,000  1,131,250
Los Angeles County Ctfs. of Prtn:
 (Correctional Facs.) 0%, 9/1/10
 (MBIA Insured)  Aaa  3,770,000  1,555,125
 (Disney Parking):
  0%, 3/1/11  Baa1  1,950,000  677,625
  0% 3/1/13  Baa1  2,835,000  843,413
  0% 9/1/15  Baa1  3,800,000  940,500
  0% 9/1/17  Baa1  3,370,000  728,763
  0% 3/1/18  Baa1  3,000,000  626,250
  (Cap. Appreciation):
   0% 9/1/10  Baa1  2,980,000  1,087,700
   0% 3/1/20  Baa1  1,000,000  181,250
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev.:
  Rfdg. (Prop. A) Series A,
  5% 7/1/21 (FGIC Insured)  Aaa $ 2,120,000 $ 1,833,800
  (Prop. C) Series A:
   5.90% 7/1/03 (AMBAC Insured)  Aaa  1,655,000  1,779,125
   5.90% 7/1/04 (AMBAC Insured)  Aaa  2,100,000  2,257,500
   5.90% 7/1/07 (AMBAC Insured)  Aaa  1,730,000  1,829,475
Madera County Ctfs. of Prtn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  500,000  539,375
Metropolitan Wtr. Dist. Southern California
Gen. Oblig. 5% 3/1/02  Aaa  2,000,000  2,050,000
Metropolitan Wtr. Dist. Southern California
Crossover Rfdg. Series A1, 5.50% 3/1/10  Aaa  2,000,000  1,980,000
Metropolitan Wtr. Dist. Southern Wtrwks. Rev.:
 5.75% 7/1/09  Aa  3,000,000  3,056,250
 5.75% 8/12/18  Aa  5,000,000  4,806,250
 7.559% 8/5/22, INFL (d)  Aa  1,300,000  1,296,750
Modesto Irrigation Dist. Ctfs. of Prtn.:
 Rfdg. & Cap. Impts. Series A:
  0% 10/1/05 (MBIA Insured)  Aaa  2,140,000  1,270,625
  0% 10/1/08 (MBIA Insured)  Aaa  2,270,000  1,103,788
 (Geysers Geothermal Pwr. Proj.)
 Series 1986, 5% 10/1/17  A1  5,000,000  4,237,500
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
 Rfdg. (Geothermal Proj.) Series A:
  5.80% 7/1/09 (AMBAC Insured)  Aaa  1,875,000  1,921,875
 7.50% 7/1/23 (AMBAC Insured)
 (Pre-Refunded to 7/1/21 @ 100)  Aaa  1,355,000  1,627,694
 Crossover Rfdg. (Geothermal Proj. #3)
 Series A, 5.50% 7/1/05 (AMBAC Insured)  Aaa  2,250,000  2,337,188
Northern California Transmission Rev.
(Ore Transmission Proj.) Series A, 7%
5/1/13 (MBIA Insured)  Aaa  7,000,000  7,927,500
Norwalk Redev. Agcy. Tax Allocation (Norwalk
Redev. Proj. #1) 7.15% 12/1/15  -  2,500,000  2,593,750
Oakland Ctfs. of Prtn. Rfdg. (Oakland Museum)
Series A, 0%, 4/1/07 (AMBAC Insured)  Aaa  2,750,000  1,467,813
Ontario Redev. Fing. Auth. Rev.
(Cap. Appreciation Proj. #1) (Ctr. City)
0% 8/1/10 (MBIA Insured)  Aaa  3,255,000  1,379,306
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6.125% 9/1/23  Caa  2,500,000  2,184,375
Orange County Local Trans. Auth. Sales Tax Rev.
First Series-Measure M, 6% 2/15/08
(AMBAC Insured)  Aaa  1,250,000  1,295,313
Palm Desert Fing. Auth. Tax Allocation
6.3675% 4/1/22 (MBIA Insured)  Aaa  6,000,000  6,135,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Palm Springs Ctfs. of Prtn. (Muni. Golf Course
Expansion Proj.) 7.40% 11/1/18  BBB+ $ 1,750,000 $ 1,813,438
Pasadena Ctfs. of Prtn. Rfdg. (Old Pasadena
Pkg. Facs. Proj.) 6.25% 1/1/18  A1  1,600,000  1,646,000
Placer County Wtr. Agcy. Middle Fork Proj. Rev.
Series A, 3.75% 7/1/12  A  8,830,000  6,655,613
Pleasanton Joint Pwrs. Fing. Auth. Reassessment
Series A:
  5.70% 9/2/01  Baa  1,250,000  1,281,250
  5.80% 9/2/02  Baa  2,900,000  2,990,625
  6.15% 9/2/12  Baa  2,930,000  2,878,725
Port Oakland Port. Rev.:
 Rfdg. (Cap. Appreciation)
 Series F, 0% 11/1/08 (MBIA Insured)  Aaa  1,770,000  849,600
 Rfdg. Series F, 0% 11/1/06 (MBIA Insured)  Aaa  1,990,000  1,096,988
 (Cap. Appreciation)
 Series F, 0% 11/1/07 (MBIA Insured)  Aaa  4,250,000  2,183,438
Rancho Wtr. Dist. Fing. Auth. Rev.
Rfdg. 6.50% 11/1/04 (FGIC Insured)  Aaa  1,985,000  2,210,794
Rancho Mirage Joint Pwrs. Fing. Auth.
Ctfs. of Prtn. (Eisenhower Mem. Hosp.)
7% 3/1/22  A  3,300,000  3,403,125
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.)
Series A, 6.50% 6/1/12  A  7,000,000  7,183,750
Riverside County. Trans. Commission Sales Tax Rev.
Series A, 5.30% 6/1/02, (AMBAC Insured)  Aaa  1,000,000  1,033,750
Riverside Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation Land Acquisition Proj.)
Series B, 0% 9/1/26, (FSA Insured)  Aaa  1,940,000  1,658,700
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,000,000  1,003,750
  5.90% 7/1/02  BBB-  1,000,000  1,012,500
  6.375% 7/1/10  BBB-  700,000  705,250
  6.50% 7/1/14  BBB-  1,000,000  1,005,000
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.375% 11/1/14 (AMBAC Insured)  Aaa  2,225,000  2,080,375
Sacramento Muni. Util. Dist. Elec. Rev.:
 Rfdg. Series G, 6.50% 9/1/13  Aaa  2,100,000  2,252,250
 1.76% 11/15/08 (FGIC Insured)  Aaa  7,000,000  6,037,500
 6.30% 8/15/18 (FGIC Insured)  Aaa  3,500,000  3,583,125
San Bernardino County Ctfs. of Prtn.:
 (Cap. Facs. Proj.) Series B,
 6.875% 8/1/24 (Escrowed to Maturity)(c)  Baa1  2,500,000  2,812,500
 (Med. Ctr. Fin.) 5.50% 8/1/22  Baa1  5,500,000  4,764,375
San Diego County Wtr. Auth.
5.632% 4/25/07 (FGIC Insured)  Aaa  2,500,000  2,537,500
San Diego Multi-Family Hsg. Rev.
(Island Gardens Apts. Proj.) Series B,
9.50% 10/20/20, LOC Swiss Bank Corp.  AAA  1,585,000  1,634,531
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Diego County Reg. Trans. Commission
Sales Tax Rev. Second Sr.-Series A:
  6.25% 4/1/03 (FGIC Insured)  Aaa $ 4,000,000 $ 4,365,000
  5% 4/1/07 (FGIC Insured)  Aaa  1,500,000  1,455,000
San Francisco Bay Area Rapid Transit Dist.
Sales Tax Rev. Rfdg. 6.75% 7/1/10
(AMBAC Insured)  Aaa  1,500,000  1,681,875
San Francisco City & County Gen. Oblig.:
 Series 95 A & B, 6.50% 6/15/03
 (FGIC Insured)  Aaa  1,500,000  1,668,750
 7.20% 9/1/01  A1  625,000  673,438
San Francisco City & County Public Safety
Impt. Proj. Series B, 7.20% 6/15/05  A1  1,000,000  1,086,250
San Francisco County City & County Redev.
Fing. Auth. Tax Allocation Rev. Series A:
  0% 8/1/06 (FGIC Insured)  Aaa  1,035,000  582,188
  7.75% 9/1/06  -  9,000,000  9,618,750
  0% 8/1/07 (FGIC Insured)  Aaa  1,085,000  568,269
  0% 8/1/08 (FGIC Insured)  Aaa  1,085,000  531,650
  0% 8/1/09 (FGIC Insured)  Aaa  1,085,000  493,675
  0% 8/1/10 (FGIC Insured)  Aaa  1,085,000  459,769
San Jose Ctfs. of Prtn. Rfdg. (Communication
Ctr. Proj.) 6.50% 5/1/10, (MBIA Insured)  Aaa  3,500,000  3,692,500
San Jose Redev. Agcy. Tax. Allocation (Merged
Area Redev. Proj.) 6% 8/1/07(MBIA Insured)  Aaa  1,000,000  1,066,250
Santa Ana Commty. Redev. Agcy. Tax Allocation
Rev. Series B, 7.375% 9/1/09  BBB+  5,000,000  5,193,750
Santa Clara Elec. Rev. Series B, 0% 7/1/06
(MBIA Insured)  Aaa  2,080,000  1,167,400
Santa Clara County Fing. Lease Auth. Rev. (VMC
Fac. Replacement Proj. A) 7.75% 11/15/09
(AMBAC Insured)  Aaa  3,725,000  4,544,500
Santa Margarita - Dana Point Auth. Rev.:
 (Impt. Dists. 1-2-2A 8, Series A):
 7.25% 8/1/07 (MBIA Insured)  Aaa  2,200,000  2,587,750
  7.25% 8/1/12 (MBIA Insured)  Aaa  1,865,000  2,165,731
Santa Monica Rev. (Family YMCA Proj.) 9.50%
12/1/05, LOC Bank of Tokyo (d)  -  2,750,000  2,842,813
Sequoia Hosp. Dist Rev. Rfdg.
5.375% 8/15/13  Baa1  4,170,000  3,586,200
Sequoia Hosp. Dist. Rev. 5.375% 8/15/23  Baa1  3,660,000  2,992,050
South Orange County Pub. Fin. Auth. Spl. Tax Rev.:
 (Foothill Area) Series C, 7.50% 8/15/06,
 (FGIC Insured)  Aaa  2,000,000  2,390,000
 (Sr. Lien) Series A, 7% 9/1/09, (MBIA Insured)  Aaa  3,000,000  3,438,750
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.
 Rfdg. (Mead Adelanto Proj.) Series A, 4.75%
7/1/16 (AMBAC Insured)  Aaa  2,000,000  1,665,000
 (Multiple Proj.):
  6.75% 7/1/10  A  1,400,000  1,492,750
  6.75% 7/1/11  A  4,000,000  4,255,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Southern California Pub. Pwr. Auth. Transmission
Proj. Rev. Rfdg. Series A, 5% 7/1/22
(MBIA Insured)  Aaa $ 2,500,000 $ 2,156,250
Sulphur Springs Unified School Dist. Series A:
 0%, 9/1/07 (MBIA Insured)  Aaa  4,445,000  2,294,731
 0% 9/1/09 (MBIA Insured)  Aaa  2,485,000  1,118,250
Univ. of California Revs. Rfdg. (Multiple Purp.
Projs.) Series C, 4.70% 9/1/06
(AMBAC Insured)  Aaa  3,000,000  2,865,000
Upland Ctfs. of Prtn.
(San Antonio Commty. Hosp.):
  5.25% 1/1/08  A  1,850,000  1,715,875
  5.25% 1/1/13  A  5,500,000  4,778,125
  5% 1/1/18  A  2,000,000  1,615,000
West & Central Basin Fing. Auth. (West Basin
Proj.) Series A, 5% 8/1/10
(AMBAC Insured)  Aaa  3,000,000  2,793,740
West Covina Ctfs. of Prtn. (Queen of the Valley
Hosp.) 6.50% 8/15/24  A  1,100,000  1,105,500
   455,946,000
PUERTO RICO - 0.5%
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Rfdg.
(Wtr. Resources) Series M, 8% 7/1/08  Baa1  2,000,000  2,242,500
GUAM - 0.4%
Guam Arpt. Auth. Rev. 6.50% 10/1/23  BBB  1,700,000  1,704,250
TOTAL MUNICIPAL BONDS
(Cost $447,420,509)   459,892,750
MUNICIPAL NOTES (A) - 5.5%
CALIFORNIA - 5.5%
California Health Facs. Fing. Auth. Rev. Rfdg.
(St. Joseph Health Sys.) Series 1985 A,3.30%,
LOC Toronto-Dominion Bank, Canada,
VRDN   VMIG 1  2,500,000  2,500,000
California Poll. Cont. Fing. Auth.:
 (Southern California Edison Co.):
  Series1986 A, 3.45% 2/28/08, VRDN  VMIG 1  4,000,000  4,000,000
  Series 1986 D, 3.45% 2/28/08  VMIG 1  2,400,000  2,400,000
 (Shell Oil Co.) Series 1991 A, 3.30%
 10/1/07  A-1+  2,300,000  2,300,000
MUNICIPAL NOTES - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California School Cash Reserve Program
(Authority Pool Bonds)
Series 1995 A, 4.75% 7/3/96,
LOC Industrial Bank of Japan Ltd. TRAN  MIG 1 $ 3,000,000 $ 3,020,490
Los Angeles County Metropolitan Trans. Auth.
Series 1993-A, 3.35%, VRDN
(MBIA Insured)  VMIG 1  5,800,000  5,800,000
Los Angeles County Trans. Commission Sales Tax
Rev. Rfdg. Series 1992 A, 3.20%
(FGIC Insured) LOC Industrial Bank of
Japan Ltd. VRDN  VMIG 1  1,900,000  1,900,000
Southern California Pub. Pwr. Auth. Rev.
(Transmission Proj.) Series 1991, 3.15%
(AMBAC Insured) LOC Swiss Bank,
VRDN   VMIG 1  5,100,000  5,100,000
TOTAL MUNICIPAL NOTES
(Cost $27,024,161)   27,020,490
TOTAL INVESTMENTS - 100%
(Cost $474,444,670)  $ 486,913,240
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
3 Municipal Bond Contracts   Sept. 1995 $ 343,312 $ 10,191
9 Municipal Bond Contracts   Dec. 1995  1,020,375  3,106
50 30-Year Treasury Bond Contracts   Dec. 1995  5,637,500  32,359
TOTAL FUTURES CONTRACTS  $ 45,656
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.4%

SECURITY TYPE ABBREVIATIONS
INFL - Inverse Floating Rate Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,033,750.
(e) Coupon is inversely indexed to a floating interest rate. The price will be more volatile than the price of a comparable fixed rate security. The rate shown is the rate at period end.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 60.8% AAA, AA, A 72.9%
Baa  8.1% BBB 9.7%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.5% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 6.1%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Health Care   19.2%
Special Tax   17.0
Lease Revenue    13.0
Electric Revenue   12.9
Others
 (individually less than 10%)   37.9
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $474,459,384. Net unrealized appreciation aggregated $12,453,856, of which $19,842,581 related to appreciated investment securities and $7,388,725 related to depreciated investment securities
At February 28, 1995, the fund had a capital loss carryforward of approximately $2,269,893 which will expire on February 28, 2003.
At February 28, 1995, the fund elected to defer to its fiscal year ending February 29, 1996, $5,288,702 of losses recognized during the period November 1, 1994 to February 28, 1995.
At February 28 1995, the fund was required to defer $3,305,809 of losses on futures contracts and options.
FIDELITY CALIFORNIA TAX-FREE HIGH YIELD PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995 (UNAUDITED)

1.ASSETS                                                         2.            3.

4.Investment in securities, at value (cost $474,444,670)         5.            $ 486,913,240
-
See accompanying schedule

6.Receivable for investments sold                                7.             2,685,615

8.Interest receivable                                            9.             6,760,032

10.Receivable for daily variation on futures contracts           11.            35,071

12. 13.TOTAL ASSETS                                              14.            496,393,958

15.LIABILITIES                                                   16.           17.

18.Payable to custodian bank                                     $ 86,298      19.

20.Payable for investments purchased                              12,177,869   21.

22.Payable for fund shares redeemed                               393,313      23.

24.Distributions payable                                          651,565      25.

26.Accrued management fee                                         158,009      27.

28.Other payables and accrued expenses                            91,826       29.

30. 31.TOTAL LIABILITIES                                         32.            13,558,880

33.34.NET ASSETS                                                 35.           $ 482,835,078

36.Net Assets consist of:                                        37.           38.

39.Paid in capital                                               40.           $ 482,640,500

41.Accumulated undistributed net realized gain (loss)            42.            (12,319,648)
on investments

43.Net unrealized appreciation (depreciation)                    44.            12,514,226
on investments

45.46.NET ASSETS, for 42,433,634 shares outstanding              47.           $ 482,835,078

48.49.NET ASSET VALUE, offering price and redemption             50.            $11.38
price per share ($482,835,078 (divided by) 42,433,634 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

51.52.INTEREST INCOME                                      53.            $ 15,070,385

54.EXPENSES                                                55.            56.

57.Management fee                                          $ 968,867      58.

59.Transfer agent, accounting and custodian fees            404,760       60.
and expenses

61.Non-interested trustees' compensation                    2,444         62.

63.Registration fees                                        722           64.

65.Audit                                                    17,846        66.


67.Legal                                                    2,722         68.


69.Miscellaneous                                            1,438         70.

71. 72.TOTAL EXPENSES                                      73.             1,398,799

74.75.NET INTEREST INCOME                                  76.             13,671,586

77.REALIZED AND UNREALIZED GAIN (LOSS)                     79.            80.
78.Net realized gain (loss) on:

81. Investment securities                                   (756,275)     82.

83. Futures contracts                                       (1,480,660)    (2,236,935)

84.Change in net unrealized appreciation (depreciation)    85.            86.
on:

87. Investment securities                                   12,282,971    88.

89. Futures contracts                                       842,059        13,125,030

90.91.NET GAIN (LOSS)                                      92.             10,888,095

93.94.NET INCREASE (DECREASE) IN NET ASSETS                95.            $ 24,559,681
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS        YEAR
                                                            ENDED             ENDED
                                                            AUGUST 31, 1995   FEBRUARY 28,
                                                            (UNAUDITED)       1995

96.INCREASE (DECREASE) IN NET ASSETS

97.Operations                                               $ 13,671,586      $ 30,660,837
Net interest income

98. Net realized gain (loss)                                 (2,236,935)       (3,391,891)

99. Change in net unrealized appreciation (depreciation)     13,125,030        (37,131,726)

100.                                                         24,559,681        (9,862,780)
101.NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

102.Distributions to shareholders                            (13,671,586)      (30,660,837)
From net interest income

103. From net realized gain                                  -                 (6,907,583)

104. 105.TOTAL  DISTRIBUTIONS                                (13,671,586)      (37,568,420)

106.Share transactions                                       45,030,053        88,981,948
Net proceeds from sales of shares

107. Reinvestment of distributions                           9,497,557         27,201,828

108. Cost of shares redeemed                                 (59,624,311)      (166,997,663)

109.110.                                                     (5,096,701)       (50,813,887)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

111.                                                         5,791,394         (98,245,087)
112.TOTAL INCREASE (DECREASE) IN NET ASSETS

113.NET ASSETS                                              114.              115.

116. Beginning of period                                     477,043,684       575,288,771

117.  End of period                                         $ 482,835,078     $ 477,043,684

118.OTHER INFORMATION                                       120.              121.
119.Shares

122. Sold                                                    3,988,837         8,082,007

123. Issued in reinvestment of distributions                 841,918           2,459,962

124. Redeemed                                                (5,286,921)       (15,215,484)

125. Net increase (decrease)                                 (456,166)         (4,673,515)





126.                   SIX MONTHS       YEARS ENDED FEBRUARY 28,               TEN MONTHS     YEARS ENDED APRIL 30,
                       ENDED                                                   ENDED
                       AUGUST 31, 199                                          FEBRUARY 28,
                       5

127.                  (UNAUDITED)      1995                       1994C       1993           1992                    1991

128.SELECTED PER-SHARE DATA

129.Net asset value,
beginning of period     $ 11.120         $ 12.100                   $ 12.430    $ 11.540       $ 11.300                $ 10.940

130.Income from
Investment Operations     .316             .685                       .719        .611           .744                    .752
Net interest income

131. Net realized and
unrealized gain (loss)    .260             (.830)                     (.060)      .890           .240                    .360

132. Total from
investment operations     .576             (.145)                     .659        1.501          .984                    1.112

133.Less Distributions    (.316)           (.685)                     (.719)      (.611)         (.744)                  (.752)
From net interest income

134. From net realized
gain on investments       -                (.150)                     (.270)      -              -                       -

135. Total distributions  (.316)           (.835)                     (.989)      (.611)         (.744)                  (.752)

136.Net asset value,
end of period            $ 11.380         $ 11.120                   $ 12.100    $ 12.430       $ 11.540                $ 11.300

137.TOTAL RETURN B       5.24%            -.91%                      5.41%       13.40%         8.94%                   10.44%

138.RATIOS AND SUPPLEMENTAL DATA

139.Net assets, end of
period (000 omitted)     $ 482,835        $ 477,044                  $ 575,289   $ 586,791      $ 529,445               $ 523,590

140.Ratio of expenses
to average net assets     .58%A            .56%                       .57%        .60%A          .59%                    .58%

141.Ratio of net interest
income to average net
assets                    5.65%A           6.16%                      5.78%       6.17%A         6.52%                   6.71%

142.Portfolio turnover
rate                      43%A             29%                        44%         32%A           23%                     15%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."

AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS
FIDELITY CALIFORNIA TAX-FREE INSURED PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value). You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995          PAST 6   PAST 1   PAST 5   LIFE OF
                                       MONTHS   YEAR     YEARS    FUND

California Tax-Free Insured            4.48%    6.70%    45.49%   77.89%

Lehman Brothers Municipal Bond Index   5.89%    8.87%    52.01%   n/a

Average California Insured
Municipal Bond Fund                    4.07%    7.10%    49.38%   n/a

Consumer Price Index                   1.33%    2.62%    16.19%   38.75%

CUMULATIVE TOTAL RETURNS show the fund's performance over a set period - in this case, six months, one year, five years, or since the fund started on September 18, 1986. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average California insured municipal bond fund, which reflects the performance of 26 California insured municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                PAST 1   PAST 5   LIFE OF
                                             YEAR     YEARS    FUND

California Tax-Free Insured                  6.70%    7.79%    6.64%

Lehman Brothers Municipal Bond Index         8.87%    8.74%    n/a

Average California Insured
Municipal Bond Fund                          7.10%    8.36%    n/a

Consumer Price Index                         2.62%    3.05%    3.74%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.
$10,000 OVER LIFE OF FUND
              Cal Free InsuredMunicipal Bond Ind
     09/30/86        10000.00          10000.00
     10/31/86        10123.71          10172.70
     11/30/86        10256.02          10374.22
     12/31/86        10317.83          10345.59
     01/31/87        10603.31          10657.09
     02/28/87        10604.77          10709.53
     03/31/87        10513.44          10596.01
     04/30/87         9640.18          10064.30
     05/31/87         9517.04          10014.38
     06/30/87         9640.69          10308.40
     07/31/87         9744.95          10413.55
     08/31/87         9799.00          10436.98
     09/30/87         9216.27          10052.17
     10/31/87         9475.90          10087.75
     11/30/87         9702.91          10351.14
     12/31/87         9855.53          10501.34
     01/31/88        10443.18          10875.39
     02/29/88        10585.52          10990.35
     03/31/88        10158.72          10862.31
     04/30/88        10215.68          10944.86
     05/31/88        10227.00          10913.23
     06/30/88        10391.85          11072.89
     07/31/88        10423.95          11145.09
     08/31/88        10491.93          11154.90
     09/30/88        10696.79          11356.80
     10/31/88        11005.99          11557.25
     11/30/88        10859.51          11451.38
     12/31/88        10999.82          11568.53
     01/31/89        11198.36          11807.77
     02/28/89        11060.27          11673.04
     03/31/89        11063.14          11645.14
     04/30/89        11360.28          11921.60
     05/31/89        11588.22          12169.21
     06/30/89        11709.08          12334.47
     07/31/89        11830.70          12502.34
     08/31/89        11663.10          12379.94
     09/30/89        11677.92          12343.05
     10/31/89        11761.13          12494.01
     11/30/89        11946.85          12712.65
     12/31/89        11963.78          12816.64
     01/31/90        11852.69          12756.02
     02/28/90        12041.00          12870.18
     03/31/90        12032.81          12874.05
     04/30/90        11831.86          12780.84
     05/31/90        12136.60          13059.84
     06/30/90        12251.80          13174.64
     07/31/90        12443.18          13368.96
     08/31/90        12238.68          13174.85
     09/30/90        12279.77          13182.36
     10/31/90        12475.40          13421.48
     11/30/90        12762.40          13691.39
     12/31/90        12803.27          13750.95
     01/31/91        12895.57          13935.49
     02/28/91        12920.79          14056.73
     03/31/91        12921.08          14061.79
     04/30/91        13094.04          14249.51
     05/31/91        13228.25          14376.19
     06/30/91        13201.36          14361.96
     07/31/91        13390.41          14536.88
     08/31/91        13525.24          14728.34
     09/30/91        13718.23          14920.10
     10/31/91        13911.62          15054.38
     11/30/91        13925.97          15096.38
     12/31/91        14206.60          15420.35
     01/31/92        14265.69          15455.51
     02/29/92        14263.37          15460.45
     03/31/92        14280.07          15466.17
     04/30/92        14421.86          15603.82
     05/31/92        14609.32          15787.48
     06/30/92        14865.12          16052.39
     07/31/92        15355.50          16533.64
     08/31/92        15067.01          16372.44
     09/30/92        15167.23          16479.52
     10/31/92        14817.19          16317.52
     11/30/92        15241.60          16609.77
     12/31/92        15507.07          16779.36
     01/31/93        15684.80          16974.50
     02/28/93        16510.40          17588.47
     03/31/93        16288.65          17402.56
     04/30/93        16454.83          17578.15
     05/31/93        16533.51          17676.94
     06/30/93        16851.43          17971.97
     07/31/93        16807.85          17995.51
     08/31/93        17235.79          18370.18
     09/30/93        17447.88          18579.41
     10/31/93        17462.70          18615.27
     11/30/93        17209.66          18451.27
     12/31/93        17650.00          18840.78
     01/31/94        17870.42          19055.94
     02/28/94        17267.63          18562.39
     03/31/94        16270.05          17806.53
     04/30/94        16363.48          17957.53
     05/31/94        16507.00          18113.22
     06/30/94        16299.01          18002.55
     07/31/94        16659.91          18332.54
     08/31/94        16688.02          18395.97
     09/30/94        16343.39          18125.91
     10/31/94        15933.82          17804.00
     11/30/94        15521.36          17482.10
     12/31/94        15842.43          17866.88
     01/31/95        16471.78          18377.52
     02/28/95        17043.43          18911.94
     03/31/95        17175.11          19129.23
     04/30/95        17147.11          19151.81
     05/31/95        17768.46          19762.94
     06/30/95        17421.76          19590.01
     07/31/95        17552.24          19775.73
     08/31/95        17806.22          20026.48

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Fidelity California Tax-Free Insured Portfolio on September 30, 1986, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $17,806 - a 78.06% increase on your initial investment. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $20,026- a 100.26% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONT
      HS
      ENDED      YEARS ENDED FEBRUARY 28,
      AUGUST 3
      1,

      1995       1995                       1994   1993   1992   1991

Dividend return 2.75% 5.50% 5.35% 6.43% 6.48% 6.58%

Capital appreciation
 return 1.73% -6.80% -0.76% 9.32% 3.91% 0.73%

Total return 4.48% -1.30% 4.59% 15.75% 10.39% 7.31%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.34(cents)   26.53(cents)   54.15(cents)

Annualized dividend rate                 5.21%         5.31%          5.59%

30-day annualized yield                  5.13%         -              -

30-day annualized tax-equivalent yield   9.01%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.83 over the past month, $9.94 over the past six months and $9.69 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.04% combined effective 1995 federal and state tax bracket but does not reflect the payment of the federal alternative minimum tax, if applicable.
FIDELITY CALIFORNIA TAX-FREE INSURED PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Fidelity California Tax-Free Insured Fund
Q. JONATHAN, HOW HAS THE FUND PERFORMED?
A. For the six- and 12-month periods ended August 31, 1995, the fund had total returns of 4.48% and 6.70%, respectively. For the same six- and 12-month periods, the average California insured tax-free bond fund returned 4.07% and 7.10%, respectively, as tracked by Lipper Analytical Services.
Q. WHY HAS THE MUNICIPAL BOND MARKET ENJOYED A RALLY SO FAR IN 1995?
A. Several reasons. Beginning late last year, many investors began to expect that the Federal Reserve Board would move from a tightening stance, in which it raised interest rates in an effort to stave off possible inflation, to an easing stance, in which it might cut interest rates. In anticipation of the Fed lowering interest rates - which it did in July, both the taxable and tax-free bond markets rallied. During this period the demand for municipal bonds held fairly steady, and bumped against a relatively limited supply of municipal bonds. For the first six months of 1995, the supply of California municipal bonds was 40% less than it was during the same period of the previous year. The relatively healthy demand and low supply helped the municipal market to outperform the Treasury market during the first quarter of the year. Municipals hit a rough spot in the spring when the public debate about various federal tax reform proposals heated up. Some investors became worried that some federal tax reform proposals would, if enacted, eliminate the tax-exempt status of municipal bonds. The proposal causing the most worry was the flat tax, under which all individuals would be taxed at a uniform rate and deductions would be eliminated. In my view, it's unlikely that a flat tax will be enacted before 1997, if ever. So I believe that the market has overreacted. Despite this, municipal bonds continued to perform well through the end of the summer.
Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE OVER THE PAST SIX
MONTHS?
A. The main factor was its weighting in intermediate-term bonds. The yield curve - which measures the difference in yields between bonds of various maturities - steepened over the past six months. In anticipation of this steepening, I sold some longer-term bonds with maturities of 20 years or longer and in their place bought bonds with intermediate maturities in the 10- to 20-year range. During the steepening process, intermediate bonds generally performed better than longer-term bonds. Most of the intermediate bonds I bought were non-callable, which means they can't be redeemed by their issuer prior to their maturity date. As the market rallied, non-callable bonds were in high demand among investors, and they tended to do quite well. I continue to add non-callable bonds because they have the potential to outperform callable bonds in both rising and declining interest rate environments.
Q. ROUGHLY ONE-THIRD OF THE FUND'S INVESTMENTS IS IN UNINSURED BONDS. WHAT ROLE DO THESE BONDS HAVE IN AN INSURED FUND?
A. Uninsured bonds tend to have higher yields than insured bonds. For example, a California general obligation bond rated A by Moody's Investors Service currently offers about 0.15% more in yield than an insured bond with the same maturity. I try to identify uninsured bonds that offer attractive yields relative to insured bonds, and which also have the potential for price appreciation. For example, during the period I bought California State Public Works at a time when the bonds were relatively cheap. The state was having difficulty passing its budget and these bonds were trading at below what I thought to be their fair value. Once the budget was passed, these bonds richened, or moved closer to what I thought was their fair value.
Q. DOES THE FUND STILL HOLD SOME ORANGE COUNTY BONDS OR BONDS RELATED TO THE ORANGE COUNTY BANKRUPTCY?
A. Yes, but I want to remind shareholders that during the period, the fund didn't hold any investments in uninsured securities issued directly by Orange County. The fund did, however, have about a 5% stake in bonds issued by entities that were participants in the county's pool. Recently, the prices of these bonds have risen and are at or near the level they were prior to Orange County declaring bankruptcy this past December. One bond affected by the Orange County situation, the Orange County Development Agency, Santa Ana Heights Project. This issue made up less than 1% of the fund's investments at the end of the period. This issue's price has improved over the past six months as the Development Agency has met its two scheduled debt service payments on time.
Q. WHAT'S AHEAD FOR THE FUND?
A. In terms of strategy, I'll most likely continue to buy more intermediate-maturity securities. I'll also continue to look for uninsured bonds that provide the opportunity to add yield to the fund and also offer the potential for price appreciation. Of course the fund's performance will be closely tied to that of the municipal market. Further public debate about federal tax reform proposals could continue to cause some volatility in the municipal market. The past six months has been an extremely strong period for the municipal market, and we could see a period in which municipals pause and trade in a more narrow range. While I'm optimistic about the market's prospects from a supply and demand standpoint, interest rates may not continue to drop as much as they have in the past six months. So I believe it's likely that the fund's total return will be less dependent on bond prices rising and more dependent on income.

FUND FACTS
GOAL: high current tax-free
income for California
residents
START DATE: September 18,
1986
SIZE: as of August 31, 1995,
more than $213 million
MANAGER: Jonathan Short,
since March 1995; manager,
Fidelity California Tax-Free
High Yield Fund, Spartan
California Municipal High
Yield, and Spartan California
Intermediate Municipal
Portfolios, since March 1995;
Spartan Arizona Municipal
and
Fidelity Minnesota Tax-Free
Portfolios, as of October 1,
1995; joined Fidelity in 1990
(checkmark)


JONATHAN SHORT ON HIS
OUTLOOK FOR THE CALIFORNIA
ECONOMY:
"The California economy
appears to have hit bottom,
and I expect the state to
experience moderate
economic growth going
forward. However, I do not
expect this growth to be
robust. Employment is
starting to grow, primarily as a
result of the expanding
entertainment and service
sectors. But, job growth will
continue to be hindered by the
ongoing downsizing in the
defense industry. Although
new construction activity
remains low and the housing
sector has yet to show many
signs of a rebound, home
prices appear to be
stabilizing. This price
stabilization should add some
support to the housing market
and could eventually provide
a boost for the economy. A
positive sign for the economy
has been the increase in retail
sales, which have shown
growth over the past two
years and presently look
reasonably healthy. In
summary, I am cautiously
optimistic since I expect the
state's economy to show
gradual improvement."
FIDELITY CALIFORNIA TAX-FREE INSURED PORTFOLIO

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                   % OF FUND'S    % OF FUND'S INVESTMENT
                   INVESTMENTS    S
                                  IN THESE SECTORS
                                  6 MONTHS AGO

Special Tax        22.6           26.9

Lease Revenue      18.5           24.2

Water & Sewer      12.2           5.4

Electric Revenue   11.7           11.4

Health Care        11.3           12.5

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   17.3   18.5

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   8.3   9.1

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 69.3%
Aa, A 21.6%
Baa 4.4%
Caa 0.6%
Non-rated 0.5%
Short-term and other
investments 3.6%
Aaa 67.8%
Aa, A 18.3%
Baa 6.3%
Caa 0.5%
Non-rated 0.5%
Short-term and other
investments 6.6%
Row: 1, Col: 1, Value: 69.3
Row: 1, Col: 2, Value: 21.6
Row: 1, Col: 3, Value: 5.4
Row: 1, Col: 4, Value: 1.6
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 4.6
Row: 1, Col: 1, Value: 67.8
Row: 1, Col: 2, Value: 18.3
Row: 1, Col: 3, Value: 6.3
Row: 1, Col: 4, Value: 1.5
Row: 1, Col: 5, Value: 1.5
Row: 1, Col: 6, Value: 6.6
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
FIDELITY CALIFORNIA TAX-FREE INSURED PORTFOLIO

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 96.4%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 96.4%
Alameda County Ctfs. of Prtn. Rfdg. (Santa Rita
Jail Proj.) 5.375% 6/1/09 (MBIA Insured)  Aaa $ 2,500,000 $ 2,471,875
Anaheim Pub. Fin. Auth. Tax Allocation Rev.
6.45% 12/28/18 (MBIA Insured)  Aaa  2,000,000  2,092,500
Bay Area Gov't. Assoc. Rev. (Muni. Fing. Pool)
Series A, 8.05% 9/1/10  A  1,470,000  1,470,000
Burbank Redev. Agcy. Tax Allocation
(City Ctr. Redev. Proj.) Series A,
5% 12/1/15 (CGIC Insured)  Aaa  4,000,000  3,475,000
California Edl. Facs. Auth. Rev.
(Pooled Facs. Prog.) Series 1987,
7.625% 11/1/12 (MBIA Insured)  Aaa  1,000,000  1,075,000
California Gen. Oblig.
6.50% 3/1/02 (AMBAC Insured)  Aaa  2,000,000  2,200,000
California Gen. Oblig. Unltd. Tax 6% 9/1/03  A1  1,000,000  1,066,250
California Hsg. Fin. Agcy. Rev. (Home Mtg.):
 Series 1983 A, 0% 2/1/15  Aa  8,187,000  1,207,583
 Series 1983 B, 0% 8/1/15  Aa  170,000  22,738
California Health Facs. Fing. Auth. Rev.:
 (Children's Hosp. - San Diego)
 6.80% 7/1/02 (MBIA Insured)  Aaa  1,855,000  2,054,413
 (Children's Hosp. - San Francisco)
 Series A, 7.50% 10/1/20 (MBIA Insured)  Aaa  1,650,000  1,823,250
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(MBIA Insured)  Aaa  2,875,000  3,126,563
California Pub. Works Board Lease Rev.:
 Rfdg. (Dept. Corrections State Prisons)
 Series A, 5% 12/1/19 (AMBAC Insured)  Aaa  2,000,000  1,742,500
 (Dept. Correction State Prisons - Madera)
 Series E, 6% 6/1/07  A  1,500,000  1,545,000
 (University Projs.) Series B, 6.40% 12/1/09  A1  1,700,000  1,761,625
California Statewide Commty. Dev. Auth..
Ctfs. of Prtn.:
  (Catholic Health Care West)
  5.616% 7/1/13 (MBIA Insured)  Aaa  2,000,000  1,932,500
  (Cedars Hosp.)
  5.10% 11/1/07 (MBIA Insured)  Aaa  1,985,000  1,925,450
  (Childrens Hosp.) 6% 6/1/11
  (MBIA Insured)  Aaa  1,700,000  1,727,625
  (Sisters Charity Leavenworth Sys.):
  4.875% 12/1/10  Aa  1,000,000  870,000
   5% 12/1/23  Aa  1,000,000  835,000
  (St. Joseph Health Sys.) 5.50%7/1/23  Aa  1,000,000  905,000
California Wtr. Dept. Res.:
 Rfdg. (Cent. Valley Proj. Rev.) Series L,
 5.70% 12/1/16  Aa  6,800,000  6,519,500
 Series I, 6.95% 12/1/25  Aaa  500,000  562,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Carson Redev. Agcy. Redev. Proj. Area #1
Tax Allocation Rfdg. 6.375% 10/1/12  Baa1 $ 1,000,000 $ 981,250
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.) Series A:
  7% 8/1/12 (MBIA Insured)  Aaa  1,000,000  1,135,000
  7% 8/1/13 (MBIA Insured)  Aaa  1,580,000  1,791,325
Central California Joint Pwrs. Health Fing. Auth.
Ctfs. of Prtn. (Commty. Hosp. of Central
California Proj.) 5.25% 2/1/13  A  2,000,000  1,735,000
Chino Basin Reg. Fing. Auth. Rev. (Mun. Wtr. Dist.
Swr. Sys. Proj.) 7.0% 8/1/06
(AMBAC Insured)  Aaa  1,145,000  1,325,338
Desert Hosp. Dist. Rev. Ctfs. of Prtn.
6.392% 7/28/20 (CGIC Insured)  Aaa  4,000,000  4,075,000
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.
5.75% 6/1/04 (MBIA Insured)  Aaa  3,000,000  3,191,250
East Bay Reg. Park Dist. Series C, 6.50%
9/1/01, (FGIC Insured)  Aaa  660,000  726,825
Eureka Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation):
  Series A, 0% 9/1/27 (FSA Insured)  Aaa  660,000  647,625
  Series B, 0% 9/1/27 (FSA Insured)  Aaa  1,555,000  1,393,669
Fontana Redev. Agcy. Tax Allocation Rfdg.
(Yurupa Hills):
  Series 1992 A, 7.10% 10/1/23  BBB  1,000,000  1,016,250
  Series A, 7% 10/1/14  BBB+  2,300,000  2,343,125
Foothill De Anza Commty. College Ctfs. of Prtn.
5.25% 9/1/21, (Connie Lee Insured)  AAA  1,175,000  1,035,469
Grossmont Hosp. Dist. Rev. Series A, 8%
11/15/17 (MBIA Insured)
(Pre-Refunded to 11/15/97 @ 102)(c)  Aaa  1,500,000  1,651,875
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy. Local
Pool Rev.:
  7.875% 2/15/23  A+  3,850,000  4,052,125
  8.25% 8/15/23  A+  3,000,000  3,221,250
Kings River Conservation Dist. 6.375% 1/1/12  Aa  1,000,000  1,028,750
Lemon Grove Commty. Dev. Agcy. Tax Allocation
Rev. (Lemon Grove Redev. Proj.)
6.90% 8/1/20  Baa  1,000,000  1,016,250
Local Gov't. Fin. Auth. Rev. (Oakland Cent.
Dist.) 0% 9/1/09, (MBIA Insured)  Aaa  3,565,000  1,613,163
Los Angeles Convention & Exhibition Ctr. Auth.
Ctfs. of Prtn. Rfdg.
Series A, 7.375% 8/15/18
(Pre-Refunded to 8/15/99 @101.50)(c)  Aaa  1,500,000  1,691,250
Los Angeles County Ctfs. of Prtn.:
 (Disney Parking Proj.)
  0% 3/1/15  Baa1  1,000,000  257,500
 (Disney Parking Proj.) (Cap. Appreciation)
 0% 3/1/10  Baa1  2,000,000  755,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev:.
  Rfdg. (Prop. A) Series A,
  5% 7/1/21 (FGIC Insured)  Aaa $ 2,100,000 $ 1,816,500
  (Prop. C) Series A 5.90% 7/1/03
  (AMBAC Insured)  Aaa  1,750,000  1,881,250
Los Angeles County Pub. Wks. Fing.
Auth. Lease Rev. (Multi. Cap. Facs. Proj. IV)
4.75% 12/1/13 (MBIA Insured)  Aaa  5,000,000  4,293,750
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant
Rev. 6% 11/15/03 (MBIA Insured)  Aa  1,200,000  1,299,000
Los Angeles Wastewtr. Sys. Rev. Rfdg. Series A,
9% 6/1/00 (MBIA Insured)  Aaa  500,000  595,000
M-S-R Pub. Pwr. Agcy. Rev. (San Juan Proj.)
Series D, 6.75% 7/1/20 (MBIA Insured)  Aaa  2,500,000  2,762,500
Mesa Consolidated Wtr. Dist. Ctfs. of Prtn.
(Cap. Impt. Phase II) 7.625% 3/15/08
(AMBAC Insured)  Aaa  1,000,000  1,097,500
Metropolitan Wtr. Dist. Southern California
Gen. Oblig. 5% 3/1/02  Aaa  1,250,000  1,281,250
Metropolitan Wtr. Dist. Southern California
Crossover Rfdg. Series A1, 5.50% 3/1/10  Aaa  1,000,000  990,000
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. 5.75% 8/12/18  Aa  4,000,000  3,845,000
Modesto Ctfs. of Prtn. (Commty. Ctr. Refing.
Proj.) Series A, 5% 11/1/23
(AMBAC Insured)  Aaa  2,500,000  2,150,000
Modesto Irrigation Dist. Ctfs. of Prtn. Rfdg. &
Cap. Impts. Series A, 0% 10/1/09
(MBIA Insured)  Aaa  2,270,000  1,021,500
Moreno Valley Unified School Dist. Ctfs. of Prtn.
(Land Acquisition) 0% 9/1/11 (FSA Insured)  Aaa  2,350,000  1,974,000
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
 Crossover Rfdg. (Geothermal Proj. #3)
 Series A, 5.50% 7/1/05 (AMBAC Insured)  Aaa  500,000  519,375
 Rfdg. (Geothermal Proj.) Series A, 5.80%
 7/1/09 (AMBAC Insured)  Aaa  1,085,000  1,112,125
 7.50% 7/1/23 (AMBAC Insured)
(Pre-Refunded to 7/1/21 @ 100)(c)  Aaa  1,300,000  1,561,625
Norwalk Redev. Agcy. Tax Allocation
(Norwalk Redev. Proj. #1) 7.15% 12/1/15  -  1,000,000  1,037,500
Oakland Redev. Agcy. Central Dist. Redev.
(Sub. Tax Allocation): 5.00% 9/1/13
(MBIA Insured)  Aaa  2,960,000  2,652,900
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6.125% 9/1/23  Caa  1,500,000  1,310,625
Palm Desert Fing. Auth. Tax Allocation
6.3675% 4/1/22 (MBIA Insured)  Aaa  3,500,000  3,578,750
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Placer County Wtr. Agcy. Wtr. Rev. Ctfs. of Prtn.
(Phase 1 Cap. Impt. Proj.) 7.75% 7/1/18
(MBIA Insured)  Aaa $ 1,000,000 $ 1,115,000
Pleasanton Joint Pwrs. Fing. Auth. Reassessment
Series A, 6% 9/2/05  Baa  1,975,000  2,058,938
Rancho Mirage Joint Pwrs. Fing. Auth. Ctfs. of
Prtn. (Eisenhower Mem. Hosp.) 7% 3/1/22  A  1,000,000  1,031,250
Redding Elec. Sys. Rev. Ctfs. of Prtn.
(Cap. Appreciation) Series A:
  0% 6/1/05 (FGIC Insured)  Aaa  2,000,000  1,207,500
  0% 6/1/06 (FGIC Insured)  Aaa  1,730,000  975,288
  0% 6/1/07 (FGIC Insured)  Aaa  1,890,000  994,613
  0% 6/1/08 (FGIC Insured)  Aaa  1,300,000  638,625
Redondo Beach Redev. Agcy. Tax Allocation
(South Bay Ctr.) 8.625% 5/1/14,
(FGIC Insured)  Aaa  1,000,000  1,072,500
Richmond Redev. Agcy. Tax Allocation
(Harbour Redev. Proj.) 7% 7/1/09
(Cap. Guaranty Insured)  Aaa  1,750,000  1,953,438
Riverside County Asset Leasing Corp.
Leasehold Rev. (Riverside County Hosp. Proj.)
Series A:
  6.375% 6/1/09  A  2,000,000  2,035,000
  6.50% 6/1/12  A  5,500,000  5,644,375
Riverside County Trans. Commission Sales Tax
Rev. Series A:
  5.30% 6/1/02 (AMBAC Insured)  Aaa  500,000  516,875
  5.75% 6/1/09 (AMBAC Insured)  Aaa  2,000,000  2,057,500
Riverside Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation Land Acquisition Proj.)
Series B, 0% 9/1/26 (FSA Insured)  Aaa  1,710,000  1,462,050
Sacramento Fing. Auth. Gas Tax Rev.
Series A, 6% 10/1/07 (AMBAC Insured)  Aaa  1,290,000  1,383,525
Sacramento Fing. Auth. Lease Rev. Rfdg.
Series A, 5.375% 11/1/14
(AMBAC Insured)  Aaa  6,500,000  6,077,500
Sacramento Muni. Util. Dist. Elec. Rev.:
 Rfdg. Series G, 6.5%, 9/1/13 (d)  Aaa  7,000,000  7,507,500
 1.76% 11/15/08 (FGIC Insured)  Aaa  3,700,000  3,191,250
 6.30% 8/15/18 (FGIC Insured)  Aaa  2,000,000  2,047,500
San Bernardino Redev. Agcy. Tax Allocation
Rfdg. (Southeast Ind. Park) 7.40% 3/1/14
(AMBAC Insured)  Aaa  2,100,000  2,268,000
San Diego County Reg. Trans. Commission
(Sales Tax Rev.) Second Sr. Series A:
  6.25% 4/1/03 (FGIC Insured)  Aaa  4,000,000  4,365,000
  5% 4/1/07 (FGIC Insured)  Aaa  1,000,000  970,000
San Francisco Arpt. 6% 5/1/13 (FGIC Insured) Aaa 1,075,000 1,075,000 MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Francisco City & County Redev. Fing. Tax
Allocation Rfdg. (San Francisco Redev. Proj. B)
5.25% 8/1/17 (FGIC Insured)  Aaa $ 1,500,000 $ 1,357,500
San Francisco City & County Swr. Rev.
Series B, 0% 10/1/07 (FGIC Insured)  Aaa  4,770,000  2,462,513
San Jacinto Unified School Dist. Series B, 0%
9/1/26 (FSA Insured)  Aaa  1,585,000  1,509,713
San Joaquin Ctfs. of Prtn.:
 Rfdg. (Cap. Facs. Proj.) 5% 11/15/09
 (MBIA Insured)  Aaa  1,000,000  937,500
 (Cap. Facs. Proj.)
 5% 11/15/10 (MBIA Insured)  Aaa  1,110,000  1,026,750
 (Gen. Hosp. Proj.) 6.625% 9/1/20  A  2,500,000  2,481,250
San Jose Ctfs. of Prtn. Rfdg. (Communication
Ctr. Proj.) 6.50% 5/1/10, (MBIA Insured)  Aaa  1,500,000  1,582,500
San Jose Redev. Agcy. Tax Allocation
(Merged Area Redev. Proj.) 6% 8/1/15
(MBIA Insured)  Aaa  3,000,000  3,037,500
Santa Ana Commty. Redev. Agcy. Tax Allocation
(South Main St. Redev.)
5.25% 9/1/13 (MBIA Insured)  Aaa  3,000,000  2,771,250
Sequoia Hosp. Dist. Rev. 5.375% 8/15/13  Baa1  1,000,000  860,000
South Orange County Pub. Fin. Auth. Spl. Tax Rev.:
 (Foothill Area) Series C, 7.50%
 8/15/07 (FGIC Insured)  Aaa  2,290,000  2,733,688
 (Sr. Lien) Series A, 7% 9/1/09
 (MBIA Insured)  Aaa  2,000,000  2,292,500
Sulpher Springs Unified School Dist. Series A,
0% 9/1/08, (MBIA Insured)  Aaa  2,000,000  962,500
Tahoe-Truckee Joint Union School Dist.
(Cap. Appreciation) Series A, 0% 9/1/10  Aaa  6,625,000  2,790,781
Torrance Hosp. Rev. (Little Co. of Mary Hosp.)
6.875% 7/1/15  A  1,415,000  1,462,756
Univ. of California Rev. Rfdg. Series C, 5%
9/1/23 (AMBAC Insured)  Aaa  2,750,000  2,365,000
Upland Ctfs. of Prtn. (San Antonio Commty.
Hosp.) 5% 1/1/18  A  1,000,000  807,500
Walnut Creek Ctfs. of Prtn. Rfdg. (John Muir
Med. Ctr.) 5%, 2/15/16 (MBIA Insured)  Aaa  3,250,000  2,819,369
West & Central Basin Fing. Auth.
(West Basin Proj.) Series A, 5% 8/1/10
(AMBAC Insured)  Aaa  2,000,000  1,862,500
West Covina Ctfs. of Prtn. (Queen of the Valley
Hosp.) 6.50% 8/15/24  A  1,000,000  1,005,000
TOTAL MUNICIPAL BONDS
(Cost $202,318,546)   204,652,608
MUNICIPAL NOTES (A) - 3.6%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 3.6%
Los Angeles County Metropolitan Trans. Auth.
Series 1993-A, 3.35%,
(MBIA Insured) VRDN  VMIG 1 $ 2,000,000 $ 2,000,000
Los Angeles County Trans. Commission Sales Tax
Rev. Rfdg. Series 1992 A, 3.20%
(FGIC Insured) BPA Industrial Bank of
Japan Ltd. VRDN  VMIG 1  2,100,000  2,100,000
Southern California Pub. Pwr. Auth. Rev.
(Transmission Proj.) Series 1991, 3.15%
(AMBAC Insured) LOC Swiss Bank,
VRDN   VMIG 1  1,500,000  1,500,000
Ventura County TRAN 4.50% 7/2/96  MIG 1  2,000,000  2,007,740
TOTAL MUNICIPAL NOTES
(Cost $7,611,740)   7,607,740
TOTAL INVESTMENTS - 100%
(Cost $209,930,286)  $ 212,260,348
FUTURES CONTRACTS
    EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
10 Municipal Bond Contracts   Sept. 1995 $ 1,144,375 $ 34,909
27 Municipal Bond Contracts   Dec. 1995  3,061,125  9,318
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 2.0%
TOTAL FUTURES CONTRACTS  $ 44,227

SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(c) Security collateralized by an amount sufficient to pay interest and principal.
(d) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $3,217,500.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 86.0% AAA, AA, A 88.5%
Baa  2.8% BBB 3.1%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.6% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.5%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Special Tax   22.6%
Lease Revenue   18.5
Water & Sewer   12.2
Electric Revenue   11.7
Health Care   11.3
Others
 (individually less than 10%)   23.7
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $209,930,286. Net unrealized appreciation aggregated $2,330,062, of which $6,370,360 related to appreciated investment securities and $4,040,298 related to depreciated investment securities.
At February 28, 1995, the fund had a capital loss carryforward of approximately $1,010,908 which will expire on February 28, 2003.
At February 28, 1995, the fund elected to defer to its fiscal year ending February 29, 1996, $5,226,675 of losses recognized during the period November 1, 1994 to February 28, 1995.
At February 28 1995, the fund was required to defer $145,506 of losses on futures contracts and options.
FIDELITY CALIFORNIA TAX-FREE INSURED PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995 (UNAUDITED)

143.ASSETS                                                 144.          145.

146.Investment in securities, at value (cost               147.          $ 212,260,348
$209,930,286) -
See accompanying schedule

148.Cash                                                   149.           220,082


150.Receivable for investments sold                        151.           2,914,817

152.Interest receivable                                    153.           2,887,677

154.Receivable for daily variation on futures contracts    155.           16,555

156. 157.TOTAL ASSETS                                      158.           218,299,479

159.LIABILITIES                                            160.          161.

162.Payable for investments purchased                      $ 4,720,579   163.

164.Distributions payable                                   162,703      165.

166.Accrued management fee                                  70,079       167.

168.Other payables and accrued expenses                     48,532       169.

170. 171.TOTAL LIABILITIES                                 172.           5,001,893

173.174.NET ASSETS                                         175.          $ 213,297,586

176.Net Assets consist of:                                 177.          178.

179.Paid in capital                                        180.          $ 220,062,597

181.Accumulated undistributed net realized gain (loss)     182.           (9,139,300)
on investments

183.Net unrealized appreciation (depreciation)             184.           2,374,289
on investments

185.186.NET ASSETS, for 21,308,054 shares                  187.          $ 213,297,586
outstanding

188.189.NET ASSET VALUE, offering price and                190.           $10.01
redemption price per share ($213,297,586 (divided by)
21,308,054 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

191.192.INTEREST INCOME                              193.           $ 6,256,554

194.EXPENSES                                         195.           196.

197.Management fee                                   $ 428,908      198.

199.Transfer agent, accounting and custodian fees     187,474       200.
and expenses

201.Non-interested trustees' compensation             1,129         202.

203.Registration fees                                 668           204.

205.Audit                                             17,505        206.


207.Legal                                             1,210         208.


209.Miscellaneous                                     785           210.

211. 212.TOTAL EXPENSES                              213.            637,679

214.215.NET INTEREST INCOME                          216.            5,618,875

217.REALIZED AND UNREALIZED GAIN (LOSS)              219.           220.
218.Net realized gain (loss) on:

221. Investment securities                            (2,270,220)   222.

223. Futures contracts                                (1,268,460)    (3,538,680)

224.Change in net unrealized appreciation            225.           226.
(depreciation) on:

227. Investment securities                            6,466,537     228.

229. Futures contracts                                826,696        7,293,233

230.231.NET GAIN (LOSS)                              232.            3,754,553

233.234.NET INCREASE (DECREASE) IN NET ASSETS        235.           $ 9,373,428
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                   SIX MONTHS        YEAR
                                                   ENDED             ENDED
                                                   AUGUST 31, 1995   FEBRUARY 28,
                                                   (UNAUDITED)       1995

236.INCREASE (DECREASE) IN NET ASSETS

237.Operations                                     $ 5,618,875       $ 13,165,699
Net interest income

238. Net realized gain (loss)                       (3,538,680)       (4,982,204)

239. Change in net unrealized appreciation          7,293,233         (15,911,365)
(depreciation)

240.                                                9,373,428         (7,727,870)
241.NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

242.Distributions to shareholders                   (5,618,875)       (13,165,699)
From net interest income

243. From net realized gain                         -                 (4,232,425)

244. 245.TOTAL  DISTRIBUTIONS                       (5,618,875)       (17,398,124)

246.Share transactions                              40,016,976        89,403,793
Net proceeds from sales of shares

247. Reinvestment of distributions                  4,100,375         13,115,054

248. Cost of shares redeemed                        (51,480,409)      (152,246,558)

249.250.                                            (7,363,058)       (49,727,711)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

251.                                                (3,608,505)       (74,853,705)
252.TOTAL INCREASE (DECREASE) IN NET ASSETS

253.NET ASSETS                                     254.              255.

256. Beginning of period                            216,906,091       291,759,796

257. End of period                                 $ 213,297,586     $ 216,906,091

258.OTHER INFORMATION                              260.              261.
259.Shares

262. Sold                                           4,019,305         9,161,615

263. Issued in reinvestment of distributions        412,816           1,344,750

264. Redeemed                                       (5,175,853)       (15,615,632)

265. Net increase (decrease)                        (743,732)         (5,109,267)





266.                     SIX MONTHS       YEARS ENDED FEBRUARY 28,               TEN MONTHS     YEARS ENDED APRIL 30,
                         ENDED                                                   ENDED
                         AUGUST 31, 199                                          FEBRUARY 28,
                         5

267.                     (UNAUDITED)      1995                       1994C       1993           1992                    1991

268.SELECTED PER-SHARE DATA

269.Net asset value,
beginning of period      $ 9.840          $ 10.740                   $ 11.030    $ 10.100       $ 9.740                 $ 9.370

270.Income from
Investment Operations    .265             .558                       .589        .492           .603                    .605
Net interest income

271. Net realized and
unrealized gain (loss)    .170             (.730)                     (.090)      .930           .360                    .370

272. Total from
investment operations     .435             (.172)                     .499        1.422          .963                    .975

273.Less Distributions    (.265)           (.558)                     (.589)      (.492)         (.603)                  (.605)
From net interest income

274. From net realized
gain on investments       -                (.170)                     (.200)      -              -                       -

275. Total distributions  (.265)           (.728)                     (.789)      (.492)         (.603)                  (.605)

276.Net asset value,
end of period            $ 10.010         $ 9.840                    $ 10.740    $ 11.030       $ 10.100                $ 9.740

277.TOTAL RETURN B       4.48%            -1.30%                     4.59%       14.48%         10.14%                  10.67%

278.RATIOS AND SUPPLEMENTAL DATA

279.Net assets, end of
period (000 omitted)    $ 213,298        $ 216,906                  $ 291,760   $ 274,872      $ 177,763               $ 113,711

280.Ratio of expenses
to average net assets    .60%A            .59%                       .48%        .63%A          .66%                    .72%

281.Ratio of expenses to
average net assets before .60%A            .59%                       .60%        .63%A          .66%                    .72%
expense reductions

282.Ratio of net interest
income to average net
assets                    5.25%A           5.71%                      5.31%       5.72%A         6.06%                   6.30%

283.Portfolio turnover
rate                      47%A             32%                        60%         27%A           19%                     14%


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
C EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."

AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS
FIDELITY CALIFORNIA TAX-FREE MONEY MARKET PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period and reinvestment of its dividends (or income). Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past 10 years total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995      PAST 6   PAST 1   PAST 5   PAST 10
                                   MONTHS   YEAR     YEARS    YEARS

California Tax-Free Money Market   1.67%    3.22%    15.78%   46.80%

Average California Tax-Free
Money Market Fund                  1.67%    3.18%    15.84%   n/a

Consumer Price Index               1.33%    2.62%    16.19%   41.57%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or ten years. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average California tax-free money market fund, which reflects the performance of 44 California tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The periods covered by the CPI and IBC/Donoghue numbers are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995            PAST 1   PAST 5   PAST 10
                                         YEAR     YEARS    YEARS

California Tax-Free Money Market         3.22%    2.97%    3.91%

Average California Tax-Free
Money Market Fund                        3.18%    2.98%    n/a

Consumer Price Index                     2.62%    3.05%    3.54%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had achieved that return by performing at a constant rate each year.

YIELDS
                               8/29/94   11/28/94   2/27/95   5/29/95   8/28/95



California Tax-Free            2.58%     3.10%      3.45%     3.53%     3.08%
Money Market



Average California Tax-Free    2.56%     3.07%      3.45%     3.50%     3.11%
Money Market Fund



California Tax-Free            4.53%     5.44%      6.06%     6.20%     5.41%
Money Market Tax-equivalen
t




Row: 1, Col: 1, Value: 2.58
Row: 1, Col: 2, Value: 2.56
Row: 2, Col: 1, Value: 3.1
Row: 2, Col: 2, Value: 3.07
Row: 3, Col: 1, Value: 3.45
Row: 3, Col: 2, Value: 3.45
Row: 4, Col: 1, Value: 3.53
Row: 4, Col: 2, Value: 3.5
Row: 5, Col: 1, Value: 3.08
Row: 5, Col: 2, Value: 3.11
4% -
3% -
2% -
1% -
0%
California
Tax-Free
Money Market
Average California
Tax-Free Money
Market Fund
YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's seven-day yield at quarterly intervals over the past year. You can compare these yields to the average California tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 43.04%. Figures for the average California tax-free money market fund are from IBC/Donoghue. A portion of the fund's income may be subject to the alternative minimum tax. A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free
investments are usually lower
than yields on taxable
investments. However, a
straight comparison between
the two may be misleading
because it ignores the way
taxes reduce taxable returns.
Tax-equivalent yield - the
yield you'd have to earn on a
similar taxable investment to
match the tax-free yield -
makes the comparison more
meaningful. Keep in mind that
the U.S. government neither
insures nor guarantees a
money market fund. And
there is no assurance that a
money fund will maintain a $1
share price.
(checkmark)
FIDELITY CALIFORNIA TAX-FREE MONEY MARKET PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson,
Portfolio Manager of Fidelity California Tax-Free Money Market Portfolio
Q. DEBORAH, WHAT KIND OF AN INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST SIX MONTHS?
A. Last February, before the period began, the Federal Reserve raised the federal funds rate - the interest rate banks charge each other for overnight loans - one-half percentage point. It was the seventh increase in just over a year and brought the federal funds rate to 6%. But even as the Fed was taking its final step in a policy designed to slow down the pace of economic growth and prevent an outbreak of inflation, there were signs of an economic slowdown. During the first quarter of 1995, the gross domestic product expanded at an annual rate of 2.7%, well below the 5.1% expansion rate during the fourth quarter of 1994. The slowdown continued throughout the spring and early summer, with second-quarter growth registering a mild 1.1%, well below the Fed's target rate of 2.5%. In July, fearful that the economy was losing too much steam too fast, the Fed intervened again, this time cutting the federal funds rate one-quarter percentage point in hopes of stimulating economic activity.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. Throughout the spring and early summer, the economy was sending out contradictory signals, with signs of strength alternating with signs of weakness. During this time, I felt the Fed could lower interest rates; therefore I chose to remain flexible, maintaining an average maturity of between 20 and 25 days. Then, as we entered the summer borrowing season, I took advantage of an abundance of new issues to add longer-term securities at attractive rates. By July, the Fund's average maturity was approaching 70 days, and has stayed close to that ever since.
Q. DID THE FUND SUFFER LOSSES TIED TO THE ORANGE COUNTY BANKRUPTCY LAST
YEAR?
A. No. The fund has no direct exposure to Orange County or to any of the municipalities who participated in the Orange County investment pool. That was true at the time of the bankruptcy filing and it is still true today. At no time was the fund's stable $1 share price threatened. Since the bankruptcy filing, we've maintained our already strict credit standards and have in some cases required credit enhancement before investing.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1995 was 3.04%, compared to 3.44% six months ago. The latest yield was the equivalent of a 5.34% taxable yield for California investors in the 43.04% combined state and federal income tax bracket. The fund's total return from February 28, 1995, through August 31, 1995, was 1.67%, compared to 1.67% for the average California tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. Going forward, I think it's highly unlikely that the Fed will consider raising interest rates again anytime soon. Since pockets of economic weakness continue to materialize, the Fed may decide, however, to stand pat until Congress shows its hand in the next round of budget deliberations. I therefore expect stable to lower interest rates at least for the next six months. As a result, I'll aim to keep the fund's average maturity somewhat aggressive, in the 60- 70-day range.

FUND FACTS
GOAL: high current tax-free
income for California
residents while maintaining a
stable $1 share price
START DATE: July 7, 1984
SIZE: as of August 31,1995,
more than $754 million
MANAGER: Deborah Watson,
since July 1988; manager,
Spartan California Municipal
Money Market Portfolio, since
1989; Spartan Pennsylvania
Municipal Money Market
Portfolio, since 1989; joined
Fidelity in 1982
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
FIDELITY CALIFORNIA TAX-FREE MONEY MARKET PORTFOLIO

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/95            2/28/95            8/31/94

0 - 30       75                 85                 82

31 - 90      6                  7                     9

91 - 180     2                  8                  0

181 - 397     17                0                  9

WEIGHTED AVERAGE MATURITY
                            8/31/95   2/28/95   8/31/94

California Tax-Free
Money Market                66 days   21 days   39 days

Average California
Tax-Free Money Market Fun   52 days   33 days   53 days
d*

ASSET ALLOCATION
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995

Row: 1, Col: 1, Value: 67.0
Row: 1, Col: 2, Value: 11.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 1, Value: 69.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 2.0
Variable rate
demand notes
(VRDNs) 67%
Commercial
paper 11%
Tender bonds 4%
Municipal
notes 18%
Other 0%
Variable rate
demand notes
(VRDNs) 69%
Commercial
paper 14%
Tender bonds 2%
Municipal
notes 14%
Other 1%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
FIDELITY CALIFORNIA TAX-FREE MONEY MARKET PORTFOLIO

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 100.0%
Alameda County Ind. Dev. Auth. Ind. Rev.:
 (Jacobs Investment Co. Proj.) Series 1985 A,4.15%,
 LOC Bank of America, VRDN  $ 3,800,000 $ 3,800,000
 (Longview Fibre Co.) Series 1988, 3.65%,
 LOC ABN-AMRO Bank, VRDN   1,750,000  1,750,000
Alameda County TRAN 4.75% 7/25/96,
LOC Union Bank of Switzerland   6,000,000  6,038,711
Anaheim Hsg. Auth. Multi-Family Hsg. Rev. (Parka Vista Apts)
3.65%, LOC Citibank, VRDN (b)   5,500,000  5,500,000
Azusa Multi-Family Hsg. Rev. (Pacific Glen Apt. Proj.)
Series 1994, 3.95%, VRDN   1,400,000  1,400,000
California Central School Dist. Ctfs. of Prtn. 3.85%,
LOC Bank of California, VRDN   2,000,000  2,000,000
California Ed. Facs. Auth. Rev. (Stanford University)
Series L-2, 3.20%, VRDN   4,500,000  4,500,000
California Gen. Oblig. Bonds (c):
 Series 1993N, 3.85% tender 9/1/95 (AMBAC Insured)
 (Liquidity Facility Citibank)   8,000,000  8,000,000
 Series CR-26I,3.90%, tender 9/15/95
 (Liquidity Facility Citibank) (AMBAC Insured)   8,000,000  8,000,000
California Gen. Oblig. RAN Series C,
5.75% 4/25/96 (FGIC Insured)   3,200,000  3,238,841
California Health Facs. Fin. Auth. Rev.
(Catholic Healthcare West) Series 1995 B, 3.40%
(MBIA Insured)(Liquidity Facility Rabobank)   6,400,000  6,400,000
California Health Facs. Auth. (Enloe Memorial Hosp.) 3.45%,
 LOC Bank of America, VRDN   1,500,000  1,500,000
California Hsg. Fin. Agcy. Bonds Series PT-40C, 4%
tender 12/7/95 (Liquidity Facility Banque
Nationale de Paris)   8,330,000  8,330,000
California Hsg. Fin. Agcy. Home. Mtg. Rev. Bonds
Series 1995 E, 4.60% tender 2/1/96(FGIC Insured)(b)   4,375,000  4,375,000
California Hsg. Fin. Agcy. Participating VRDN (c):
 Series 1994-1, 3.91%
 (Liquidity Facility State Street Bank) (b)   9,628,724  9,628,724
 Series PA-58, 3.60% (Liquidity Facility Merrill Lynch)   1,390,000
1,390,000
 Series PA-90, 3.65% (Liquidity Facility Merrill Lynch) (b)   2,335,000
2,335,000
 Series PT-14, 3.65%
 (Liquidity Facility Dai-Ichi Kangyo Bank Ltd.)   2,890,000  2,890,000
 Series PT-40A, 4.25%
 (Liquidity Facility Dai-Ichi Kangyo Bank Ltd.) (b)   6,000,000  6,000,000
 Series PT-40B, 3.75%
 (Liquidity Facility Dai-Ichi Kangyo Bank Ltd.) (b)   9,500,000  9,500,000
 Series PT-56, 3.75% (Liquidity Facility Credit Suisse)   1,500,000
1,500,000
California Hsg. Fin. Agcy. Tender Option Bonds
Series CR-156, 3.82% (Liquidity Facility Citibank) (b)(c)   4,500,000
4,500,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev.:
 (Burney Forest Products Proj.) Series 1989 A, 3.65%,
 LOC Natl. Westminster Bank, VRDN   1,000,000  1,000,000
 (Delano Proj.):
  Series 1990, 3.50%, LOC Algemene Bank, VRDN (b)   500,000  500,000
  Series 1991, 3.50%, LOC Amro Holdings, VRDN (b)   800,000  800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Dept. of Water Resources Water Rev. Series 1,
3.30% 9/7/95 (Liquidity Facility Canadian Imperial
Bank of Commerce)  $ 4,800,000 $ 4,800,000
California Poll. Cont. & Fin. Auth. Rev. Bonds:
 (Chevron USA, Inc. Proj.) Series B, 4.25% tender 6/15/96   1,360,000
1,365,725
 (Pacific Gas & Elec. Co.):
  Rfdg. Series 1988 B, 3.80% tender 11/20/95,
  LOC Sumitomo Bank (b)   4,600,000  4,600,000
  Rfdg. Series 1988 F, 3.35% tender 9/11/95,
  LOC Banque Nationale De Paris   4,000,000  4,000,000
  Series 1988 A:
   4.20% tender 9/8/95, LOC Swiss Bank Corp.(b)   3,000,000  3,000,000
   4.10% tender 9/11/95, LOC Swiss Bank Corp. (b)   2,300,000  2,300,000
   3.35% tender 9/18/95 LOC Swiss Bank Corp. (b)   2,000,000  2,000,000
   3.35% tender 9/19/95, LOC Swiss Bank Corp. (b)   2,000,000  2,000,000
   3.70% tender 10/16/95, LOC Swiss Bank Corp   2,000,000  2,000,000
   3.65% tender 10/26/95, LOC Swiss Bank Corp. (b)   3,000,000  3,000,000
   3.70% tender 11/15/95, LOC Swiss Bank Corp. (b)   6,000,000  6,000,000
   3.70% tender 10/23/95, LOC Swiss Bank Corp   5,000,000  5,000,000
  Series 1988 D:
   4.10% tender 9/11/95, LOC Bank of Tokyo   1,000,000  1,000,000
   3.80% tender 10/13/95, LOC Bank of Tokyo   4,000,000  4,000,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.:
 (Shell Oil Co. Martinez Proj.)
 Series 1994 S, 3.60%, VRDN (b)   600,000  600,000
 (Western Waste Industries):
  Series 1994 A, 3.85%,
  LOC Bank of California, VRDN (b)   3,500,000  3,500,000
  3.925%, LOC Citibank, VRDN   2,200,000  2,200,000
California School Cash Reserve Prog. Auth. TRAN Series 1995 A,
4.75% 7/3/96, LOC Industrial Bank of Japan   12,000,000  12,096,642
California Statewide Commty. Dev. Auth. Apt. Dev. Rev., VRDN:
 Rfdg:
  Series 1995 A-2, 3.35% (Liquidity Facility FNMA)   3,000,000  3,000,000
  Series 1995 A-3, 3.35% (FNMA Guaranteed)   5,200,000  5,200,000
  Series 1995 A-4, 3.45% (Liquidity Facility FNMA)    4,000,000  4,000,000
  Series 1995 A-5, 3.45% ( FNMA Guaranteed)    23,000,000  23,000,000
  Series 1995 A-6, 3.45% ( FNMA Guaranteed)    1,100,000  1,100,000
California Statewide Commty. Dev. Auth. Rev., VRDN:
 (Covenant Retirement Commty.) 3.70%,
 LOC Lasalle Nat'l. Bank   7,000,000  7,000,000
 (Florestone Prod. Co.) Series 1989, 3.75%,
 LOC Bank of Tokyo (b)   775,000  775,000
 (Triple H Food Processors Proj.) Series 1991,3.90%,
 LOC Bank of Tokyo (b)   2,065,000  2,065,000
 (W&H Voortman Inc. Proj.) Series 1990, 3.90%,
 LOC Bank of Tokyo (b)   1,005,000  1,005,000
California Statewide Commty. Dev. Auth. Rev. Ctfs. of Prtn, VRDN:
 (Covenant Retirement Commty. Inc.) Series1995, 3.70%,
 LOC LaSalle Bank   4,000,000  4,000,000
 (Delancey St. Foundation) 3.85%,
 LOC Bank of America, VRDN   2,475,000  2,475,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Carlsbad Multi-Family Hsg. Rev.:
 (La Costa Apt. Proj.) Series 1993 A, 3.45%,
 LOC Bank of America, VRDN  $ 3,000,000 $ 3,000,000
 (Seascape Village Proj.) Series A, 4%, VRDN   10,600,000  10,600,000
Chula Vista Ind. Dev. Rev. Bonds
 (San Diego Gas & Elec. Co.)(b):
  Series C:
   3.10% tender 9/21/95    3,000,000  3,000,000
   3.50% tender 10/12/95   1,000,000  1,000,000
  Series E, 3.85% tender 11/9/95   2,500,000  2,500,000
Conejo Valley Unified School Dist. TRAN
(Ventura County Proj.) 4.75% 7/5/96   3,900,000  3,923,628
Contra Costa County Multi-Family Hsg. Rev., VRDN (b):
 (Del Norte Place Apt.) Series 1994 A, 3.90%,
 LOC Sumitomo Bank Ltd.   3,500,000  3,500,000
 (Park Regency) Series A, 3.60%, LOC Sumitomo Bank   4,000,000  4,000,000
Contra Costa County TRAN 4.50% 7/3/96   6,000,000  6,041,108
Covina Redev. Agcy. Multi-Family Hsg. Rev. (Shadowhills Apt.
Proj.) Series 1994 A, 3.95%, VRDN   500,000  500,000
Duarte Redev. Agcy. Single-Family Mtg. Rev.
Participating VRDN, Series A-1, 3.90%
(Liquidity Facility Norwest Bank) (c)   3,100,000  3,100,000
Eastern Muni. Wtr. Dist. Wtr. & Swr. Ctfs. of Prtn.
(Riverside County) Series 1993, 3.35%
 (FGIC Insured) VRDN   5,700,000  5,700,000
East Bay Muni. Util. Dist. Wtr. Sys. Rev. CP:
 Series 1988, 3.10% 9/12/95
 (Liquidity Facility Sanwa Bank, Ltd.)   3,000,000  3,000,000
 Series 1988, 3.30% 9/8/95
 (Liquidity Facility Sanwa Bank)   5,000,000  5,000,000
Escondido Commty. Dev. Commission Rev. (Escondido
Promeneade Proj.) 4%, LOC Bank of America,
VRDN (b)   4,000,000  4,000,000
Fontana Apt. Dev. Rev. Rfdg. (Citrus Ave. Apt. Proj.)
Series 1992 A, 3.45%, LOC Bank of America, VRDN   1,800,000  1,800,000
Foothills Eastern Transport Corridor Agcy. Toll Road Rev.,
VRDN:
  Series 1995 C, 3.30%, LOC Credit Suisse   2,000,000  2,000,000
  Series 1995 D:
   3.35%, LOC Morgan Guaranty Trust Co.   4,000,000  4,000,000
   3.50%, LOC Ind. Bank of Japan   8,000,000  8,000,000
  Series 1995 E, 3.35% LOC Banque Nat'l. De Paris   1,500,000  1,500,000
Fremont Bldg. & Equip. Acquisition Fing. (Fremont Park
Facs. Corp.) 3.70%, LOC Sumitomo Bank Ltd., VRDN   2,500,000  2,500,000
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev.
(Valley View Sr. Villas Proj.) Series 1990 A, 3.75%,
LOC Wells Fargo Bank, VRDN   1,500,000  1,500,000
Grand Terrace Commty. Redev. Multi-Family Hsg. Rev.
(Mt. Vernon Villas) 3.65%, LOC Ind. Bank of Japan,
VRDN    5,000,000  5,000,000
Humbolt County TRAN 4.50% 7/5/96   3,500,000  3,514,147
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Irvine Ranch Wtr. Dist. Rev., VRDN:
 (Dist. #140, 240, 105, 250) Series 1993, 3.60%,
 LOC Bank of America  $ 2,700,000 $ 2,700,000
 Series 1985 B, 3.60%, LOC Sumitomo Bank Ltd.   700,000  700,000
 Series B, 3.60%, LOC Sumitomo Bank Ltd.   1,400,000  1,400,000
 Series 1988 A, 3.60%, LOC Sumitomo Bank Ltd.   700,000  700,000
Kern Commty. College Dist. Ctfs. of Prtn. 3.65%,
LOC Bank of California, VRDN   6,600,000  6,600,000
Kern County Ctfs. of Prtn., VRDN:
 (Kern Pub. Facs. Proj.) Series B, 3.45%,
 LOC Union Bank of Switzerland   2,000,000  2,000,000
 Series 1986 A, 3.85% 8/1/06
 LOC Union Bank of Switzerland   1,700,000  1,700,000
Kern County TRAN 4.50% 7/2/95   6,690,000  6,716,700
Lancaster Redev. Agcy. Multi-Family Hsg. Rev.
(Westwood Park Apt.) Series 1985 K, 3.40%
LOC Bank of America, VRDN   1,200,000  1,200,000
Livermore Ctfs. of Prtn. (Wtr. Reclamation Plant Expansion
Proj.) 3.60%, LOC Nat'l. Westminster Bank, VRDN   470,000  470,000
Loma Linda Wtr. Rev. Rfdg. Bonds 3.85%,
LOC Bank of California, VRDN   2,000,000  2,000,000
Long Beach Hbr. Rev. Series A, 3.90%, 11/7/95
(Liquidity Facility CIBC) CP (b)   1,600,000  1,600,000
Long Beach TRAN Series 1994-95, 4.75% 9/20/95   1,000,000  1,000,266
Los Angeles Ctfs. of Prtn. (Baldwin Hills Pub. Parking Facs.)
Series 1984, 3.70%, LOC Wells Fargo Bank, VRDN   8,500,000  8,500,000
Los Angeles Commty. Redev. Agcy. Ctfs. of Prtn. (CMC Med.
Plaza) 3.75%, LOC Bank of America, VRDN   600,000  600,000
Los Angeles Convention & Exhibit Ctr. Auth. Participating
VRDN, Series PA-1006, 3.65%,(MBIA Insured)
(Liquidity Facility Merrill Lynch) (c)   565,000  565,000
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. 3.75%
10/25/95, CP   3,000,000  3,000,000
Los Angeles Dept. of Wtr. & Pwr. Participating VRDN,
Series BTP-51, 3.80% (Liquidity Facility Bankers Trust) (c)   3,600,000
3,600,000
Los Angeles Multi-Family Hsg. Rev., VRDN:
 (Channel Gateway Apts.) Series 1989 B, 3.75%,
 LOC FBank Ltd. (b)   4,500,000  4,500,000
 (Malibu Meadows Proj.) Series 1991 A, 3.70%,
 LOC Sumitomo Bank Ltd.   10,211,000  10,211,000
 (Malibu Meadows II Proj.) Series 1991 B, 3.70%,
 LOC Sumitomo Bank Ltd.   6,100,000  6,100,000
 (Meadowridge Apt. Proj.) Series 1994 B, 3.95%, VRDN   1,400,000  1,400,000
 (Museum Terrace Apt. Proj.) Series H, 3.60%,
 LOC Bank of America   3,800,000  3,800,000
 (Raintree Meadows Proj.) Series 1991 D, 3.40%
 LOC Federal Home Loan Bank, of San Francisco   3,558,000  3,558,000
 (Studio Colony Proj.) Series 1985 C, 3.50%,
 LOC Ind. Bank of Japan Ltd.   4,987,000  4,987,000
 Series 1985 K, 3.50%,
 LOC Federal Home Loan Bank, of San Francisco   7,600,000  7,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles TRAN 4.50% 7/1/96,
LOC Credit Suisse  $ 26,525,000 $ 26,673,079
Los Angeles Unified School Dist. TRAN 4.50%
7/3/96   9,000,000  9,058,031
Los Angeles Wastewtr. Sys. CP:
 3.50% 9/14/95 (Liquidity Facility Sumitomo Bank)   3,500,000  3,500,000
 4.15% 10/12/95 (Liquidity Facility Sumitomo Bank)   1,000,000  1,000,000
 3.80% 10/20/95 (Liquidity Facility Sumitomo Bank)   2,000,000  2,000,000
Metropolitan Wtr. Dist. of Southern California
Participating VRDN (c):
  Series 32-A, 3.55%
  (Liquidity Facility Morgan Guaranty Trust)   5,700,000  5,700,000
  Series 32-B, 3.55%
  (Liquidity Facility Morgan Guaranty Trust)   3,000,000  3,000,000
Midpeninsula Reg'l. Open Space Dist.
(Santa Clara & San Mateo Counties) Series A, 3.75%,
LOC Fuji Bank Ltd., VRDN   3,275,000  3,275,000
Monterey County Fing. Auth. Rev. (Reclamation &
Distribution Proj.) Series 1995 A, 3.60%,
LOC Dai-Ichi Kangyo Bank, VRDN   4,200,000  4,200,000
Monterey Wastewtr. (Reclamation Proj.) Series 1992, 3.65%,
LOC Sumitomo Bank, VRDN   1,000,000  1,000,000
Mt. Diablo Unified School Dist. TRAN
 Series 1994-95, 5% 10/27/95   6,000,000  6,006,399
Northern California Pwr. Agcy. Participating VRDN,
Series PW-9, 3.80% (Liquidity Facility Canadian
Imperial Bank of Commerce) (c)   9,900,000  9,900,000
Oakland Rev. (Children's Hosp. Med. Ctr.)
Series 1994 B, 3.50%,
LOC Banque Nationale de Paris, VRDN   10,600,000  10,600,000
Oakland TRAN 4.50% 7/31/96   4,000,000  4,021,815
Oakland Unified School Dist. TRAN 4.50% 8/30/96   4,000,000  4,015,677
Oceanside Multi-Family Rev. (Lakeridge Apt. Proj.)
Series 1994, 4.05%, VRDN   6,700,000  6,700,000
Olcese Water. Dist. Rev. Bonds (Rio Bravo Wtr. Delivery Sys.
Proj.) 3.65% tender 9/28/95, LOC Sumitomo Bank (b)   2,800,000  2,800,000
Ontario Ind. Dev. Auth. Rev. (Safari Land Proj.) Series 1989,
4.10%, LOC Bank of America, VRDN (b)   900,000  900,000
Orange County Apt. Dev. Rev, VRDN.:
 Rfdg. (Harbor Pointe Apts.) Series 1992 D, 3.70%,
 LOC Citibank   3,000,000  3,000,000
 (Bear Brands Apt.) Series 1985 Z, 3.65%,
 LOC Fuji Bank Ltd.   8,000,000  8,000,000
 (Niguel Summit II) Series 1985 U-B, 4.25%,
 LOC Bank of America   2,740,000  2,740,000
 (Villa Marguerite Apts.), Series 1993 A, 3.50%,
 LOC Wells Fargo Bank   2,900,000  2,900,000
 (Vista Verde Apt. Proj.) Series 1988 A, 3.75%,
 LOC Wells Fargo Bank (b)   4,200,000  4,200,000
Orange County Capital Impt. Prog.1990-92,
Series A, (Sanitation Dist. 1,2,3,5,6,7,11,13,14), 3.40%,
LOC Nat'l. Westminster Bank, VRDN   2,600,000  2,600,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Hsg. Auth. Apt. Dev. Rev. (Lantern Pines
Proj.-Frost Group) 3.70%, LOC Bank of Tokyo, VRDN $ 5,800,000 $ 5,800,000 Orange County Wtr. Dist. Ctfs. of Prtn. Rev. Series 1990 B,
3.35%, LOC Nat'l Westminster Bank, VRDN   5,000,000  5,000,000
Oxnard Redev. Agcy. Ctfs. of Prtn. (Channel Islands Bus.
Ctr. Proj.) 3.925%, LOC Wells Fargo Bank, VRDN   3,195,000  3,195,000
Palm Springs Ctfs. of Prtn. Commty. Redev. Agcy. Rev.
(Headquarters Hotel Proj.) Series 1984 II, 3.70%,
LOC Citibank, VRDN   800,000  800,000
Panama-Buena Vista Unified School Dist. Capital Impt. Fing.
Rev. Series 1994, 3.65%, LOC Bank of California, VRDN   3,000,000
3,000,000
Pittsburg Multi-Family Hsg. Auth. Rev. (Fountain Plaza Apt.)
3.65%, VRDN   7,000,000  7,000,000
Pittsburg Unified School Dist. TRAN (Contra Costa County)
4.75% 7/5/95   3,000,000  3,021,872
Redlands Multi-Family Hsg. Rev. (Parkview Terrace Proj.)
3.45%, LOC Bank of America, VRDN   1,600,000  1,600,000
Riverside County Ctfs. of Prtn. (Aces Pub.
 Facs. Fin. Prog.), VRDN:
  Series 1985-A, 3.45%LOC Sanwa Bank Ltd.   3,000,000  3,000,000
  Series 1985 B, 3.50%, LOC Sanwa Bank Ltd.   1,400,000  1,400,000
Riverside County Hsg. Auth. Multi-Family Hsg. Mtg. Rev.:
 (Mt. View Apts.) Series 1995A, 3.50%,
 LOC Federal Home Loan Bank of San Francisco, VRDN   2,000,000  2,000,000
 (Victoria Springs Apts.) Series 1989 C, 3.60,
 LOC Bank of America, VRDN (b)   2,500,000  2,500,000
Sacramento Multi-Family Hsg. Auth. Rev., VRDN:
 (River Oaks Apts.) Series 1985 E,
 3.60%, LOC Dai-Ichi Kangyo Bank   1,000,000  1,000,000
 (Smoketree Apts.) Series 1990 A, 3.55%   9,000,000  9,000,000
Sacramento Muni. Util. Dist. Elec. Rev. CP Series H:
 3.80%, 9/7/95 LOC Bank of America   1,000,000  1,000,000
 3.30% 9/18/95 LOC Morgan Guaranty Trust Co   1,300,000  1,300,000
San Bernardino County Mtg. Rev. Rfdg. (Pepperwood Apts.)
Series 1993 A, 3.45%, LOC FHLRDN   4,000,000  4,000,000
San Bernardino County Multi-Family Hsg. Rev., VRDN:
 (Alta Park Apts.) 3.70%, LOC Sumitomo Bank   15,945,000  15,945,000
 (Quail Pointe Apt.) Series 1990 A, 3.55%   3,500,000  3,500,000
 (Western Properties II) 3.60%, LOC Bank of America   500,000  500,000
 (Western Properties IV) 3.60%, LOC Bank of America   1,500,000  1,500,000
 (Western Properties V) 3.60%, LOC Bank of America   800,000  800,000
San Bernardino County TRAN 4.50% 7/5/96,
LOC Bank of Nova Scotia   5,500,000  5,524,479
San Diego Hsg. Auth. Multi-Family Hsg. Rev., VRDN:
 Rfdg. (Coral Pointe Apt. Proj.) Series 1993 A, 4.15%,    3,265,000
3,265,000
 (Carmel Del Mar Apt. Proj.) Series 1993-E, 3.60%,
 LOC Citibank   3,000,000  3,000,000
 (Nobel Court Apts.) Series 1985 L, 3.50%,
 LOC Citibank   3,825,000  3,825,000
 (Paseo Point Apt.) Series 1994 A, 3.60%,
 LOC Bank of Tokyo   5,100,000  5,100,000
 Series 1985 C, 3.55%   1,300,000  1,300,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Diego Ind. Dev. Rev. Bonds (San Diego Gas & Elec. Co.)
Series 1995 B, 3.30% tender 9/27/95  $ 2,000,000 $ 2,000,000
San Francisco City & County Multi-Family Hsg. Rev.
(Winterland Proj.) 3.45%, LOC Citibank, VRDN   8,400,000  8,400,000
San Francisco City & County Parking Auth. Tender Option
Ctfs. Series A, 3.50%, BPA Bank of America (c)   3,000,000  3,000,000
San Francisco Redev. Agcy. Multi-Family Hsg. Rev., VRDN:
 (Bayside Village Apts.) 3.45%,
 LOC Ind. Bank of Japan Ltd.   2,200,000  2,200,000
 (Rincon Ctr.) Series 1985 B, 3.45%, LOC Citibank   9,240,000  9,240,000
San Jose Multi-Family Hsg. Rev. (Kimberly Woods)
Series 1984, 3.40%, LOC Bank of America, VRDN   3,000,000  3,000,000
San Luis Obispo TRAN 4.50% 7/19/96   7,600,000  7,638,552
Santa Ana Ind. Dev. Auth. Rev. (McFadden Properties Proj.)
3.90%, LOC Bank of America, VRDN   400,000  400,000
Santa Clara County TRAN 4.50% 8/2/96   8,500,000  8,544,838
Santa Clara Elec. Sys. Rev. Series A, 3.30%
LOC Nat'l. Westminster Bank, VRDN   1,000,000  1,000,000
Simi Valley Multi-Family Hsg. Rev., VRDN:
 (Lincoln Wood Ranch Apt.) 3.55%,
 LOC Sumitomo Bank   16,600,000  16,600,000
 (Shadowridge Apts.) Series 1989, 3.60%,
 LOC Citibank (b)   2,800,000  2,800,000
Southern California Pub. Pwr. Auth. Participating VRDN
 Series SG-35, 3.60%, (Liquidity Facility Societe
 Generale)(c)   7,300,000  7,300,000
Southern California Pub. Pwr. Auth. Transmission Proj.
Rev. Bonds 3.60% tender 7/1/96   2,635,000  2,795,716
Stanislaus County TRAN 4.50% 7/19/96   6,600,000  6,633,479
Stockton Hosp. Rev. (St. Joseph's Hosp.) Series 1985 A,
3.65%, LOC Dai-Ichi Kangyo Bantd., VRDN   10,120,000  10,120,000
Torrance Hospital Rev. (Little Co. of Mary Hosp.-Torrance
Mem. Med. Ctr.) Series 1992,3.65%,
LOC Fuji Bank Ltd., VRDN   5,600,000  5,600,000
Tustin Impt. Assessment Dist. #85-1 Bonds
 3.80% tender 9/12/95   5,000,000  5,000,000
Upland Commty. Redev. Agcy. Multi-Family Hsg. Rev.
(Northwoods) Series 1989 B, 4%,
LOC Sanwa Bank Ltd., VRDN   3,800,000  3,800,000
Ventura County TRAN 4.50% 7/2/96   9,500,000  9,553,348
Vista Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3.85%, LOC Wells Fargo Bank, VRDN (b)   2,000,000  2,000,000
Washington Township Hosp. Dist. Rev., Series 1985 A,
3.65%, LOC Ind. Bank of Japan Ltd., VRDN   7,300,000  7,300,000
TOTAL INVESTMENTS - 100%  $ 749,437,777
Total Cost for Income Tax Purposes  $ 749,438,085

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals (AMT securities).
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At February 28, 1995, the fund had a capital loss carryforward of approximately $585,900 of which $27,400, $52,500, $28,800 and $477,200 will expire on February 28, 1996, 1997, 1998 and 2003, respectively.
FIDELITY CALIFORNIA TAX-FREE MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995 (UNAUDITED)

284.ASSETS                                               285.          286.

287.Investment in securities, at value - See             288.          $ 749,437,777
accompanying schedule

289.Cash                                                 290.           4,067,906


291.Interest receivable                                  292.           4,038,792

293. 294.TOTAL ASSETS                                    295.           757,544,475

296.LIABILITIES                                          297.          298.

299.Payable for investments purchased                    $ 3,001,256   300.

301.Distributions payable                                 54,933       302.

303.Accrued management fee                                252,308      304.

305.Other payables and accrued expenses                   178,592      306.

307. 308.TOTAL LIABILITIES                               309.           3,487,089

310.311.NET ASSETS                                       312.          $ 754,057,386

313.Net Assets consist of:                               314.          315.

316.Paid in capital                                      317.          $ 754,563,503

318.Accumulated net realized gain (loss) on              319.           (506,117)
investments

320.321.NET ASSETS, for 754,587,343 shares               322.          $ 754,057,386
outstanding

323.324.NET ASSET VALUE, offering price and              325.           $1.00
redemption price per share ($754,057,386 (divided by)
754,587,343 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

326.327.INTEREST INCOME                                  328.          $ 14,250,246

329.EXPENSES                                             330.          331.

332.Management fee                                       $ 1,451,492   333.

334.Transfer agent, accounting and custodian fees         818,967      335.
and expenses

336.Non-interested trustees' compensation                 2,737        337.

338.Registration fees                                     1,296        339.

340.Audit                                                 19,932       341.


342.Legal                                                 3,895        343.


344.Miscellaneous                                         1,085        345.

346. 347.TOTAL EXPENSES                                  348.           2,299,404

349.350.NET INTEREST INCOME                              351.           11,950,842

352.REALIZED AND UNREALIZED GAIN (LOSS)                  354.           78,437
353.Net realized gain (loss) on investment securities

355.Increase (decrease) in net unrealized gain from      356.           (10,065)
accretion of market discount

357.358.NET GAIN (LOSS)                                  359.           68,372

360.361.NET INCREASE IN NET ASSETS RESULTING FROM        362.          $ 12,019,214
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS         YEAR
                                                          ENDED              ENDED
                                                          AUGUST 31, 1995    FEBRUARY 28,
                                                          (UNAUDITED)        1995

363.INCREASE (DECREASE) IN NET ASSETS

364.Operations                                            $ 11,950,842       $ 17,225,679
Net interest income

365. Net realized gain (loss)                              78,437             (475,878)

366. Increase (decrease) in net unrealized gain from       (10,065)           8,614
accretion of market discount

367.                                                       12,019,214         16,758,415
368.NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

369.Distributions to shareholders from net interest        (11,950,842)       (17,225,679)
income

370.Share transactions at net asset value of $1.00 per     1,266,759,924      1,890,883,466
share
Proceeds from sales of shares

371. Reinvestment of distributions from net interest       11,546,254         16,639,355
income

372. Cost of shares redeemed                               (1,199,502,010)    (1,843,636,022)

373.374.                                                   78,804,168         63,886,799
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

375.                                                       78,872,540         63,419,535
376.TOTAL INCREASE (DECREASE) IN NET ASSETS

377.NET ASSETS                                            378.               379.

380. Beginning of period                                   675,184,846        611,765,311

381. End of period                                        $ 754,057,386      $ 675,184,846





382.                    SIX MONTHS       YEARS ENDED FEBRUARY 28,               TEN MONTHS     YEARS ENDED APRIL 30,
                        ENDED                                                   ENDED
                        AUGUST 31, 199                                          FEBRUARY 28,
                         5

383.                   (UNAUDITED)      1995                       1994        1993           1992                    1991

384.SELECTED PER-SHARE DATA

385.Net asset value,
beginning of period     $ 1.000          $ 1.000                    $ 1.000     $ 1.000        $ 1.000                 $ 1.000

386.Income from
Investment Operations    .017             .026                       .020        .019           .035                    .047
Net interest income

387.Less Distributions    (.017)           (.026)                     (.020)      (.019)         (.035)                  (.047)
From net interest income

388.Net asset value,
end of period            $ 1.000          $ 1.000                    $ 1.000     $ 1.000        $ 1.000                 $ 1.000

389.TOTAL RETURN B        1.67%            2.60%                      1.97%       1.92%          3.59%                   4.85%

390.RATIOS AND SUPPLEMENTAL DATA

391.Net assets, end of
period (000 omitted)     $ 754,057        $ 675,185                  $ 611,765   $ 568,280      $ 556,516               $ 538,791

392.Ratio of expenses to
average net assets        .63%A            .62%                       .64%        .62%A          .63%                    .61%

393.Ratio of net interest
income to average         3.29%A           2.58%                      1.95%       2.29%A         3.50%                   4.75%
net assets


A ANNUALIZED
B TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED

FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity California Municipal High Yield Portfolio (the high yield fund) and Fidelity California Insured Portfolio (the insured fund)are a funds of Fidelity California Municipal Trust. Fidelity California Municipal Money Market Portfolio (the money market fund) is a fund of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the high yield fund, the insured fund and the money market fund:
SECURITY VALUATION.
HIGH YIELD AND INSURED FUNDS. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences, which may result
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
DISTRIBUTIONS TO SHAREHOLDERS - CONTINUED in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, futures and options and excise tax regulations.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The high yield and insured funds may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedules of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
3. PURCHASES AND SALES OF INVESTMENTS.
HIGH YIELD FUND. Purchases and sales of securities, other than short-term securities, aggregated $108,211,107 and $98,153,820, respectively.
The market value of futures contracts opened and closed during the period amounted to $76,200,157 and $84,958,962, respectively.
INSURED FUND. Purchases and sales of securities, other than short-term securities, aggregated $48,372,256 and $47,381,504 respectively.
The market value of futures contracts opened and closed during the period amounted to $44,883,995 and $55,309,184, respectively.
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) receives a monthly fee that is calculated on the basis of a group fee rate plus a fixed individual fund fee rate applied to the average net assets of each fund. The group fee rate is the weighted average of a series of rates
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
MANAGEMENT FEE - CONTINUED
and is based on the monthly average net assets of all the mutual funds advised by FMR. The rates ranged from .1200% to .3700% for the period . In the event that these rates were lower than the contractual rates in effect during the period, FMR voluntarily implemented the above rates, as they resulted in the same or a lower management fee. The annual individual fund fee rate is .25%. For the period, the management fees were equivalent to an annualized rate of .41% of average net assets for the high yield, insured and money market funds, respectively.
SUB-ADVISER FEE. As the money market fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plans (the Plans), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the funds' distributor, Fidelity Distributors Corporation (FDC), an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of each fund's shares. Subject to the approval of each Board of Trustees, the Plans also authorize payments to third parties that assist in the sale of each fund's shares or render shareholder support services. FMR or FDC has informed the funds that payments made to third parties under the Plans amounted to $1,126, $1,227 and $53,113 for the high yield, insured and money market funds, respectively, for the period.
TRANSFER AGENT AND ACCOUNTING FEES. UMB Bank, n.a. (UMB) is the custodian and transfer and shareholder servicing agent for the funds. The Bank has entered into a sub-contract with Fidelity Service Co. (FSC), an affiliate of FMR, under which FSC performs the activities associated with the funds' transfer and shareholder servicing agent and accounting functions. Effective January 1, 1995, the Board of Trustees approved a revised transfer agent contract pursuant to which the funds pay account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses. For the period, FSC received transfer agent and accounting fees amounting to $294,251 and $102,457 for the high yield fund, $137,351 and $46,043 for the insured fund and $734,228 and $63,627 for the money market fund.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
(registered trademark)
Fidelity Management & Research
 Company
Boston, MA
SUB-ADVISER, MONEY MARKET FUND
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, President
J. Gary Burkhead, Senior Vice President
Fred L. Henning, Jr. , Vice President
Deborah F. Watson, Vice President -
MONEY MARKET FUND
Arthur S. Loring, Secretary
Kenneth A. Rathgeber, Treasurer
Thomas D. Maher, Assistant
Vice President - MONEY MARKET FUND
John H. Costello, Assistant Treasurer
Leonard M. Rush, Assistant Treasurer
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Marvin L. Mann*
Edward H. Malone*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND SHAREHOLDER
SERVICING AGENTS
UMB Bank, n.a.
Kansas City, MO
  and
Fidelity Service Co.
Boston, MA
CUSTODIAN
UMB Bank, n.a.
Kansas City, MO
THE FIDELITY TELEPHONE CONNECTION
MUTUAL FUND 24-HOUR SERVICE
Account Balances  1-800-544-7544
Exchanges/Redemptions  1-800-544-7777
Mutual Fund Quotes   1-800-544-8544
Account Assistance 1-800-544-6666
Product Information 1-800-544-8888
Retirement Accounts 1-800-544-4774  (8 a.m. - 9 p.m.)
TDD Service 1-800-544-0118
for the deaf and hearing impaired
 (9 a.m. - 9 p.m. Eastern time)
* INDEPENDENT TRUSTEES
 AUTOMATED LINES FOR QUICKEST SERVICE

SPARTAN(registered trademark)


(registered trademark)
CALIFORNIA
MUNICIPAL
PORTFOLIOS


SEMIANNUAL REPORT
AUGUST 31, 1995
CONTENTS


PRESIDENT'S MESSAGE            3    NED JOHNSON ON INVESTING
                                    STRATEGIES

SPARTAN CALIFORNIA MUNICIPAL
HIGH YIELD PORTFOLIO           4    PERFORMANCE

                               7    FUND TALK: THE MANAGER'S OVERVI
                                    EW

                               10   INVESTMENT CHANGES

                               11   INVESTMENTS

                               20   FINANCIAL STATEMENTS


SPARTAN CALIFORNIA
INTERMEDIATE MUNICIPAL
PORTFOLIO                      24   PERFORMANCE

                               27   FUND TALK: THE MANAGER'S OVERVI
                                    EW

                               30   INVESTMENT CHANGES

                               31   INVESTMENTS

                               36   FINANCIAL STATEMENTS


SPARTAN CALIFORNIA MUNICIPAL
MONEY MARKET PORTFOLIO         40   PERFORMANCE

                               42   FUND TALK: THE MANAGER'S OVERVI
                                    EW

                               44   INVESTMENT CHANGES

                               45   INVESTMENTS

                               55   FINANCIAL STATEMENTS


NOTES                          59   NOTES TO THE FINANCIAL STATEMENTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUNDS. THIS REPORT IS NOT AUTHORIZED
FOR
DISTRIBUTION TO PROSPECTIVE INVESTORS IN THE FUNDS UNLESS PRECEDED OR ACCOMPANIED BY
AN EFFECTIVE PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED
BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO
INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.
NEITHER THE FUNDS NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST
OR SEND
MONEY.
PRESIDENT'S MESSAGE


DEAR SHAREHOLDER:
Although the markets have been fairly positive this year, no one can predict what lies ahead for investors. Last year, stocks posted below-average returns and bonds had one of the worst years in history. This downturn followed a period in which the investing environment was generally very positive.
These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
Keeping in mind that the effects of interest rate changes on your bond investments will only be "paper" gains or losses unless you sell your shares, staying in your bond fund may be appropriate if your investment horizon is at least a year or more. The longer your investing time frame, the more likely it is that you will retain your principal investment through both up and down markets. For example, a 10-year time frame, such as saving for a college education, enables you to weather these ups and downs in a long-term fund, which has higher potential returns. An intermediate-length fund could be appropriate if your investment horizon is two to four years, and a short-term bond fund could be the right choice if you need your money in one or two years.
If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government.
No matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
SPARTAN CALIFORNIA MUNICIPAL HIGH YIELD PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the past five years and life of fund total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995             PAST 6   PAST 1   PAST 5   LIFE OF
                                          MONTHS   YEAR     YEARS    FUND

Spartan California Municipal High Yield   4.82%    6.92%    49.22%   54.99%

Lehman Brothers Municipal Bond Index      5.89%    8.87%    52.01%   n/a

Average California Municipal Bond Fund    4.49%    7.07%    47.08%   n/a

Consumer Price Index                      1.33%    2.62%    16.19%   21.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on November 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacked up against its peers, you can compare it to the average California municipal bond fund, which reflects the performance of 101 California municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI)helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.) AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                   PAST 1   PAST 5   LIFE OF
                                                YEAR     YEARS    FUND

Spartan California Municipal High Yield         6.92%    8.33%    7.90%

Lehman Brothers Municipal Bond Index            8.87%    8.74%    n/a

Average California Municipal Bond Fund          7.07%    8.01%    n/a

Consumer Price Index                            2.62%    3.05%    3.43%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                Spartan California: lb015
       11/30/89            10000.00          10000.00
       12/31/89            10089.59          10081.80
       01/31/90             9987.25          10034.11
       02/28/90            10117.35          10123.92
       03/31/90            10159.32          10126.96
       04/30/90            10004.71          10053.64
       05/31/90            10291.89          10273.11
       06/30/90            10405.52          10363.41
       07/31/90            10581.77          10516.27
       08/31/90            10331.20          10363.57
       09/30/90            10395.14          10369.48
       10/31/90            10553.03          10557.58
       11/30/90            10839.14          10769.89
       12/31/90            10913.37          10816.74
       01/31/91            11018.97          10961.90
       02/28/91            11069.19          11057.27
       03/31/91            11087.33          11061.25
       04/30/91            11257.63          11208.92
       05/31/91            11362.91          11308.57
       06/30/91            11346.29          11297.37
       07/31/91            11518.86          11434.98
       08/31/91            11648.24          11585.57
       09/30/91            11801.25          11736.42
       10/31/91            11931.27          11842.05
       11/30/91            11937.35          11875.08
       12/31/91            12173.82          12129.92
       01/31/92            12203.84          12157.58
       02/29/92            12206.43          12161.47
       03/31/92            12224.31          12165.97
       04/30/92            12344.97          12274.25
       05/31/92            12515.95          12418.72
       06/30/92            12732.29          12627.10
       07/31/92            13141.15          13005.66
       08/31/92            12932.81          12878.86
       09/30/92            13009.44          12963.08
       10/31/92            12727.10          12835.66
       11/30/92            13058.63          13065.54
       12/31/92            13248.16          13198.94
       01/31/93            13414.28          13352.45
       02/28/93            14043.77          13835.41
       03/31/93            13901.29          13689.16
       04/30/93            14029.92          13827.29
       05/31/93            14111.35          13905.00
       06/30/93            14341.36          14137.07
       07/31/93            14346.56          14155.59
       08/31/93            14721.68          14450.31
       09/30/93            14903.97          14614.90
       10/31/93            14947.67          14643.11
       11/30/93            14794.62          14514.10
       12/31/93            15105.43          14820.49
       01/31/94            15269.35          14989.74
       02/28/94            14833.85          14601.51
       03/31/94            14078.16          14006.94
       04/30/94            14135.58          14125.72
       05/31/94            14220.77          14248.19
       06/30/94            14092.86          14161.13
       07/31/94            14375.56          14420.70
       08/31/94            14419.07          14470.60
       09/30/94            14204.30          14258.17
       10/31/94            13876.60          14004.94
       11/30/94            13517.02          13751.73
       12/31/94            13750.68          14054.41
       01/31/95            14245.85          14456.09
       02/28/95            14707.09          14876.47
       03/31/95            14837.90          15047.40
       04/30/95            14833.36          15065.16
       05/31/95            15321.72          15545.88
       06/30/95            15123.46          15409.86
       07/31/95            15240.64          15555.94
       08/31/95            15417.15          15753.19

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan California Municipal High Yield Portfolio on November 30, 1989, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $15,417 - a 54.17% increase on your initial investment. This assumes you still own the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $15,753 - a 57.53% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
      SIX MONT
      HS
      ENDED      YEARS ENDED FEBRUARY 28,
      AUGUST 3
      1,

      1995       1995                       1994   1993   1992   1991

Dividend return 2.93% 5.83% 5.62% 6.72% 6.83% 7.51%

Capital appreciation
 return 1.89% -6.69% 0.00% 8.32% 3.43% 1.89%

Total return 4.82% -0.86% 5.62% 15.04% 10.26% 9.40%

DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.74(cents)   28.82(cents)   58.62(cents)

Annualized dividend rate                 5.57%         5.65%          5.92%

30-day annualized yield                  5.45%         -              -

30-day annualized tax-equivalent yield   9.47%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.06 over the past month, $10.14 over the past six months and $9.91 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.04% combined effective 1995 federal and state income tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable.
SPARTAN CALIFORNIA MUNICIPAL HIGH YIELD PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan California Municipal High Yield Portfolio
Q. JONATHAN, HOW HAS THE FUND PERFORMED?
A. For the six- and 12-month periods ended August 31, 1995, the fund had total returns of 4.82% and 6.92%, respectively. For the same six- and 12-month periods, the average California municipal bond fund returned 4.49% and 7.07%, respectively, as tracked by Lipper Analytical Services.
Q. MUNICIPAL BONDS HAVE ENJOYED A RALLY SO FAR IN 1995. WHAT WAS DRIVING THAT MARKET'S PERFORMANCE?
A. Several things. In the first part of the year, the Federal Reserve Board was still in a tightening mode, raising interest rates in an effort to stave off possible inflation. During this period, however, many investors began to perceive that the economy's growth rate would slow and inflation would remain relatively subdued. This led investors to believe that the Fed would switch courses and move toward an easing mode and would allow interest rates to decline. That assumption proved to be correct as the Fed began to ease in July. Since bond prices generally move in the opposite direction of interest rates, lower interest rates translated into higher prices for taxable and tax-free bond prices alike. The municipal market also was helped by relatively low supply. For the first six months of 1995, the supply of California municipal bonds was 40% less than it was during the same period the previous year. Relatively healthy demand and low supply caused the municipal market to outperform the Treasury market during the first quarter of the year. But in the spring, municipals ran into a hurdle. The public debate about various federal tax reform proposals heated up, and investors worried about the implications of those proposals on the tax-exempt status of municipal bonds. The proposal causing the most worry was the flat tax, under which all individuals would be taxed at a uniform rate and deductions would be eliminated. In my view, it's unlikely that a flat tax will be enacted before 1997, if ever. So I believe that the market has overreacted.
Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE OVER THE PAST SIX
MONTHS?
A. Primarily because of its structure. Throughout the past six months the yield curve - which measures the difference in yields between bonds of various maturities - steepened. In anticipation of that steepening, I sold some longer-term bonds with maturities of 20 years or longer and in their place bought bonds with intermediate maturities in the 10- to 15-year range toward the beginning of the period. As the yield curve steepened, intermediate bonds generally performed better than longer-term bonds and this helped the fund's performance. Most of the intermediate bonds I bought were non-callable, which means they can't be redeemed by their issuer prior to their maturity date. As the market rallied, non-callable bonds were in high demand among investors, and they tended to do quite well.
Q. WHAT KINDS OF BONDS HAVE YOU AVOIDED BUYING?
A. Callable bonds, or those that can be redeemed by their issuer before their scheduled maturity dates. Here's why: When a bond rises above its call price, it stops trading to its maturity date. Instead, it trades to an earlier call date, which is the first date the issuer can redeem the bond. When that occurs, a callable bond's potential for price appreciation is limited, yet it can decline in value like a longer-maturity bond. So because callable bonds generally have reduced upside potential when they are trading to their call dates, I prefer to invest in non-callable bonds.
Q. THERE HAS BEEN A GENERAL IMPROVEMENT IN THE OVERALL CREDIT QUALITY OF THE FUND DURING THE PAST SIX MONTHS. WHAT'S BEHIND THAT MOVE?
A. With the problems stemming from Orange County's bankruptcy still lingering, municipal bond credit quality is under much more scrutiny now and investors have tended to prefer higher-quality bonds. So I reduced the fund's holdings in non-investment grade bonds to less than 1% of the fund's investments by the end of the period and built up its stake in Aaa bonds, as rated by Moody's Investors Service.
Q. HOW DID THE FUND'S STAKE IN ORANGE COUNTY AND RELATED BONDS FARE OVER THE PAST SIX MONTHS?
A. Let me start by pointing out that the fund held no investments in uninsured securities issued directly by Orange County during the period. However, it did have about a 6% stake in bonds issued by entities that were participants in the county's pool at the end of the period. Generally speaking, over the past six months the prices of these bonds have rebounded to the levels near where they were priced prior to the bankruptcy. One bond affected by Orange County situation was the Orange County Development Agency, Santa Ana Heights Project, which made up less than 1% of the fund's investments at the end of the period. The Development Agency has met its two scheduled debt service payments in full since the bankruptcy filing. Those payments helped improve the outlook for the bond.
Q. WHAT'S AHEAD FOR THE FUND?
A. There are a number of things to consider. While I'm optimistic about the market's prospects from a supply and demand standpoint, interest rates may not continue to drop as much as they have. The past six months have been extremely strong for the municipal market, and we could see a period in which municipals pause and trade in a more narrow range. So I believe it's likely that the fund's total return will be less dependent on bond prices rising and more dependent on income.

FUND FACTS
GOAL: to provide high current
income exempt from
California state and federal
income taxes by investing
primarily in investment-grade
California municipal securities
START DATE: November 27,
1989
SIZE: as of August 31, 1995,
more than $394 million
MANAGER: Jonathan Short,
since March 1995; manager,
Fidelity California Tax-Free
Insured, Fidelity California
Tax-Free High Yield, and
Spartan California
Intermediate Municipal
Portfolios, since March 1995;
Spartan Arizona Municipal
and Fidelity Minnesota
Tax-Free Portfolios, as of
October 1, 1995; joined
Fidelity in 1990
(checkmark)


JONATHAN SHORT ON HIS
OUTLOOK FOR THE CALIFORNIA
ECONOMY:
"The California economy
appears to have hit bottom
and I expect the state to
experience moderate
economic growth going
forward. However, I do not
expect this growth to be
robust. Employment is
starting to grow, primarily as a
result of the expanding
entertainment and service
sectors. But, job growth will
continue to be hindered by the
ongoing downsizing in the
defense industry. Although
new home construction
activity continues to remain
low and the housing sector
has yet to show any signs of a
rebound, home prices finally
appear to be stabilizing. This
price stabilization should add
some support to the housing
market and could eventually
provide a boost for the
economy. A positive sign has
been retail sales, which have
experienced growth over that
past two years and actually
look reasonably healthy. In
summary, I am cautiously
optimistic since I expect the
state's economy to show
gradual improvement."
SPARTAN CALIFORNIA MUNICIPAL HIGH YIELD PORTFOLIO

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                   % OF FUND'S    % OF FUND'S INVESTMENT
                   INVESTMENTS    S
                                  IN THESE SECTORS
                                  6 MONTHS AGO

Special Tax        22.0           19.7

Health Care        15.3           19.8

Lease Revenue      15.1           19.7

Electric Revenue   9.5            7.9

Water & Sewer      7.4            6.3

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
               6 MONTHS AGO

Years   17.4   19.2

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   8.0   8.6

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 34.3%
Aa, A 33.6%
Baa 18.2%
Caa 0.8%
Non-rated 7.2%
Short-term and other
investments 5.9%
Aaa 26.2%
Aa, A 38.6%
Baa 15.5%
Caa 0.7%
Non-rated 13.5%
Short-term and other
investments 5.5%
Row: 1, Col: 1, Value: 34.3
Row: 1, Col: 2, Value: 33.6
Row: 1, Col: 3, Value: 18.2
Row: 1, Col: 4, Value: 1.8
Row: 1, Col: 5, Value: 7.2
Row: 1, Col: 6, Value: 5.9
Row: 1, Col: 1, Value: 26.2
Row: 1, Col: 2, Value: 38.6
Row: 1, Col: 3, Value: 15.5
Row: 1, Col: 4, Value: 2.0
Row: 1, Col: 5, Value: 13.5
Row: 1, Col: 6, Value: 5.5
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS. UNRATED DEBT SECURITIES THAT ARE EQUIVALENT TO BA AND BELOW ACCOUNT FOR 0.0% AND 4.3% OF THE FUND'S INVESTMENTS AT AUGUST 31, 1995, AND FEBRUARY 28, 1995, RESPECTIVELY. SPARTAN CALIFORNIA MUNICIPAL HIGH YIELD PORTFOLIO

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.1%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 94.1%
Alameda County Ctfs. of Prtn. Rfdg.
(Santa Rita Jail Proj.) 5.375% 6/1/09
(MBIA Insured)  Aaa $ 3,100,000 $ 3,065,125
Alameda Hsg. Auth. Multi-Family Hsg. Rev.
(Independence Apts.) Series A, 7.50%
2/20/31 (GNMA Coll.)  -  1,770,000  1,820,888
Anaheim Pub. Fing. Auth. Rev. 6.45%
12/28/18 (MBIA Insured)  Aaa  3,000,000  3,138,750
Anaheim Pub. Fing. Auth. Tax Allocation Rev.
(Cap. Appreciation Redev. Proj.) 0%
12/1/06 (MBIA Insured)  Aaa  5,000,000  2,731,250
Buena Park Commty. Redev. Agcy. Tax Allocation
Rfdg. (Central Business Dist. Proj.) 7.10%
9/1/14  BBB+  1,500,000  1,533,750
Burbank Redev. Agcy. Tax Allocation Series A:
 5.75% 12/1/08  Baa1  2,355,000  2,251,969
 6% 12/1/23  Baa1  1,950,000  1,784,250
California Edl. Facs. Auth. Rev.
(Univ. of San Francisco Proj.) 7.30%
10/1/20 (MBIA Insured)  Aaa  1,000,000  1,098,750
California Gen. Oblig.:
 Unltd. Tax 6% 9/1/03  A1  5,000,000  5,331,250
 Unltd. Tax 6.40% 2/1/05  A1  1,690,000  1,833,650
 4.50% 9/1/05 (AMBAC Insured)  Aaa  2,000,000  1,882,500
California Health Facs. Fing. Auth. Rev.:
 (Children's Hosp.) Series A, 7.50%
 10/1/20 (MBIA Insured)  Aaa  2,450,000  2,707,250
 (Gould Med. Foundation)
 Series A, 7.30% 4/1/20  A  1,500,000  1,687,500
 (Los Medanos Health Care Corp.)
 Series A, 7.25% 3/1/20  A  1,500,000  1,539,375
 (Mills-Peninsula Hosp.)
 Series A, 7.875% 1/15/12  A-  2,000,000  2,142,500
California Hsg. Fin. Agcy. Rev. (Home Mtg.) (b):
 Series A, 0% 8/1/23  Aa  3,650,000  433,438
 Series C:
  8.30% 8/1/19  Aa  1,405,000  1,457,688
  0% 8/1/21  Aa  5,870,000  807,125
  7.60% 8/1/30  Aa  6,580,000  6,859,650
 Series F-2,. 7.25% 8/1/16  Aa  4,620,000  4,914,525
California Pub. Cap. Impt. Fing. Auth. Rev.
(Pooled Proj.) Series B, 8.10% 3/1/18
(MBIA Insured)  Aaa  1,855,000  2,017,313
California Pub. Wks. Board Lease Rev.:
 Rfdg. (Dept. Correction State Prisons)
 Series A, 5.25% 12/1/13
  (AMBAC Insured)  Aaa  1,355,000  1,255,069
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Pub. Wks. Board Lease Rev. - continued
 (California University Proj.):
  Series A:
   6.50% 9/1/04  A $ 1,090,000 $ 1,174,475
   5.50% 6/1/14  A  6,475,000  5,924,625
  Series B, 6.40% 12/1/09  A1  1,000,000  1,036,250
California Statewide Commtys. Dev. Corp.
Ctfs. of Prtn.:
  Rfdg. (Insured Health Facs.) (Eskaton, Inc.)
  5.875% 5/1/20  A  785,000  726,125
  Rfdg. (Insured Hosp.) (Triad Healthcare)
  6.25% 8/1/06  A  2,000,000  2,002,500
  (Childrens Hosp.) 5% 12/1/14  Aa  1,570,000  1,571,963
  (Odd Fellows) 5.375% 10/1/13  A+  2,500,000  2,218,750
  (St. Joseph Health Sys.) 5.50% 7/1/23  Aa  3,000,000  2,715,000
  (Sisters of Charity Leavenworth Sys.):
   5% 12/1/14  Aa  1,315,000  1,132,544
   5% 12/1/23  Aa  5,000,000  4,175,000
  (Villaview Commty. Hosp., Inc.)
  Series A, 7% 9/1/09  A  1,200,000  1,279,500
  5.616% 7/1/13  Aaa  4,000,000  3,865,000
  5.50% 10/1/23  A+  2,400,000  2,082,000
California Wtr. Dept. Res. (Central Valley Proj. Rev.):
 Series I, 6.95% 12/1/25  Aaa  1,000,000  1,125,000
 Series J-1, 7% 12/1/12 (e)  Aa  1,000,000  1,133,750
Campbell Ctfs. of Prtn. Rfdg. (Civic Center Proj.)
6% 10/1/18  A  2,565,000  2,446,369
Carson Redev. Agcy. Redev. Proj. Tax Allocation
 Rfdg.:
  (Area #1):
   6.375% 10/1/12  Baa1  1,465,000  1,437,531
   6.375% 10/1/16  Baa1  1,000,000  968,750
  (Area #2) 5.875% 10/1/09  Baa  2,000,000  1,905,000
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.:
 Rfdg. (Wtr. Sys. Impt. Proj.):
  Series A, 7% 8/1/13 (MBIA Insured)  Aaa  1,580,000  1,791,325
  7% 8/1/11 (MBIA Insured)  Aaa  1,500,000  1,711,875
Central California Joint Powers Health Fing. Auth.
Ctfs. of Prtn. (Commty. Hosp. of Central
California Proj.):
  5.25% 2/1/13  A  4,000,000  3,470,000
  5% 2/1/23  A  7,920,000  6,256,800
Central Valley Fing. Auth. Rev. (Cogeneration Proj.)
(Carson Ice Gen. Proj.):
  6% 7/1/09  BBB-  3,050,000  2,996,625
  6.10% 7/1/13  BBB-  1,000,000  970,000
  6.20% 7/1/20  BBB-  1,450,000  1,399,250
Clovis Unified School Dist. Series B, 0% 8/1/03
(MBIA Insured)  Aaa  3,485,000  2,348,019
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Coalinga Ctfs. of Prtn. 7% 4/1/10  BBB+ $ 1,655,000 $ 1,686,031
Contra Costa County Ctfs. of Prtn. (Merrithew
Mem. Hosp.) (Cap. Appreciation) 0%
11/1/14  A1  3,000,000  922,500
Contra Costa Trans. Auth. (Sales Tax Rev.)
Series A, 6% 3/1/05 (FGIC Insured)  Aaa  1,030,000  1,107,250
Desert Hosp. Dist. Rev. Ctfs. of Prtn.
6.392% 7/28/20 (CGIC Insured)  Aaa  8,000,000  8,150,000
Duarte Ctfs of Prtn. (City of Hope Nat'l.
Med. Ctr.) 6.25% 4/1/23  Baa1  2,000,000  1,870,000
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Rfdg.:
 5.75% 6/1/04 (MBIA Insured)  Aaa  1,000,000  1,063,750
 6% 6/1/12 (FGIC Insured)  Aaa  1,000,000  1,006,250
Eastern Muni. Wtr. Dist. Wtr. & Swr. Rev. Ctfs.
of Prtn. 6.75% 7/1/12 (FGIC Insured)  Aaa  2,000,000  2,205,000
Fairfield-Suisun Swr. Dist. Swr. Rev. Rfdg.
Series A:
  0% 5/1/07 (MBIA Insured)  Aaa  1,635,000  864,506
  0% 5/1/08 (MBIA Insured)  Aaa  2,085,000  1,029,469
  0% 5/1/09 (MBIA Insured)  Aaa  2,080,000  959,400
Folsom Pub. Fing. Auth. Local Agcy. Rev.
Series A, 7.25% 10/1/10  BBB+  1,285,000  1,326,763
Fontana Redev. Agcy. Tax Allocation Rfdg.
(Yurupa Hills):
  Series 1992 A, 7.10% 10/1/23  BBB  2,000,000  2,032,500
  Series A, 7% 10/1/14  BBB+  1,900,000  1,935,625
Foothill/Eastern Trans. Toll Rd. Rev. Sr. Lien
Series A, 6% 1/1/16  BBB-  8,000,000  7,490,000
Industry Urban Ind. Dev. Agcy.
(Civic Recreational Proj.#1):
  Rfdg. Series A, 7.375% 5/1/12  -  8,600,000  8,879,500
  7.30% 5/1/06  -  4,000,000  4,140,000
  7.375% 5/1/15  -  1,140,000  1,177,050
Inglewood Ctfs. of Prtn. (Civic Center Impt. Proj.)
7% 8/1/19  A  1,000,000  1,025,000
Irvine Ranch Wtr. Dist. Joint Pwr. Agcy.
Local Pool Rev.:
  7.80% 2/15/08  A+  1,560,000  1,643,850
  7.875% 2/15/23  A+  5,500,000  5,788,750
  8.25% 8/15/23  A+  16,365,000  17,571,919
King Ctfs. of Prtn. 7.50% 7/1/04  -  2,800,000  3,006,500
Kings River Conservation Dist.
6.375% 1/1/12  Aa  2,000,000  2,057,500
Los Angeles Ctfs. of Prtn. (Health Facs.
Construction Loan) (Bay Harbor Hosp.)
7.30% 4/1/20  A  1,000,000  1,050,000
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant
Rev. 6% 11/15/03 (MBIA Insured)  Aa  2,000,000  2,165,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles County Ctfs. of Prtn.:
 (Correctional Facs.)(Cap. Appreciation)
 0% 9/1/11 (MBIA Insured)  Aaa $ 6,400,000 $ 2,448,000
 (Disney Parking Proj.):
  (Cap. Appreciation) 0% 9/1/10  Baa1  2,980,000  1,087,700
  0% 9/1/11  Baa1  6,270,000  2,108,288
  0% 3/1/12  Baa1  2,180,000  700,325
  0% 3/1/13  Baa1  2,750,000  818,125
  0% 9/1/13  Baa1  3,215,000  924,313
  0% 9/1/15  Baa1  3,815,000  944,213
  0% 9/1/18  Baa1  7,500,000  1,509,375
  0% 3/1/19  Baa1  3,175,000  615,156
Los Angeles County Metropolitan Trans. Auth.
Sales Tax Rev.:
  Rfdg. Series A, 5% 7/1/21 (FGIC Insured)  Aaa  2,100,000  1,816,500
  Rfdg. Second Series A, 5.90% 7/1/04
  (AMBAC Insured)  Aaa  2,135,000  2,295,125
  (Prop C) Series A, 5.90% 7/1/08
  (AMBAC Insured)  Aaa  1,070,000  1,124,838
Madera County Ctfs. of Prtn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  500,000  539,375
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev.:
  5% 3/1/02  Aaa  1,250,000  1,281,250
  5.75% 8/12/18  Aa  5,000,000  4,806,250
Modesto Ctfs. of Prtn.:
 (Commty. Ctr. Refing. Proj.) Series A, 5.60%
 11/1/14 (AMBAC Insured)  Aaa  1,370,000  1,316,913
 (Golf Course Refing. Proj.) Series B, 5%
 11/1/23 (AMBAC Insured)  Aaa  1,585,000  1,363,100
Modesto Irrigation Dist. Ctfs. of Prtn. Rfdg. &
Cap. Impts. Series A, 0% 10/1/10
(MBIA Insured)  Aaa  2,270,000  950,563
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
 Rfdg. (Geothermal Proj.) Series A, 5.80%
 7/1/09 (AMBAC Insured)  Aaa  5,675,000  5,816,875
 Rfdg. (Geothermal Proj. #3)
 Series A, 5.50% 7/1/05 (AMBAC Insured)  Aaa  2,250,000  2,337,188
 7.50% 7/1/23 (AMBAC Insured)
 (Pre-Refunded to 7/1/21 @ 100)(d)  Aaa  1,170,000  1,405,463
Norwalk Redev. Agcy. Tax Allocation
(Norwalk Redev. Proj. #1) 7.15% 12/1/15  -  3,900,000  4,046,250
Ontario Redev. Fing. Auth. Rev.
(Ctr. City Cimarron Proj.#1):
  0% 8/1/08 (MBIA Insured)  Aaa  3,255,000  1,586,813
  0% 8/1/09 (MBIA Insured)  Aaa  3,260,000  1,483,300
Orange County Dev. Agcy. Tax Allocation
(Santa Ana Heights Proj.) 6.125% 9/1/23  Caa  3,500,000  3,058,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Orange County Local Trans. Auth. Sales Tax
Rev. First Series-Measure M, 6% 2/15/08
(AMBAC Insured)  Aaa $ 1,250,000 $ 1,295,313
Palm Desert Fing. Auth. Tax Allocation
6.3675% 4/1/22 (MBIA Insured)  Aaa  5,500,000  5,623,750
Palm Springs Ctfs. of Prtn. (Muni. Golf Course
Expansion Proj.) 7.40% 11/1/18  BBB+  1,500,000  1,554,375
Palomar Pomerado Health Sys. Rev. 0%
11/1/05 (MBIA Insured)  Aaa  3,075,000  1,806,563
Pasadena Ctfs. of Prtn. Rfdg. (Old Pasadena
Pkg. Facs. Proj.) 6.25% 1/1/18  A1  1,605,000  1,651,144
Pleasanton Joint Pwrs. Fin. Auth. Reassessment:
 Series A:
  5.80% 9/2/02  Baa  2,500,000  2,578,125
  6% 9/2/05  Baa  1,815,000  1,892,138
  6.15% 9/2/12  Baa  5,255,000  5,163,038
Port Oakland Port. Rev. Rfdg. Series F:
 (Cap. Appreciation) 0% 11/1/08
 (MBIA Insured)  Aaa  3,500,000  1,680,000
 0% 11/1/06 (MBIA Insured)  Aaa  1,250,000  689,063
Rancho Mirage Joint Pwrs. Fing. Auth.
Ctfs. of Prtn. (Eisenhower Mem. Hosp.)
7% 3/1/22  A  1,000,000  1,031,250
Rancho Wtr. Dist. Fing. Auth. Rev. Rfdg.
5.875% 11/1/10 (FGIC Insured)  Aaa  2,500,000  2,550,000
Richmond Joint Pwrs. Fing. Auth. Rev. Series B:
 7% 5/15/07  A-  2,375,000  2,544,219
 7.25% 5/15/13  A-  2,500,000  2,568,750
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.) Series A:
  5.75% 6/1/01  A  1,250,000  1,265,625
  6.375% 6/1/09  A  3,000,000  3,052,500
  6.50% 6/1/12  A  5,500,000  5,644,375
Riverside County Redev. Agcy. Tax Allocation
(Redev. Proj. #4) Series A:
  7.50% 10/1/10  BBB  1,000,000  1,051,250
  7.50% 10/1/26  BBB  2,500,000  2,603,125
Riverside County. Trans. Commission Sales Tax
Rev. Series A, 5.30% 6/1/02
(AMBAC Insured)  Aaa  1,000,000  1,033,750
Riverside Unified School Dist. Ctfs. of Prtn.
(Cap. Appreciation Land Acquisition Proj.)
Series B, 0% 9/1/26 (FSA Insured)   Aaa  1,835,000  1,568,925
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
  5.40% 7/1/98  BBB-  1,000,000  1,003,750
  5.70% 7/1/00  BBB-  1,200,000  1,210,500
  6.375% 7/1/10  BBB-  800,000  806,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Sacramento Muni. Util. Dist. Elec. Rev.
 1.76% 11/15/08 (FGIC Insured)  Aaa $ 7,000,000 $ 6,037,500
 6.30% 8/15/18 (FGIC Insured)  Aaa  3,500,000  3,583,125
San Bernardino County Ctfs. of Prtn.:
 (Cap. Facs. Proj.) Series B, 6.875%
 8/1/24 (Escrowed to Maturity)(d)  Baa1  2,500,000  2,812,500
 (Med. Ctr. Fin.) 5.50% 8/1/22  Baa1  4,500,000  3,898,125
San Diego County Reg. Trans. Commission Sales
Tax Rev. Second Sr. Series A, 5% 4/1/07,
(FGIC Insured)  Aaa  1,500,000  1,455,000
San Diego County Wtr. Auth. Ctfs. of Prtn.
5.632% 4/25/07 (FGIC Insured)  Aaa  2,500,000  2,537,500
San Francisco City & County Gen. Oblig.
7.20% 9/1/01  A1  625,000  673,438
San Francisco City & County Redev. Agcy.
7.75% 9/1/06  -  6,000,000  6,412,500
San Francisco City & County Redev. Fing. Auth.
Tax Allocation Rfdg. (Cap. Appreciation)
(Redev. Proj.) Series B, 0% 8/1/10,
(MBIA Insured)  Aaa  1,475,000  625,031
San Francisco City & County Swr. Rev. Series B:
 0% 10/1/06 (FGIC Insured)  Aaa  3,690,000  2,043,338
 0% 10/1/08 (FGIC Insured)  Aaa  1,600,000  772,000
San Joaquin County Ctfs. of Prtn.
(Gen. Hosp. Proj.) 6.25% 9/1/13  A  2,500,000  2,434,375
San Jose Redev. Agcy. Tax. Allocation
(Merged Area Redev. Proj.):
  6% 8/1/07 (MBIA Insured)  Aaa  1,000,000  1,066,250
  6% 8/1/08 (MBIA Insured)  Aaa  1,300,000  1,379,625
Santa Barbara Ctfs. of Prtn. (American Baptist
Hosp.) 7.40% 5/15/15  A  2,000,000  2,120,000
Santa Clara County Fing. Auth. Lease Rev.
(VMC Replacement Proj.) Series A, 7.75%
11/15/08 (AMBAC Insured)  Aaa  1,175,000  1,433,500
Santa Margarita-Dana Point Auth. Rev.
(Impt. Dists. 1-2-2A & 8)
7.25% 8/1/08 (MBIA Insured)  Aaa  1,780,000  2,093,725
Selma Redev. Agcy. Tax Allocation
(Selma Redev. Proj.) 8.10% 8/1/13  -  825,000  849,750
Sequoia Hosp. Dist. Rev. Rfdg.:
 5.375% 8/15/13  Baa1  4,000,000  3,440,000
 5.375% 8/15/23  Baa1  4,330,000  3,539,775
South Orange County Pub. Fin. Auth.:
 (Spl. Tax Rev. Foothill Area C)
 8% 8/15/09 (FGIC Insured)  Aaa  3,650,000  4,535,125
 (Spl. Tax Rev. Sr. Lien)
 7% 9/1/10 (MBIA Insured)  Aaa  3,300,000  3,766,125
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Southern California Pub. Pwr. Auth. Pwr. Proj. Rev.:
 Rfdg. (Mead Phoenix Proj.) SeriesA, 4.875%
 7/1/20 (AMBAC Insured)  Aaa $ 2,190,000 $ 1,825,913
 Rfdg. Series A, 5% 7/1/22
 (MBIA Insured)  Aaa  2,565,000  2,212,313
 (Multiple Proj.) 6.75% 7/1/11  A  2,500,000  2,659,375
Sulpher Springs Unified School Dist.:
 Unltd. Tax Series A, 0% 9/1/12
 (MBIA Insured)  Aaa  2,750,000  990,000
 Series A, 0% 9/1/08 (MBIA Insured)  Aaa  2,745,000  1,321,031
Univ. of California Revs. Rfdg. (Multiple Purp.
Projs.) Series C, 4.70% 9/1/06
(AMBAC Insured)  Aaa  1,750,000  1,671,250
Upland Ctfs. Prtn. (San Antonio Commty. Hosp.) :
 5.25% 1/1/08  A  1,850,000  1,715,875
 5.25% 1/1/13  A  3,000,000  2,606,250
Vista Unified School Dist. Ctfs. of Prtn. 0%
9/1/11 (MBIA Insured)  Aaa  8,585,000  2,843,781
West & Central Basin Fing. Auth. Rev.:
 Rfdg. (West Basin Proj.) Series A,
 5% 8/1/10 (FGIC Insured)  Aaa  1,155,000  1,075,592
 (West Basin Proj.) Series A,
 5% 8/1/10 (AMBAC Insured)  Aaa  1,750,000  1,629,677
West Covina Ctfs. of Prtn. (Queen of the Valley
Hosp.) 6.50% 8/15/24  A  1,100,000  1,105,500
TOTAL MUNICIPAL BONDS
(Cost $366,663,259)   371,727,519
MUNICIPAL NOTES (A) - 5.9%
CALIFORNIA - 5.9%
California Poll. Cont. Fin. Auth. Solid Waste Disp.
Rev. (Shell Oil Co.)(Martinez Proj.)
Series 1994A, 3.60% 10/1/24,
VRDN (b)  VMIG 1  4,800,000  4,800,000
California Poll. Cont. Fing. Auth. Resource
Recovery Rev., VRDN (b):
  (Burney Forest Prod. Proj.) 3.65%,
  LOC Nat'l. Westminster Bank   P-1  1,300,000  1,300,000
  (Delano Proj.) Series 1991, 3.35%,
  LOC Algemene/ABN-AMRO Bank  P-1  3,300,000  3,300,000
  (OMS Equity of Stanislaus) Series 1987,
  3.55%, LOC Swiss Bank  VMIG 1  2,700,000  2,700,000
MUNICIPAL NOTES (A) - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California School Cash Reserve Program TRAN
(Authority Pool Bonds) Series 1995 A, 4.75%
7/3/96, LOC Industrial Bank of Japan Ltd.
(MBIA Insured)  MIG 1 $ 3,000,000 $ 3,020,490
Los Angeles County Metropolitan Trans. Auth.
Series 1993-A, 3.35%
(MBIA Insured), VRDN  VMIG 1  6,300,000  6,300,000
Southern California Pub. Pwr. Auth. Rev.
(Transmission Proj.) Series 1991, 3.15%
(AMBAC Insured) LOC Swiss Bank,
VRDN   VMIG 1  1,700,000  1,700,000
TOTAL MUNICIPAL NOTES
(Cost $23,124,161)   23,120,490
TOTAL INVESTMENTS - 100%
(Cost $389,787,420)  $ 394,848,009
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
16 Municipal Bond Contracts   Sept. 1995 $ 1,831,000 $ 54,917
46 Municipal Bond Contracts   Dec. 1995  5,215,250  16,083
TOTAL FUTURES CONTRACTS  $ 71,000
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.8%

SECURITY TYPE ABBREVIATIONS
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals (AMT securities).
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $257,361.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 54.5% AAA, AA, A 68.1%
Baa  10.7% BBB 11.8%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.8% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 7.2%. FMR has determined that unrated debt securities that are lower quality account for 0.0% of the total value of investment in securities.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Special Tax   22.0%
Health Care   15.3
Lease Revenue    15.1
Others
 (individually less than 10%)   47.6
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $389,967,770. Net unrealized appreciation aggregated $4,880,239, of which $12,043,370 related to appreciated investment securities and $7,163,131 related to depreciated investment securities.
At February 28, 1995, the fund had a capital loss carryforward of approximately $2,477,438 which will expire on February 28, 2003.
At February 28, 1995, the fund elected to defer to its fiscal year ending February 29, 1996, $8,177,757 of losses recognized during the period November 1, 1994 to February 28, 1995.
At February 28 1995, the fund was required to defer $876,175 of losses on futures contracts and options.
SPARTAN CALIFORNIA MUNICIPAL HIGH YIELD PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995 (UNAUDITED)

5.ASSETS                                                         6.           7.

8.Investment in securities, at value (cost $389,787,420)         9.           $ 394,848,009
-
See accompanying schedule

10.Receivable for investments sold                               11.           2,590,098

12.Interest receivable                                           13.           4,790,957

14.Receivable for daily variation on futures contracts           15.           27,853

16. 17.TOTAL ASSETS                                              18.           402,256,917

19.LIABILITIES                                                   20.          21.

22.Payable to custodian bank                                     $ 235,489    23.

24.Payable for investments purchased                              6,927,010   25.

26.Payable for fund shares redeemed                               28,205      27.

28.Distributions payable                                          399,042     29.

30.Accrued management fee                                         181,002     31.

32. 33.TOTAL LIABILITIES                                         34.           7,770,748

35.36.NET ASSETS                                                 37.          $ 394,486,169

38.Net Assets consist of:                                        39.          40.

41.Paid in capital                                               42.          $ 403,188,573

43.Accumulated undistributed net realized gain (loss)            44.           (13,833,993)
on investments

45.Net unrealized appreciation (depreciation)                    46.           5,131,589
on investments

47.48.NET ASSETS, for 38,624,717 shares outstanding              49.          $ 394,486,169

50.51.NET ASSET VALUE, offering price and redemption             52.           $10.21
price per share ($394,486,169 (divided by) 38,624,717 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

53.54.INTEREST INCOME                                      55.            $ 12,493,716

56.EXPENSES                                                57.            58.

59.Management fee                                          $ 1,102,615    60.

61.Non-interested trustees' compensation                    920           62.

63. 64.TOTAL EXPENSES                                      65.             1,103,535

66.67.NET INTEREST INCOME                                  68.             11,390,181

69.REALIZED AND UNREALIZED GAIN (LOSS)                     71.            72.
70.Net realized gain (loss) on:

73. Investment securities                                   (1,437,976)   74.

75. Futures contracts                                       (1,479,283)    (2,917,259)

76.Change in net unrealized appreciation (depreciation)    77.            78.
on:

79. Investment securities                                   9,637,696     80.

81. Futures contracts                                       865,986        10,503,682

82.83.NET GAIN (LOSS)                                      84.             7,586,423

85.86.NET INCREASE (DECREASE) IN NET ASSETS                87.            $ 18,976,604
RESULTING FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                            SIX MONTHS        YEAR
                                                            ENDED             ENDED
                                                            AUGUST 31, 1995   FEBRUARY 28,
                                                            (UNAUDITED)       1995

88.INCREASE (DECREASE) IN NET ASSETS

89.Operations                                               $ 11,390,181      $ 26,733,413
Net interest income

90. Net realized gain (loss)                                 (2,917,259)       (7,835,729)

91. Change in net unrealized appreciation (depreciation)     10,503,682        (31,637,782)

92. 93.NET INCREASE (DECREASE) IN NET ASSETS                 18,976,604        (12,740,098)
RESULTING FROM OPERATIONS

94.Distributions to shareholders                             (11,390,181)      (26,733,413)
From net interest income

95. From net realized gain                                   -                 (8,512,355)

96. 97.TOTAL  DISTRIBUTIONS                                  (11,390,181)      (35,245,768)

98.Share transactions                                        24,357,994        80,085,080
Net proceeds from sales of shares

99. Reinvestment of distributions                            8,978,216         28,631,425

100. Cost of shares redeemed                                 (42,217,715)      (231,670,779)

101. Redemption fees                                         21,005            87,648

102.103.                                                     (8,860,500)       (122,866,626)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

104.                                                         (1,274,077)       (170,852,492)
105.TOTAL INCREASE (DECREASE) IN NET ASSETS

106.NET ASSETS                                              107.              108.

109. Beginning of period                                     395,760,246       566,612,738

110. End of period                                          $ 394,486,169     $ 395,760,246

111.OTHER INFORMATION                                       113.              114.
112.Shares

115. Sold                                                    2,403,823         8,049,380

116. Issued in reinvestment of distributions                 885,754           2,869,048

117. Redeemed                                                (4,161,389)       (23,261,421)

118. Net increase (decrease)                                 (871,812)         (12,342,993)





119.                    SIX MONTHS       YEARS ENDED FEBRUARY 28,               TEN MONTHS     YEARS ENDED APRIL 30,
                        ENDED                                                   ENDED
                        AUGUST 31, 199                                          FEBRUARY 28,
                         5

120.                    (UNAUDITED)      1995                       1994C       1993           1992                    1991

121.SELECTED PER-SHARE DATA

122.Net asset value,
beginning of period      $ 10.020         $ 10.930                   $ 11.330    $ 10.540       $ 10.240                $ 9.760

123.Income from
Investment Operations    .288             .603                       .631        .543           .663                    .706
Net interest income

124. Net realized and
unrealized gain (loss)   .189             (.732)                     (.012)      .858           .297                    .472

125. Total from
investment operations    .477             (.129)                     .619        1.401          .960                    1.178

126.Less Distributions   (.288)           (.603)                     (.631)      (.543)         (.663)                  (.706)
From net interest income

127. From net realized
gain on investments       -                (.180)                     (.330)      (.070)         -                       -

128. In excess of net
realized gain on
investments               -                -                          (.060)      -              -                       -

129. Total distributions  (.288)           (.783)                     (1.021)     (.613)         (.663)                  (.706)

130.Redemption fees added
to paid in capital        .001             .002                       .002        .002           .003                    .008

131.Net asset value,
end of period            $ 10.210         $ 10.020                   $ 10.930    $ 11.330       $ 10.540                $ 10.240

132.TOTAL RETURN B       4.83%            -.85%                      5.63%       13.76%         9.66%                   12.52%

133.RATIOS AND SUPPLEMENTAL DATA

134.Net assets, end of
period (000 omitted)     $ 394,486        $ 395,760                  $ 566,613   $ 573,871      $ 479,137               $ 281,725

135.Ratio of expenses
to average net assets    .55%A            .55%                       .52%        .40%A          .36%                    .19%

136.Ratio of expenses to
average net assets before .55%A            .55%                       .55%        .55%A          .55%                    .55%
expense reductions

137.Ratio of net interest
income to average net
assets                   5.69%A           6.04%                      5.58%       6.07%A         6.36%                   7.02%

138.Portfolio turnover
rate                     40%A             30%                        54%         26%A           13%                     15%


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
C EFFECTIVE MARCH 1, 1993, THE FUND ADOPTED STATEMENT OF POSITION 93-2, "DETERMINATION, DISCLOSURE, AND FINANCIAL STATEMENT PRESENTATION OF INCOME, CAPITAL GAIN, AND RETURN OF CAPITAL DISTRIBUTIONS BY INVESTMENT COMPANIES."

AS A RESULT, NET INTEREST INCOME PER SHARE MAY REFLECT CERTAIN
RECLASSIFICATIONS RELATED TO BOOK TO TAX DIFFERENCES.

FINANCIAL HIGHLIGHTS
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. Each figure includes changes in a fund's share price, reinvestment of any dividends (or income) and capital gains (the profits the fund earns when it sells bonds that have grown in value), and the effect of the $5 account closeout fee. You can also look at the fund's income to measure performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns, dividends and yields would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                     PAST 6   PAST 1   LIFE OF
                                                  MONTHS   YEAR     FUND

Spartan California Intermediate Municipal         5.68%    7.57%    5.61%

Lehman Brothers Municipal Bond Index              5.89%    8.87%    n/a

Average California Intermediate
Municipal Bond Fund                               5.18%    6.77%    n/a

Consumer Price Index                              1.33%    2.62%    4.87%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year or since the fund started on December 30, 1993. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers Municipal Bond Index - a broad gauge of the municipal bond market. To measure how the fund's performance stacks up against its peers, you can compare it to the average California intermediate municipal bond fund, which reflects the performance of 30 California intermediate municipal bond funds with similar objectives tracked by Lipper Analytical Services over the past six months. Both benchmarks include reinvested dividends and capital gains, if any. Comparing the fund's performance to the consumer price index (CPI) helps show how your fund did compared to inflation. (The CPI returns begin on the month end closest to the fund's start date.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                           PAST 1   LIFE OF
                                                        YEAR     FUND

Spartan California Intermediate Municipal               7.57%    3.32%

Lehman Brothers Municipal Bond Index                    8.87%    n/a

Average California Intermediate
Municipal Bond Fund                                     6.77%    n/a

Consumer Price Index                                    2.62%    2.90%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
                Spartan California lb015
       12/31/93           10000.00         10000.00
       01/31/94           10114.46         10114.20
       02/28/94            9828.19          9852.24
       03/31/94            9522.27          9451.06
       04/30/94            9579.71          9531.20
       05/31/94            9659.48          9613.84
       06/30/94            9607.30          9555.10
       07/31/94            9783.77          9730.24
       08/31/94            9816.77          9763.91
       09/30/94            9713.91          9620.58
       10/31/94            9559.65          9449.71
       11/30/94            9394.31          9278.86
       12/31/94            9532.70          9483.09
       01/31/95            9774.19          9754.12
       02/28/95            9992.53         10037.77
       03/31/95           10067.59         10153.10
       04/30/95           10078.44         10165.08
       05/31/95           10389.38         10489.45
       06/30/95           10291.45         10397.67
       07/31/95           10419.57         10496.24
       08/31/95           10560.65         10629.33

$10,000 OVER LIFE OF FUND: Let's say you invested $10,000 in Spartan California Intermediate Municipal Portfolio on December 31, 1993, shortly after the fund started. As the chart shows, by August 31, 1995, the value of your investment would have grown to $10,561 - a 5.61% increase on your initial investment. This assumes you still own the fund on August 31, 1995 and therefore does not include the effect of the $5 account closeout fee. For comparison, look at how the Lehman Brothers Municipal Bond Index did over the same period. With dividends reinvested, the same $10,000 would have grown to $10,629 - a 6.29% increase.

UNDERSTANDING
PERFORMANCE
How a fund did yesterday is no
guarantee of how it will do
tomorrow. Bond prices, for
example, generally move in
the opposite direction of
interest rates. In turn, the
share price, return, and yield of
a fund that invests in bonds
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out the market's ups and
downs, you may have a gain.
(checkmark)
TOTAL RETURN COMPONENTS
                                  DECEMBER 30, 1993
      SIX MONTHS   YEAR           (COMMENCEMENT
      ENDED        ENDED          OF OPERATIONS) TO
      AUGUST 31,   FEBRUARY 28,   FEBRUARY 28,

      1995         1995           1994

Dividend return   2.61% 5.05% 0.69%

Capital appreciation
 return   3.07% -3.39% -2.41%

Total return   5.68% 1.66% -1.72%
DIVIDEND returns and capital appreciation returns are both part of a bond fund's total return. A dividend return reflects the actual dividends paid by the fund. A capital appreciation return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or gains are reinvested. Capital appreciation and total returns include the effect of the $5 account closeout fee.
DIVIDENDS AND YIELD

PERIODS ENDED AUGUST 31, 1995            PAST          PAST 6         PAST 1
                                         MONTH         MONTHS         YEAR

Dividends per share                      4.04(cents)   24.00(cents)   48.17(cents)

Annualized dividend rate                 4.97%         4.99%          5.13%

30-day annualized yield                  4.97%         -              -

30-day annualized tax-equivalent yield   8.73%         -              -


DIVIDENDS per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $9.60 over the past month, $9.57 over the past six months, and $9.39 over the past year, you can compare the fund's income over these three periods. The 30-day annualized YIELD is a standard formula for all funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 43.04% combined effective 1995 federal and state income tax bracket but does not reflect payment of the federal alternative minimum tax, if applicable. If the advisor had not reimbursed certain portfolio expenses during the period shown, the yield and tax-equivalent yield would have been 4.67% and 8.20%, respectively.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jonathan Short, Portfolio Manager of Spartan California Intermediate Portfolio

Q. JONATHAN, HOW HAS THE FUND PERFORMED?
A. For the six- and 12-month periods ended August 31, 1995, the fund had total returns of 5.68% and 7.57%, respectively. For the same six- and 12-month periods, the average California intermediate tax-free bond fund returned 5.18% and 6.77%, respectively, as tracked by Lipper Analytical Services.
Q. MUNICIPAL BONDS HAVE ENJOYED A RALLY SO FAR IN 1995. WHAT WAS DRIVING THE MARKET'S PERFORMANCE?
A. Several things. Beginning late last year, investors began to expect that the Federal Reserve Board would move from a tightening mode, in which it raised interest rates in an effort to stave off possible inflation, to an easing mode, in which it might cut interest rates. In anticipation of the Fed lowering interest rates - which it did in July - both the taxable and tax-free bond markets rallied. Also, demand for municipal bonds held fairly steady, and bumped against a relatively limited supply. For the first six months of 1995, the new issue supply of California municipal bonds was 40% less than it was during the same period the previous year. The relatively healthy demand and low supply helped the municipal market outperform the Treasury market during the first quarter of the year. Municipals hit a rough spot in the spring when the public debate about various federal tax reform proposals heated up. Investors became worried that some proposals would, if enacted, adversely affect the tax-exempt status of municipal bonds. The proposal causing the most worry was the flat tax, under which all individuals would be taxed at a uniform rate and deductions eliminated. In my view, it's unlikely that a flat tax will be enacted before 1997, if ever, and I believe that the market has overreacted. Despite this, municipal bonds continued to perform well through the end of the summer.
Q. WHY DID THE FUND PERFORM BETTER THAN THE AVERAGE OVER THE PAST SIX
MONTHS?
A. The main factor was its weighting in non-callable bonds, or bonds that can't be redeemed by their issuer before their scheduled maturity date. Non-callable bonds have the potential to do well when interest rates rise or fall, and they performed well as interest rates declined during the past six months.
Q. DID YOU CHANGE THE WAY IN WHICH YOU SPREAD THE FUND'S INVESTMENTS ACROSS BONDS WITH VARIOUS MATURITIES?
A. Yes, because the yield curve - which measures the difference in yields between bonds of various maturities - steepened over the past six months. In anticipation of that steepening, I began to position the fund so that it had a heavy weighting in intermediate bonds with maturities between seven and 10 years, at the beginning of the period. As the yield curve steepened, those intermediate bonds generally outperformed longer-term intermediate bonds with maturities of more than 10 years.
Q. YOU'VE ALSO MADE SOME CHANGES
IN THE WAY YOU DISTRIBUTED THE FUND'S INVESTMENTS AMONG BONDS WITH VARIOUS CREDIT RATINGS. WHAT WAS BEHIND THAT MOVE?
A. Bonds with lower credit quality typically provide investors with a fair amount of additional yield to compensate for the increased credit risk they carry. But during the period, the spread between lower-and higher-quality bonds was narrow. In other words, bonds with lower credit ratings didn't offer investors much of an incentive in the form of additional yield. So I increased the fund's stake in bonds rated Aaa by Moody's Investors Service, to 54.5% of the fund's investments at the end of the period. What's more, if credit spreads widen out again and lower quality bonds are forced to offer higher yields, their prices will likely adjust downward.
Q. DOES THE FUND STILL HOLD SOME ORANGE COUNTY BONDS OR BONDS RELATED TO THE ORANGE COUNTY BANKRUPTCY?
A. Yes, but I want to remind shareholders that during the past six months the fund didn't hold any investments in uninsured securities issued directly by Orange County. However, at the end of the period, the fund had about a 7% stake in insured bonds issued by entities that were participants in the county's investment pool. The prices of these bonds have risen and are at or near the level they were prior to Orange County declaring bankruptcy.
Q. WHAT'S AHEAD FOR THE FUND?
A. Going forward, I'll probably move some of the fund's investments into bonds with maturities in the slightly shorter or slightly longer end of the maturity range creating a "barbell" structure. This strategy could benefit the fund if the yield curve flattens once again. Of course the fund's performance will be related to the performance of the municipal market in general.
Q. SO WHAT'S YOUR OUTLOOK?
A. There are a number of things to consider. While I'm optimistic about the market's prospects from a supply and demand standpoint, interest rates may not continue to drop as much as they have. The past six months have been extremely strong for the municipal market, and we could see a period in which municipals pause and trade in a more narrow range. So I believe it's likely that the fund's total return will be less dependent on bond prices rising and more dependent on income.

FUND FACTS
GOAL: to provide high current
income exempt from
California state and federal
income taxes by investing
primarily in investment-grade
intermediate California
municipal securities
START DATE: December 30,
1993
SIZE: as of August 31, 1995,
more than $55 million
MANAGER: Jonathan Short,
since March 1995; manager,
Fidelity California Tax-Free
High Yield Fund, Spartan
California Municipal High
Yield, and Fidelity California
Tax-Free Insured Portfolios,
since March 1995; Spartan
Arizona Municipal and
Fidelity Minnesota Tax-Free
Portfolios, as of October 1,
1995; joined Fidelity in 1990
(checkmark)


JONATHAN SHORT ON HIS
OUTLOOK FOR THE CALIFORNIA
ECONOMY:
"The California economy
appears to have hit bottom
and I expect the state to
experience moderate
economic growth going
forward. However, I do not
expect this growth to be
robust. Employment is
starting to grow, primarily as a
result of the expanding
entertainment and service
sectors. But, job growth will
continue to be hindered by the
ongoing downsizing in the
defense industry. Although
new home construction
activity continues to remain
low and the housing sector
has yet to show any signs of a
rebound, home prices finally
appear to be stabilizing. This
price stabilization should add
some support to the housing
market and could eventually
provide a boost for the
economy. A positive sign has
been retail sales, which have
experienced growth over that
past two years and actually
look reasonably healthy. In
summary, I am cautiously
optimistic since I expect the
state's economy to show
gradual improvement."
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL PORTFOLIO

INVESTMENT CHANGES


TOP FIVE SECTORS AS OF AUGUST 31, 1995
                        % OF FUND'S    % OF FUND'S INVESTMENT
                        INVESTMENTS    S
                                       IN THESE SECTORS
                                       6 MONTHS AGO

Water & Sewer           16.7           19.7

Transportation          15.1           9.2

Health Care             15.1           17.3

Lease Revenue           12.7           16.2

Escrowed/Pre-Refunded   10.8           7.6

AVERAGE YEARS TO MATURITY AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   7.8   8.0

AVERAGE YEARS TO MATURITY IS BASED ON THE AVERAGE TIME UNTIL PRINCIPAL PAYMENTS ARE EXPECTED FROM EACH OF THE FUND'S BONDS, WEIGHTED BY DOLLAR AMOUNT.
DURATION AS OF AUGUST 31, 1995
              6 MONTHS AGO

Years   6.0   5.7

DURATION SHOWS HOW MUCH A BOND FUND'S PRICE FLUCTUATES WITH CHANGES IN COMPARABLE INTEREST RATES. IF RATES RISE 1%, FOR EXAMPLE, A FUND WITH A FIVE-YEAR DURATION IS LIKELY TO LOSE ABOUT 5% OF ITS VALUE. OTHER FACTORS ALSO CAN INFLUENCE A BOND FUND'S PERFORMANCE AND SHARE PRICE. ACCORDINGLY, A BOND FUND'S ACTUAL PERFORMANCE MAY DIFFER FROM THIS EXAMPLE.
QUALITY DIVERSIFICATION (MOODY'S RATINGS)
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995
Aaa 54.5%
Aa, A 29.3%
Baa 10.8%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 5.4%
Aaa 38.5%
Aa, A 34.3%
Baa 8.1%
Ba, B 0.0%
Non-rated 0.0%
Short-term
investments 19.1%
Row: 1, Col: 1, Value: 54.5
Row: 1, Col: 2, Value: 29.3
Row: 1, Col: 3, Value: 10.8
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 5.5
Row: 1, Col: 1, Value: 38.5
Row: 1, Col: 2, Value: 34.3
Row: 1, Col: 3, Value: 8.1
Row: 1, Col: 4, Value: 0.0
Row: 1, Col: 5, Value: 0.0
Row: 1, Col: 6, Value: 19.1
SHOWN AS A PERCENTAGE OF THE FUND'S INVESTMENTS. WHERE MOODY'S RATINGS ARE NOT AVAILABLE, WE HAVE USED S&P RATINGS.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL PORTFOLIO

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL BONDS - 94.6%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 94.6%
California Gen. Oblig. 6.50% 3/1/02,
(AMBAC Insured)  Aaa $ 1,500,000 $ 1,650,000
California Pub. Works Board Lease Rev.:
 (California Univ. Projs.)
 Series A, 6.10%10/1/06 (e)  A  1,210,000  1,264,450
 (Dept. Correction State Prisons - Madera)
 Series E, 6% 6/1/07  A  590,000  607,700
California Statewide Commty. Dev. Corp.
Ctfs. of Prtn. Rfdg. (Insured Hosp.)
(Triad Healthcare):
  5.25% 8/1/97  A  250,000  248,438
  5.90% 8/1/01  A  200,000  200,000
  6.25% 8/1/06  A  1,000,000  1,001,250
California Trans. Rev. (San Francisco Bay Toll
Bridge) Series A, 4.60% 12/1/05  Aa  1,160,000  1,096,200
California Wtr. Dept. Res. (Cent. Valley Proj.):
 Series I, 6.95% 12/1/25  Aaa  500,000  562,500
 Series J-2, 5.50% 12/1/01  Aa  500,000  520,625
Carson Redev. Agcy. Rfdg. Redev. Proj.
Area 2 Tax Allocation 5.50% 10/1/02  Baa  100,000  97,875
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. Rfdg.
(Wtr. Sys. Impt. Proj.)
7.25% 8/1/07 (MBIA Insured)  Aaa  1,755,000  2,064,319
Chino Basin Fing. Auth. Rev. Rfdg. (Muni. Wtr.
Dist. Swr. Sys. Proj.) 7.0% 8/1/05
(AMBAC Insured)  Aaa  1,185,000  1,373,119
Clovis Unified School Dist. Series B, 0%
8/1/02 (MBIA Insured)  Aaa  300,000  214,125
East Bay Reg. Park Dist. Series C, 6.50%
9/1/01 (FGIC Insured)  Aaa  500,000  550,625
Escondido Joint Pwrs. Fing. Auth. Lease Rev.
(California Ctr. for the Arts) 0% 9/1/04
(AMBAC Insured)  Aaa  570,000  356,250
Foothill/Eastern Trans. Corridor A (California Toll
Td. Rev.) Sr. Lien Series A, 0% 1/1/04  BBB-  1,000,000  580,000
Inglewood Hosp. Rev. (Daniel Freeman Hosp.
Inc.) 6.50% 5/1/01  A  1,000,000  1,056,250
La Quinta Redev. Agcy. Tax Allocation Rfdg.
(Redev. Proj. Area #1):
  7.30% 9/1/06 (MBIA Insured)  Aaa  620,000  733,925
  7.30% 9/1/11 (MBIA Insured)  Aaa  555,000  651,431
Los Angeles Convention & Exhibition Ctr. Auth.
Ctfs. of Prtn. Rfdg. Series A, 7.375% 8/15/18
(Pre-Refunded to 8/15/99 @ 101.5)(d)  Aaa  2,500,000  2,818,750
Los Angeles County Metropolitan Trans. Auth.
(Sales Tax Rev.):
  Series A:
   5.30% 7/1/05 (MBIA Insured)  Aaa  2,000,000  2,040,000
   6.75% 7/1/11  Aaa  1,250,000  1,418,750
  Second Series A, 5.90% 7/1/02
  (AMBAC Insured)  Aaa  1,200,000  1,287,000
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
 9% 10/15/01  Aa $ 110,000 $ 133,650
 6% 11/15/03 (MBIA Insured)  Aa  525,000  568,313
Los Angeles Wastewtr. Sys. Rev. Rfdg. Series A,
9% 6/1/00 (MBIA Insured)  Aaa  500,000  595,000
Madera County Ctfs. of Prtn. (Valley Children's
Hospital) 6.25% 3/15/05 (MBIA Insured)  Aaa  480,000  517,800
Metropolitan Wtr. Dist. Southern California
Wtrwks. Rev. 5% 3/1/02  Aaa  500,000  512,500
Orange County Wtr. Dist. Ctfs. of Prtn.
Series A, 5.50% 8/15/09
(AMBAC Insured)  Aaa  1,000,000  962,500
Port Oakland Port. Rev. Rfdg. Series F, 0%
11/1/05 (MBIA Insured)  Aaa  300,000  177,375
Rancho Wtr. Dist. Fing. Auth. Rev. Rfdg.:
 6.50% 11/1/00 (FGIC Insured)  Aaa  1,315,000  1,434,994
 6.50% 11/1/03 (FGIC Insured)  Aaa  1,300,000  1,443,000
Redlands Ctfs. of Prtn. Rfdg.
(Wtr. Treatment Facs. Proj.)
4.50% 9/1/15 (FGIC Insured)  Aaa  930,000  935,813
Riverside County Asset Leasing Corp. Leasehold
Rev. (Riverside County Hosp. Proj.)
Series A, 6.0% 6/1/03  A  2,000,000  2,045,000
Riverside County Trans. Commission (Sales Tax
Rev.) Series A, 6.625% 6/1/02
(AMBAC Insured)  Aaa  1,045,000  1,162,563
Rosemead Redev. Agcy. (Subordinated Lien
Tax Allocation Proj. Area 1)
0% 10/1/98 (Escrowed to Maturity)(d)  A-  1,120,000  980,000
Roseville Joint Unified High School Dist. Series B,
0% 8/1/00 (FGIC Insured)  Aaa  1,060,000  848,000
Sacramento Cogeneration Auth. Cogeneration
Proj. Rev. (Proctor & Gamble Proj.):
  5.80%7/1/01  BBB-  1,400,000  1,414,000
  7% 7/1/05  BBB-  1,500,000  1,603,125
Sacramento Fing. Auth. (Gas Tax Rev.)
Series A, 6.75% 12/1/08
(AMBAC Insured)  Aaa  1,475,000  1,677,813
San Diego County Reg. Trans. Commission
(Sales Tax Rev.) Second Series A,
(FGIC Insured)  Aaa  1,000,000  1,091,250
San Diego Metropolitan Transit Dist. Auth.
Lease Rev. Rfdg. 5.625% 9/1/09  Aa  1,500,000  1,466,250
San Francisco Bldg. Auth. Lease Rev. (Dept.
Gen'l Svcs. Lease) Series A, 5% 10/1/05  A1  400,000  381,000
San Francisco City & County Gen. Oblig.
Series 95 A & B, 6.50% 6/15/03
(FGIC Insured)  Aaa  680,000  756,500
MUNICIPAL BONDS - CONTINUED
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Francisco Port. Comm. Rev. Rfdg.
5.50% 7/1/04  A $ 1,000,000 $ 1,031,250
Santa Barbara Ctfs. of Prtn. Rfdg. 5.10%
3/1/03  A1  1,000,000  980,000
Santa Margarita-Dana Point Auth. Rev.
(Impt. Dists 1-2-2a & 8) Series A, 7.25%
8/1/06 (MBIA Insured)  Aaa  1,500,000  1,768,125
Sequoia Hosp. Dist. Rev.:
 Rfdg. 5% 8/15/03  Baa1  1,285,000  1,203,081
 4.90% 8/15/02  Baa1  1,225,000  1,151,500
Southern California Pub. Pwr. Auth. Pwr. Proj.
Rev. Series 11, 0% 7/1/15
(Pre-Prefunded to 7/1/00 @ 101)(d)  Aaa  300,000  244,500
California University Rev. Rfdg.:
 (Multiple Purp. Projs.) Series C, 9% 9/1/02
 (AMBAC Insured)  Aaa  100,000  124,375
 (UCLA Med. Ctr.) 8.00% 12/1/95
 (MBIA Insured)  Aaa  200,000  202,000
Walnut Creek Ctfs. of Prtn. Rfdg.
(John Muir Med. Ctr.) 4.95% 2/15/05
(MBIA Insured)  Aaa  300,000  295,500
West Covina Ctfs. of Prtn.
(Queen of the Valley Hosp.):
  5.90% 8/15/02  A  875,000  891,406
  6.00% 8/15/03  A  925,000  942,341
  6.125% 8/15/04  A  980,000  997,150
TOTAL MUNICIPAL BONDS
(Cost $51,997,155)   52,931,256
MUNICIPAL NOTES (A) - 5.4%
 MOODY'S  PRINCIPAL VALUE
 RATINGS (B) AMOUNT (NOTE 1)
CALIFORNIA - 5.4%
Big Bear Lake Ind. Dev. Board
(Southwest Gas Corp. Proj.) 1993 Series A,
LOC Union Bank of Switzerland
VRDN (b)  VMIG 1 $ 1,100,000 $ 1,100,000
California Poll. Cont. Fing. Auth. Resource
Recovery Rev. (Malaga Proj.) Series A, 3.55%,
LOC Bank of America Nat'l. Trust & Savings,
VRDN (b)  -  200,000  200,000
California Poll. Cont. Fin. Auth. Solid Waste
Disp. Rev. (Shell Oil Co.)(Martinez Proj.)
Series 1994A, 3.60% 10/1/24,
VRDN (b)  VMIG 1  1,700,000  1,700,000
TOTAL MUNICIPAL NOTES
(Cost $3,000,000)   3,000,000
TOTAL INVESTMENTS - 100%
(Cost $54,997,155)  $ 55,931,256
FUTURES CONTRACTS
   EXPIRATION UNDERLYING FACE UNREALIZED
   DATE AMOUNT AT VALUE GAIN/(LOSS)
PURCHASED
5 Municipal Bond Contracts   Dec. 1995 $ 566,875 $ 1,517
THE FACE VALUE OF FUTURES SOLD AS A PERCENTAGE OF TOTAL INVESTMENT IN SECURITIES - 1.0%

SECURITY TYPE ABBREVIATIONS
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals (AMT securities).
(c) Standard & Poor's Corporation credit ratings are used in the absence of a rating by Moody's Investors Service, Inc.
(d) Security collateralized by an amount sufficient to pay interest and principal.
(e) A portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,045,000.
OTHER INFORMATION
The composition of long-term debt holdings as a percentage of total value of investment in securities, is as follows (ratings are unaudited):
 MOODY'S RATINGS S&P RATINGS
Aaa, Aa, A 77.6% AAA, AA, A 86.2%
Baa  4.4% BBB 8.5%
Ba  0.0% BB 0.0%
B  0.0% B 0.0%
Caa  0.0% CCC 0.0%
Ca, C  0.0% CC, C 0.0%
   D 0.0%
The percentage not rated by either S&P or Moody's amounted to 0.00%.
The distribution of municipal securities by revenue source, as a percentage of total value of investment in securities, is as follows:
Water & Sewer   16.7%
Transportation   15.1
Health Care   15.1
Lease Revenue    12.7
Escrowed/Pre-Refunded    10.8
Others
 (individually less than 10%)   29.6
TOTAL   100.0%
INCOME TAX INFORMATION
At August 31, 1995, the aggregate cost of investment securities for income tax purposes was $54,997,155. Net unrealized appreciation aggregated $934,101, of which $1,139,035 related to appreciated investment securities and $204,934 related to depreciated investment securities.
At February 28, 1995, the fund had a capital loss carryforward of approximately $586,607 which will expire on February 28, 2003.
At February 28, 1995, the fund elected to defer to its fiscal year ending February 29, 1996, $470,388 of losses recognized during the period November 1, 1994 to February 28, 1995.
SPARTAN CALIFORNIA INTERMEDIATE MUNICIPAL PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995 (UNAUDITED)

139.ASSETS                                                        140.          141.

142.Investment in securities, at value (cost                      143.          $ 55,931,256
$54,997,155) -
See accompanying schedule

144.Cash                                                          145.           141,861


146.Interest receivable                                           147.           596,361

148.Receivable for daily variation on futures contracts           149.           2,245

150.Receivable from investment adviser for expense                151.           13,585
reductions

152. 153.TOTAL ASSETS                                             154.           56,685,308

155.LIABILITIES                                                   156.          157.

158.Payable for investments purchased                             $ 1,096,962   159.

160.Distributions payable                                          51,490       161.

162.Accrued management fee                                         24,905       163.

164. 165.TOTAL LIABILITIES                                        166.           1,173,357

167.168.NET ASSETS                                                169.          $ 55,511,951

170.Net Assets consist of:                                        171.          172.

173.Paid in capital                                               174.          $ 55,321,407

175.Accumulated undistributed net realized gain (loss)            176.           (745,074)
on investments

177.Net unrealized appreciation (depreciation)                    178.           935,618
on investments

179.180.NET ASSETS, for 5,708,811 shares outstanding              181.          $ 55,511,951

182.183.NET ASSET VALUE, offering price and                       184.           $9.72
redemption price per share ($55,511,951 (divided by) 5,708,811 shares)


STATEMENT OF OPERATIONS
 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

185.186.INTEREST INCOME                          187.         $ 1,287,784

188.EXPENSES                                     189.         190.

191.Management fee                               $ 136,499    192.

193.Non-interested trustees' compensation         101         194.

195. Total expenses before reductions             136,600     196.

197. Expense reductions                           (86,100)     50,500

198.199.NET INTEREST INCOME                      200.          1,237,284

201.REALIZED AND UNREALIZED GAIN (LOSS)          203.         204.
202.Net realized gain (loss) on:

205. Investment securities                        215,238     206.

207. Futures contracts                            96,683       311,921

208.Change in net unrealized appreciation        209.         210.
(depreciation) on:

211. Investment securities                        1,181,585   212.

213. Futures contracts                            1,517        1,183,102

214.215.NET GAIN (LOSS)                          216.          1,495,023

217.218.NET INCREASE (DECREASE) IN NET ASSETS    219.         $ 2,732,307
RESULTING FROM OPERATIONS

STATEMENT OF CHANGES IN NET ASSETS

                                                        SIX MONTHS        YEAR
                                                        ENDED             ENDED
                                                        AUGUST 31, 1995   FEBRUARY 28,
                                                        (UNAUDITED)       1995

220.INCREASE (DECREASE) IN NET ASSETS

221.Operations                                          $ 1,237,284       $ 1,842,201
Net interest income

222. Net realized gain (loss)                            311,921           (1,056,995)

223. Change in net unrealized appreciation               1,183,102         152,087
(depreciation)

224.                                                     2,732,307         937,293
225.NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

226.Distributions to shareholders from net interest      (1,237,284)       (1,842,201)
income

227.Share transactions                                   22,678,310        53,135,545
Net proceeds from sales of shares

228. Reinvestment of distributions from net interest     941,616           1,537,975
income

229. Cost of shares redeemed                             (15,374,144)      (30,710,334)

230.231.                                                 8,245,782         23,963,186
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
FROM SHARE TRANSACTIONS

232.                                                     9,740,805         23,058,278
233.TOTAL INCREASE (DECREASE) IN NET ASSETS

234.NET ASSETS                                          235.              236.

237. Beginning of period                                 45,771,146        22,712,868

238. End of period                                      $ 55,511,951      $ 45,771,146

239.OTHER INFORMATION                                   241.              242.
240.Shares

243. Sold                                                2,367,748         5,689,086

244. Issued in reinvestment of distributions             98,276            164,937

245. Redeemed                                            (1,610,315)       (3,327,012)

246. Net increase (decrease)                             855,709           2,527,011


FINANCIAL HIGHLIGHTS

                                                SIX MONTHS       YEAR           DECEMBER 30, 1993
                                                ENDED            ENDED          (COMMENCEMENT
                                                AUGUST 31, 199   FEBRUARY 28,   OF OPERATIONS) TO
                                                5                               FEBRUARY 28,

                                                (UNAUDITED)      1995           1994

247.SELECTED PER-SHARE DATA

248.Net asset value, beginning of period        $ 9.430          $ 9.760                            $ 10.000

249.Income from Investment Operations            .240             .477                               .070
Net interest income

250. Net realized and unrealized gain (loss)     .290             (.330)                             (.240)

251. Total from investment operations            .530             .147                               (.170)

252.Less Distributions                           (.240)           (.477)                             (.070)
From net interest income

253.Net asset value, end of period              $ 9.720          $ 9.430                            $ 9.760

254.TOTAL RETURN B                               5.69%            1.67%                              -1.71%

255.RATIOS AND SUPPLEMENTAL DATA

256.Net assets, end of period                   $ 55,512         $ 45,771                           $ 22,713
(000 omitted)

257.Ratio of expenses to average net             .20%A            .05%                               -
assets

258.Ratio of expenses to average net             .55%A            .55%                               .55%A
assets
before expense reductions

259.Ratio of net interest income to              4.99%A           5.16%                              4.66%A
average
net assets

260.Portfolio turnover rate                      56%A             55%                                -


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN. SEE
NOTE 4 OF NOTES TO FINANCIAL STATEMENTS.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

PERFORMANCE: THE BOTTOM LINE


To measure a money market fund's performance, you can look at either total return or yield. Total return reflects the change in a fund's share price over a given period, reinvestment of its dividends (or income), and the effect of the fund's $5 account closeout fee. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses during the periods shown, the total returns would have been lower.
CUMULATIVE TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995               PAST 6   PAST 1   PAST 5   LIFE OF
                                            MONTHS   YEAR     YEARS    FUND

Spartan California Municipal Money Market   1.87%    3.61%    18.49%   23.85%

Average California Tax-Free
Money Market Fund                           1.67%    3.18%    15.84%   20.42%

Consumer Price Index                        1.33%    2.62%    16.19%   21.45%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on November 27, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. To measure how the fund's performance stacked up against its peers, you can compare it to the average California tax-free money market fund, which reflects the performance of 44 California tax-free money market funds with similar objectives tracked by IBC/Donoghue over the past six months. Comparing the fund's performance to the consumer price index (CPI) helps show how your investment did compared to inflation. (The periods covered by CPI and IBC Donoghue are the closest available match to those covered by the fund.)
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED AUGUST 31, 1995                     PAST 1   PAST 5   LIFE OF
                                                  YEAR     YEARS    FUND

Spartan California Municipal Money Market         3.61%    3.45%    3.78%

Average California Tax-Free
Money Market Fund                                 3.18%    2.98%    3.28%

Consumer Price Index                              2.62%    3.05%    3.43%

AVERAGE ANNUAL TOTAL RETURNS take the fund's actual (or cumulative) return and show you what would have happened if the fund had performed at a constant rate each year.
YIELDS
      8/29/94   11/28/94   2/27/95   5/29/95   8/28/95

Spartan California             2.94%   3.46%   3.90%   3.88%   3.47%
Municipal Money Market



If Fidelity had not reimburs   2.71%   3.26%   3.70%   3.70%   3.29%
ed
certain fund expenses



Average California Tax-Free    2.56%   3.07%   3.45%   3.50%   3.11%
Money Market Fund



Spartan California             5.11%   6.07%   6.85%   6.81%   6.09%
Municipal Money Market -
Tax-equivalent



If Fidelity had not reimburs   4.76%   5.72%   6.50%   6.50%   5.78%
ed
certain fund expenses





YIELD refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The chart above shows the fund's current seven-day yield at quarterly intervals over the past year. If the advisor had not reimbursed certain fund expenses during the periods shown, the yields would have been lower. You can compare these yields to the average California tax-free money market fund. Or you can look at the fund's tax-equivalent yield, which is based on a combined effective 1995 federal and state income tax rate of 43.04%. Figures for the average California tax-free money market fund are from IBC/Donoghue. A portion of the funds income may be subject to the alternative minimum tax.
A MONEY MARKET FUND'S TOTAL RETURNS AND YIELDS WILL VARY, AND REFLECT PAST RESULTS RATHER THAN PREDICT FUTURE PERFORMANCE.

COMPARING
PERFORMANCE
Yields on tax-free investments
are usually lower than yields
on taxable investments.
However, a straight
comparison between the two
may be misleading because it
ignores the way taxes reduce
taxable returns. Tax-equivalent
yield - the yield you'd have to
earn on a similar taxable
investment to match the
tax-free yield - makes the
comparison more meaningful.
Keep in mind that the U.S.
government neither insures nor
guarantees a money market
fund. In fact, there is no
assurance that a money fund
will maintain a $1 share price.
(checkmark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

FUND TALK: THE MANAGER'S OVERVIEW


An interview with Deborah Watson,
Portfolio Manager of Spartan California Municipal Money Market Portfolio
Q. DEBORAH, WHAT KIND OF AN INVESTMENT CLIMATE HAVE YOU BEEN OPERATING IN FOR THE PAST SIX MONTHS?
A. Last February, before the period began, the Federal Reserve raised the federal funds rate - the interest rate banks charge each other for overnight loans - one-half percentage point. It was the seventh increase in just over a year and brought the federal funds rate to 6%. But even as the Fed was taking its final step in a policy designed to slow down the pace of economic growth and prevent an outbreak of inflation, there were signs of an economic slowdown. During the first quarter of 1995, the gross domestic product expanded at an annual rate of 2.7%, well below the 5.1% expansion rate during the fourth quarter of 1994. The slowdown continued throughout the spring and early summer, with second-quarter growth registering a mild 1.1%, well below the Fed's target rate of 2.5%. In July, fearful that the economy was losing too much steam too fast, the Fed intervened again, this time cutting the federal funds rate one-quarter percentage point in hopes of stimulating economic activity.
Q. WHAT WAS YOUR STRATEGY DURING THE PERIOD?
A. Throughout the spring and early summer, the economy was sending out contradictory signals, with signs of strength alternating with signs of weakness. During this time I felt the Fed could lower interest rates; therefore, I chose to remain flexible, maintaining an average maturity of around 24 days. Then, as we entered the summer borrowing season, I took advantage of an abundance of new issues to add longer-term securities at attractive rates. By July, the fund's average maturity was approaching 70 days, and has stayed close to that ever since.
Q. DID THE FUND SUFFER LOSSES TIED TO THE ORANGE COUNTY BANKRUPTCY LAST
YEAR?
A. No. The fund has no direct exposure to Orange County or to any of the municipalities that participated in the Orange County investment pool. That was true at the time of the bankruptcy filing and it is still true today. At no time was the fund's stable $1 share price threatened. Since the bankruptcy filing, we've maintained our strict credit standards and have in some cases required credit enhancement before investing.
Q. HOW DID THE FUND PERFORM?
A. The fund's seven-day yield on August 31, 1995, was 3.44%, compared to 3.90% six months ago. The latest yield was the equivalent of a 6.04% taxable yield for California investors in the 43.04% combined state and federal income tax bracket. The fund's total return from February 28, 1995 through August 31, 1995 was 1.87%, compared to 1.67% for the average California tax-free money market fund, according to IBC/Donoghue.
Q. WHAT'S THE OUTLOOK?
A. Going forward, I think it's highly unlikely that the Fed will consider raising interest rates again anytime soon. Because pockets of economic weakness continue to materialize, the Fed may decide to stand pat until Congress shows its hand in the next round of budget deliberations. I therefore expect stable to lower interest rates at least for the next six months. As a result, I'll aim to keep the fund's average maturity somewhat aggressive, in the 60 - 70-day range.

FUND FACTS
GOAL: to provide high current
tax-free income for California
residents while maintaining a
stable $1 share price
START DATE: November 27,
1989
SIZE: as of August 31,1995,
more than $1 billion
MANAGER: Deborah Watson,
since November 1989;
manager, Fidelity California
Tax-Free Money Market
Portfolio, since 1988; Spartan
Pennsylvania Municipal
Money Market Portfolio, since
1989; joined
Fidelity in 1982
(checkmark)

WORDS TO KNOW
COMMERCIAL PAPER: A security
issued by a municipality to
finance capital or operating
needs.
FEDERAL FUNDS RATE: The interest
rate banks charge each other
for overnight loans.
MATURITY: The time remaining
before an issuer is scheduled
to repay the principal amount
on a debt security. When the
fund's average maturity -
weighted by dollar amount -
is short, the fund manager is
anticipating a rise in interest
rates. When the average
maturity is long, the manager
is expecting rates to fall.
When the average maturity is
neutral, the manager wants
the flexibility to respond to
rising rates, while still
capturing a portion of the
higher yields available from
issues with longer maturities.
MUNICIPAL NOTE: A security
issued in advance of future
tax or other revenues and
payable from those specific
sources.
TENDER BOND: A variable-rate,
long-term security that gives
the bond holder the option to
redeem the bond at face
value before maturity.
VARIABLE RATE DEMAND NOTE
(VRDN): A tender bond that
can be redeemed on short
notice, typically one or seven
days. VRDNs are useful in
managing the fund's average
maturity and liquidity.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENT CHANGES


MATURITY DIVERSIFICATION
DAYS        % OF FUND ASSETS   % OF FUND ASSETS   % OF FUND ASSETS
            8/31/95            2/28/95            8/31/94

0 - 30       76                 80                 80

31 - 90      6                  10                 10

91 - 180     1                  10                 0

181 - 397    17                 0                  10

WEIGHTED AVERAGE MATURITY
                               8/31/95   2/28/95   8/31/94

Spartan California Municipal
Money Market                   65 days   24 days   41 days

Average California Municipa
l                              52 days   33 days   53 days
Money Market Fund*

ASSET ALLOCATION
AS OF AUGUST 31, 1995 AS OF FEBRUARY 28, 1995

Row: 1, Col: 1, Value: 66.0
Row: 1, Col: 2, Value: 12.0
Row: 1, Col: 3, Value: 4.0
Row: 1, Col: 4, Value: 18.0
Row: 1, Col: 5, Value: 2.0
Row: 1, Col: 1, Value: 68.0
Row: 1, Col: 2, Value: 14.0
Row: 1, Col: 3, Value: 3.0
Row: 1, Col: 4, Value: 14.0
Row: 1, Col: 5, Value: 3.0
Variable rate
demand notes
(VRDNs) 66%
Commercial
paper 12%
Tender bonds 3%
Municipal
notes 18%
Other 1%
Variable rate
demand notes
(VRDNs) 68%
Commercial
paper 14%
Tender bonds 2%
Municipal
notes 14%
Other 2%
* SOURCE: IBC/DONOGHUE'S MONEY FUND REPORT(registered trademark)
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

INVESTMENTS AUGUST 31, 1995 (UNAUDITED)
Showing Percentage of Total Value of Investments


MUNICIPAL SECURITIES (A) - 100%
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - 100.0%
Alameda County TRAN 4.75% 7/25/96,
LOC Union Bank of Switzerland  $ 10,000,000 $ 10,064,519
Anaheim Hsg. Auth. Multi-Family Hsg. Rev.:
 (Bel Age Apts. Proj.) 3.65%, VRDN (b)   5,200,000  5,200,000
 (Sage Park Proj.) Series A, 3.65%,
 LOC Bank of America, VRDN (b)   3,900,000  3,900,000
 (Parka Vista Apts) 3.65%, LOC Citibank, VRDN (AMT)   8,500,000  8,500,000
Big Bear Lake Ind. Dev. Board (Southwest Gas Corp. Proj.)
Series 1993 A, 3.40%, LOC Union Bank of Switzerland,
VRDN (b)   200,000  200,000
Butte County Gen. Oblig. Board of Ed. BAN 5%
10/27/95   2,000,000  2,001,649
California Central School Dist. Ctfs. of Prtn. 3.85%,
LOC Bank of California, VRDN   4,000,000  4,000,000
California Ed. Facs. Auth. Rev. (Stanford University)
Series L-2, 3.20%, VRDN   4,275,000  4,275,000
California Gen. Oblig. Bonds:
 Series 1993N, 3.85% tender 9/1/95 (AMBAC Insured)
 (Liquidity Facility Citibank)   14,000,000  14,000,000
 Series CR-26I, 3.90%, tender 3/15/95
 (Liquidity Facility Citibank) (AMBAC Insured) (c)   7,925,000  7,925,000
California Gen. Oblig. RAN Series C, 5.75%
tender 4/25/96 (FGIC Insured)   5,125,000  5,187,434
California Hsg. Fin. Agcy. Home. Mtg. Rev. Bonds
Series 1995 E, 4.60% tender 2/1/96 (FGIC Insured)(b)   7,250,000  7,250,000
California Hsg. Fin. Agcy. Participating VRDN (c):
 Series 1994-1, 3.91%
 (Liquidity Facility State Street Bank) (b)   15,705,376  15,705,376
 Series PA-58, 3.60% (Liquidity Facility Merrill Lynch)    2,695,000
2,695,000
 Series PA-90, 3.65% (Liquidity Facility Merrill Lynch) (b)   6,470,000
6,470,000
 Series PT-14, 3.65%
 (Liquidity Facility Dai-Ichi Kangyo Bank Ltd.)   5,360,000  5,360,000
 Series PT-40B, 3.75%
 (Liquidity Facility Dai-Ichi Kangyo Bank Ltd.) (b)   14,950,000
14,950,000
 Series PT-40C, 4%
 (Liquidity Facility Banque Nat'l. de Paris)   4,180,000  4,180,000
 Series PT-40D, 3.75%
 (Liquidity Facility Banque Nat'l. De Paris)   14,995,000  14,995,000
 Series PT-56, 3.75% (Liquidity Facility Credit Suisse)    2,000,000
2,000,000
California Hsg. Fin. Agcy. Tender Option Bonds,
Series CR-156, 3.82% (Liquidity Facility Citibank) (b)(c)   7,500,000
7,500,000
California Health Facs. Fing. Auth. Rev. (Pooled Loan Prog.)
Series 1985 B, 3.35%, (FGIC Insured)
BPA Morgan Guaranty, VRDN   2,825,000  2,825,000
California Health Facs. Fing. Hosp. Rev.
(Huntington Mem. Hosp.) Series 1985, 3.35%,
LOC Morgan Guaranty Trust Co., VRDN   1,415,000  1,415,000
California Health Facs. Auth. Rev. Bonds
(Sisters of Providence Proj.) 9.30% 10/1/95   1,600,000  1,638,474
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Poll. Cont. & Fin. Auth. Rev. Bonds:
 (Pacific Gas & Elec. Co.):
  Rfdg. Series 1988 B (b):
   3.35% tender 9/7/95, LOC Sumitomo Bank  $ 14,000,000 $ 14,000,000
   3.80% tender 11/20/95, LOC Sumitomo Bank   4,000,000  4,000,000
  Series 1988 A (b):
   4.20% tender 9/8/95, LOC Swiss Bank Corp   3,000,000  3,000,000
   4.10% tender 9/11/95, LOC Swiss Bank Corp   8,000,000  8,000,000
   3.05% tender 9/12/95, LOC Swiss Bank Corp   3,500,000  3,500,000
   3.35% tender 9/18/95 LOC Swiss Bank Corp   7,275,000  7,275,000
   3.35% tender 9/19/95, LOC Swiss Bank Corp   2,000,000  2,000,000
   3.35% tender 9/20/95, LOC Swiss Bank Corp   3,300,000  3,300,000
   3.45% tender 9/21/95, LOC Swiss Bank Corp   7,495,000  7,495,000
   4% tender 10/13/95, LOC Swiss Bank Corp   8,775,000  8,775,000
   4% tender 10/16/95, LOC Swiss Bank Corp   2,500,000  2,500,000
   3.65% tender 10/26/95, LOC Swiss Bank Corp   9,500,000  9,500,000
   3.70% tender 11/10/95, LOC Swiss Bank Corp   3,800,000  3,800,000
   3.70% tender 11/15/95, LOC Swiss Bank Corp   3,600,000  3,600,000
   3.70% tender 11/17/95, LOC Swiss Bank Corp   5,000,000  5,000,000
  Series 1988 C, 3.40% tender 10/12/95,
  LOC Credit Suisse   1,000,000  1,000,000
  Series 1988 D, 3.80% tender 10/13/95,
  LOC Bank of Tokyo   6,500,000  6,500,000
  Series 1988 D,4.10% tender 9/11/95,
  LOC Bank of Tokyo   2,000,000  2,000,000
California Poll. Cont. Fing. Auth. Resource Recovery Rev., VRDN (b):
 (Burney Forest Prod. Proj.) 3.65%,
 LOC Nat'l. Westminster Bank   600,000  600,000
 (Delano Proj.)
  Series 1989, 3.50%, LOC Algemene Bank   1,000,000  1,000,000
  Series 1991, 3.50%, LOC Amro Holdings   400,000  400,000
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev.,
VRDN (b):
  (Colmac Energy Proj.) Series B, 3.45%,
  LOC Swiss Bank   2,600,000  2,600,000
  (Taormina Industries, Inc.) Series 1994 B, 3.50%,
  LOC Sanwa Bank Ltd.    7,000,000  7,000,000
  (Western Waste Industries) Series 1994 A, 3.85%,
  LOC Bank of California   6,500,000  6,500,000
California School Cash Reserve Prog. Auth. TRAN Series
1995 A, 4.75% 7/3/96, LOC Industrial Bank of Japan   20,000,000  20,161,070
California Statewide Commty. Dev. Auth. Apt. Dev.
Rev. Rfdg., VRDN:
  Series 1995 A-2, 3.35%, (Liquidity Facility FNMA)   2,000,000  2,000,000
  Series 1995 A-3, 3.35%,(FNMA Guaranteed)   800,000  800,000
  Series 1995 A-7, 3.60% (FNMA Guaranteed) (b)   8,000,000  8,000,000
California Statewide Commty. Dev. Corp. Rev.:
 (AHNN Proj.) 3.75%, LOC California State Teachers'
 Retirement Sys., VRDN (b)   375,000  375,000
 (American River Packaging) 3.65% LOC California State
 Teachers' Retirement Sys., VRDN (b)   1,800,000  1,800,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
California Statewide Commty. Dev. Corp. Rev. - continued
 (American Zettler, Inc. Proj.) 3.75%, LOC California
 State Teachers' Retirement Sys., VRDN (b)  $ 2,240,000 $ 2,240,000
 (Bro-Co Gen. Partnership Proj.) Series 1990, 3.90%,
 LOC Bank of Tokyo, VRDN (b)   4,320,000  4,320,000
 (Carvin Corp.) 3.65%, LOC California State Teachers'
 Retirement Sys., VRDN (b)   1,400,000  1,400,000
 (Charles & Loralie Harris Proj.) 3.75%,
 LOC California State Teachers' Retirement Sys.,
  VRDN (b)   975,000  975,000
 (Covenant Retirement Commty. Inc.) Series1995, 3.70%,
 LOC LaSalle Bank, VRDN   4,000,000  4,000,000
 (Florestone Prod. Co.) Series 1989, 3.75%, LOC California
 State Teachers' Retirement Sys., VRDN (b)   440,000  440,000
 (Grundfos Pumps) Series 1989, 3.75%, LOC California
 State Teachers' Retirement Sys., VRDN (b)   5,700,000  5,700,000
 (K.U.M. LTD Proj.) Series 1992, 3.90%,
 LOC Bank of Tokyo, VRDN (b)   2,000,000  2,000,000
 (Lance Computer Manufacturer) 3.65%
 LOC California Teachers Retirement Sys., VRDN (b)   4,000,000  4,000,000
 (Merrill Packaging Proj.) 3.80%
 LOC Bank of Tokyo, VRDN (b)   2,005,000  2,005,000
 (Northwest Pipe & Casing Co. Proj.) Series 1990, 3.75%,
 LOC California State Teachers' Retirement Sys., VRDN (b)   3,750,000
3,750,000
 (Pasco Scientific Proj.) 3.65% LOC California Teachers
 Retirement Sys. VRDN, (b)   3,300,000  3,300,000
 (Propak-California Corp. Proj.) Series 1994 B, 3.65%
 LOC California State Teachers' Retirement Sys., VRDN (b)   1,000,000
1,000,000
 (Rapelli of California Proj.) Series 1989, 3.75%, LOC
 California State Teachers' Retirement Sys., VRDN (b)   2,500,000
2,500,000
 (Reliance Upholstery Supply Co., Inc. Proj.) Series 1990, 3.75%,
 LOC California State Teachers' Retirement Sys., VRDN (b)   500,000
500,000
 (Santa Cruz-Wilson Entities Ltd. Proj.) Series 1993, 3.85%,
 LOC California State Teachers' Retirement Sys., (b)   2,485,000  2,485,000
 (Sunclipse, Inc.):
  (Alhambra Proj.) Series 1989, 3.75%,
  LOC California State Teachers' Retirement Sys.,
  VRDN (b)   2,600,000  2,600,000
  (Union City Proj.) Series 1989, 3.75%, LOC
  California State Teachers' Retirement Sys., VRDN (b)   1,785,000
1,785,000
 (Zarn Inc. Proj.) Series 1989, 3.75%, LOC
 California State Teachers' Retirement Sys., VRDN (b)   1,445,000
1,445,000
 (Zieman Manufacturing Co. Proj.) Series 1990, 3.75%,
 LOC California State Teachers' Retirement Sys., VRDN (b)   525,000
525,000
Camarillo Multi-Family Hsg. Rev. (Heritage Park Apts.)
Series 1989 A, 3.65%, VRDN (b)   1,000,000  1,000,000
Chula Vista Ind. Dev. Rev. (San Diego Gas & Elec. Co.) (b):
 Bonds:
  Series C, 4.25% tender 9/8/95   5,000,000  5,000,000
  Series E, 3.85% tender 11/9/95   2,500,000  2,500,000
 Series B, 3.60%, VRDN   4,000,000  4,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Concord Multi-Family Mtg. Rev.:
 (Crossroads Apts.) Series 1988 B, 3.55%,
 FNMA Guaranteed, VRDN  $ 1,400,000 $ 1,400,000
 (Hill Apt. Proj.) 3.60%, LOC Citibank, VRDN   8,950,000  8,950,000
Conejo Valley Unified School Dist. TRAN
(Ventura County Proj.) 4.75% 7/5/96   6,100,000  6,136,957
Contra Costa County Multi-Family Hsg. Rev. (Park Regency)
Series A, 3.60%, LOC Sumitomo Bank, VRDN (b)   22,000,000  22,000,000
Contra Costa County TRAN 4.50% 7/3/96   11,000,000  11,075,365
Costa Mesa Redev. Agcy. Multi-Family Hsg. Rev.
(Costa Mesa Family Village Apts.) Series 1994 A, 3.40%,
LOC Bank of America, VRDN   3,500,000  3,500,000
Covina Redev. Agcy. Multi-Family Hsg. Rev.
(Shadowhills Apt. Proj.) Series 1994 A, 3.95%, VRDN   500,000  500,000
Duarte Redev. Agcy. Single-Family Mtg. Rev.
Participating VRDN, Series A-1, 3.90%
(Liquidity Facility Norwest Bank) (c)   5,355,000  5,355,000
East Bay Muni. Util. Dist. Wtr. Sys. Rev. Series 1988, 3.10%
9/12/95 (Liquidity Facility Sanwa Bank, Ltd.), CP   5,000,000  5,000,000
Emeryville Redev. Agcy. Multi-Family Hsg.
(Emerybay Apts. II) 3.55%,
LOC Security Pacific Nat'l. Bank, VRDN (b)   8,000,000  8,000,000
Escondido Commty. Dev. Commission Rev. (Escondido
Promeneade Proj.) 4%, LOC Bank of America,
VRDN (b)   1,000,000  1,000,000
Fairfield Ind. Dev. Auth., 3.80%,
LOC Wells Fargo Bank, VRDN (b)   1,800,000  1,800,000
Fontana Apt. Dev. Rev. Rfdg. (Citrus Ave. Apt. Proj.)
Series 1992 A, 3.45%, LOC Bank of America, VRDN   3,700,000  3,700,000
Foothills Eastern Transport Corridor Agcy. Toll Road Rev.:
 Series 1995 D:
  3.35%, LOC Morgan Guaranty Trust Co., VRDN   3,500,000  3,500,000
  3.50%, LOC Ind. Bank of Japan, VRDN   9,500,000  9,500,000
 Series 1995 E, 3.35% LOC Banque Nat'l. De Paris,
 VRDN   4,400,000  4,400,000
Garden Grove Hsg. Auth. Multi-Family Hsg. Rev.
(Valley View Sr. Villas Proj.) Series 1990 A, 3.75%,
LOC Wells Fargo Bank, VRDN (b)   5,400,000  5,400,000
Grand Terrace Commty. Redev. Multi-Family Hsg. Rev.
(Mt. Vernon Villas) 3.65%, LOC Ind. Bank of Japan,
VRDN    11,420,000  11,420,000
Humbolt County TRAN 4.50% 7/5/96   6,500,000  6,526,273
Huntington Beach Multi-Family Hsg. (Five Point Seniors Proj.)
Series 1991 A, 3.70%,LOC Wells Fargo Bank,
VRDN (b)   6,400,000  6,400,000
Huntington Park Multi-Family Rev. (Casa Rita Apts.)
Series 1994 A, 3.75%,
LOC First Interstate Bank of California, VRDN (b)   1,700,000  1,700,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Irvine Assessment Dist. #94-15 Rev. 3.45%,
LOC Dia-Ichi Kangyo Bank, VRDN  $ 1,000,000 $ 1,000,000
Irvine Ranch Wtr. Dist. Rev.:
 Series B, 3.60%, LOC Sumitomo Bank Ltd., VRDN   1,800,000  1,800,000
 Series 1985 B, 3.60%, LOC Sumitomo Bank, VRDN   1,400,000  1,400,000
 Series 1988 A, 3.60%, LOC Sumitomo Bank Ltd.,
 VRDN   300,000  300,000
 (Consolidated Dist.#140) Series 1989, 3.60%,
 LOC Industrial Bank of Japan, VRDN   1,900,000  1,900,000
 (Consolidated Dist. #140, 240, 105, 250)
 Series 1993, 3.60%, LOC Bank of America, VRDN   2,200,000  2,200,000
Kern Commty. College Dist. Ctfs. of Prtn. 3.65%,
LOC Bank of California, VRDN   5,700,000  5,700,000
Kern County Ctfs. of Prtn. (Kern Pub. Facs. Proj.) Series B,
3.45%, LOC Union Bank of Switerland, VRDN   3,000,000  3,000,000
Kern County TRAN 4.50% 7/2/95   11,000,000  11,043,902
La Verne Ind. Dev. Auth. Rev. (Paper-Pak Products Inc. Proj.)
3.85%, LOC First Union Nat'l Bank of North Carolina,
VRDN (b)   7,505,000  7,505,000
Livermore Ctfs. of Prtn. (Wtr. Reclamation Plant Expansion
Proj.) 3.60%, LOC Nat'l. Westminster Bank, VRDN   830,000  830,000
Livermore Multi-Family Mtg. Rev. (Portola Meadows Apts.)
Series 1989 A, 3.65%, LOC Bank of America,
VRDN (b)   10,400,000  10,400,000
Loma Linda Wtr. Rev. 3.85%,
LOC Bank of California, VRDN   3,000,000  3,000,000
Long Beach Hbr. Rev. Series A, 3.90%, 11/7/95
(Liquidity Facility Canadian Imperial Bank),
VRDN (b)   5,400,000  5,400,000
Long Beach TRAN Series 1994-95, 4.75% 9/20/95   2,000,000  2,001,262
Los Angeles Ctfs. of Prtn. (Baldwin Hills Pub. Parking Facs.)
Series 1984, 3.70%, LOC Wells Fargo Bank, VRDN   5,400,000  5,400,000
Los Angeles Commty. Redev. Agcy. Ctfs. of Prtn.
(CMC Med. Plaza) 3.75%, LOC Bank of America, VRDN   4,500,000  4,500,000
Los Angeles County Ind. Dev. Auth. (Caitac & Jae Proj.),
3.90%, LOC Bank of Tokyo, VRDN (b)   4,200,000  4,200,000
Los Angeles Convention & Exhibit Ctr. Auth. Participating VRDN (c):
 Series PA-1006, 3.65%, (MBIA Insured)
 (Liquidity Facility Merrill Lynch)   9,420,000  9,420,000
 Series 94PW10, 3.80%
 (Liquidity Facility Bank of Nova Scotia)   11,130,000  11,130,000
Los Angeles Dept. of Wtr. & Pwr. Participating VRDN,
Series BTP-51, 3.80% (Liquidity Facility Bankers Trust) (c)   6,430,000
6,430,000
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. Bonds:
 (Crossover Rfdg.) 2nd Issue, 9% 11/15/95   3,880,000  3,921,834
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev. CP:
 3.10% 9/11/95   5,000,000  5,000,000
 3.75% 10/25/95   1,400,000  1,400,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Los Angeles Multi-Family Hsg. Rev.:
 (Beverly Park Apts.) Series 1988 A, 3.55%,
 LOC Barclay's Bank, VRDN (b)  $ 13,000,000 $ 13,000,000
 (Channel Gateway Apts.) Series 1989 B, 3.75%,
 LOC FBank Ltd., VRDN (b)   62,600,000  62,600,000
 (Loan to Lenders Prog.) 3.50%, LOC Federal Home
 Loan Bank of San Francisco, VRDN (b)   800,000  800,000
 (Meadowridge Apt. Proj.) Series 1994 B, 3.95%, VRDN   4,000,000  4,000,000
 (Museum Terrace Apt. Proj.) Series H, 3.60%,
 LOC Bank of America, VRDN   6,000,000  6,000,000
 (Park Sierra Apt.) 3.60%, LOC Citibank, VRDN (b)   39,200,000  39,200,000
 (Poinsettia Apts. Proj.) Series 1989 A, 3.85%,
 LOC Dai-Ichi Kangyo Bank, VRDN (b)   900,000  900,000
 (River Park Apt.) Series 1988 D, 3.70%,
 LOC Dai-Ichi Kangyo Bank, VRDN   2,100,000  2,100,000
 (Sand Canyon Villas Proj.) Series 1989 A, 3.85%,
 LOC Ind. Bank of Japan Ltd., VRDN (b)   17,000,000  17,000,000
 Series 1985 K, 3.50%, LOC Federal Home Loan Bank of
 San Francisco, VRDN   2,100,000  2,100,000
Los Angeles TRAN 4.50% 7/1/96, LOC Credit Suisse   47,200,000  47,461,572
Los Angeles Unified School Dist. TRAN 4.50% 7/3/96   16,000,000  16,103,166
Los Angeles Wastewtr. Sys. CP:
 4.15% 10/12/95 (Liquidity Facility Sumitomo Bank)   2,800,000  2,800,000
 3.70% 10/20/95 (Liquidity Facility Sumitomo Bank)   3,000,000  3,000,000
Marin County Hsg. Auth. Rev. (Crest Marin Apt. II Proj.) 3.65%,
LOC Dai-Ichi Kango Bank) VRDN   14,650,000  14,650,000
Monterey County Fing. Auth. Rev. (Reclamation & Distribution
Proj.) Series 1995 A,3.60%,
LOC Dai-Ichi Kangyo Bank, VRDN   6,800,000  6,800,000
Monterey County Reg'l. Waste Mgt. Auth. Rev.
(Integrated Waste Mgt.) 3.60%
(Liquidity Facility Dai-Ichi Kangyo Bank) VRDN   3,200,000  3,200,000
Monterey Wastewtr. (Reclamation Proj.) Series 1992, 3.65%,
LOC Sumitomo Bank, VRDN   5,700,000  5,700,000
Mt. Diablo Unified School Dist. TRAN Series 1994-95,
5% 10/27/95   10,300,000  10,310,985
Newark Ind. Dev. Auth. Rev. (Gas Tech Proj.) Series 1989 A,
3.60%, LOC Union Bank of Switzerland, VRDN (b)   3,000,000  3,000,000
Oakland TRAN 4.50% 7/31/96   6,000,000  6,032,723
Oakland County Rev. (Children's Hosp. Med. Ctr.)
Series 1994 B, 3.50%,
LOC Banque Nationale de Paris, VRDN   5,500,000  5,500,000
Oakland Unified School Dist. TRAN 4.50%
8/30/96   7,000,000  7,027,435
Oceanside Multi-Family Mtg. Rev.:
 (Lakeridge Apt. Proj.) Series 1994, 4.05%, VRDN   6,000,000  6,000,000
 (Riverview Springs Apts.) Series 1990 A, 3.95%,
 LOC Bank of Tokyo, VRDN (b)   8,380,000  8,380,000
Olcese Water. Dist. Rev. Bonds (Rio Bravo Wtr.
Delivery Sys. Proj.) 3.65% tender9/28/95,
LOC Sumitomo Bank (b)   6,000,000  6,000,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Ontario Ind. Dev. Auth. Rev. (Safari Land Proj.) Series 1989,
4.10%, LOC Tokai Bank Lt., VRDN (b)  $ 3,600,000 $ 3,600,000
Orange County Apt. Dev. Rev.:
 (Bear Brands Apt.) Series 1985 Z, 3.65%,
 LOC Fuji Bank Ltd., VRDN   4,500,000  4,500,000
 (Foothill Oaks Apts. Proj.) Issue 1989 B, 3.65%,
 LOC Bank of America, VRDN (b)   12,000,000  12,000,000
 (Frost Construction) Series 1985 B, 3.70%,
 LOC Wells Fargo Bank, VRDN   2,000,000  2,000,000
 (Niguel Summit II) Series 1985 U-B, 4.25%,
 LOC Bank of America, VRDN   8,000,000  8,000,000
 (Seaside Meadows Proj.) 3.65%,
 LOC Fuji Bank Ltd., VRDN   11,000,000  11,000,000
 (Trabuco Woods Apts.) Series 1993 B, 3.50%,
 LOC Wells Fargo Bank, VRDN   2,670,000  2,670,000
 (Villa Marguerite Apts.) Series 1993 A, 3.50%,
 LOC Wells Fargo Bank, VRDN   4,635,000  4,635,000
 (Vista Verde Apt. Proj.) Series 1988 A, 3.75%,
 LOC Wells Fargo Bank, VRDN (b)   12,050,000  12,050,000
 (Wood Canyon Villas) Issue 1991 B, 3.85%
 LOC Bank of America, VRDN (b)   10,500,000  10,500,000
Orange County Hsg. Auth. Apt. Dev. Rev.
(Lantern Pines Proj.-Frost Group) 3.70%,
LOC Bank of Tokyo, VRDN   12,700,000  12,700,000
Oxnard School Dist. TRAN (Ventura County) 4.75%
7/5/96   4,030,000  4,059,382
Panama-Buena Vista Unified School Dist. Capital Impt.
Fing. Rev. Series 1994, 3.65%,
LOC Bank of California, VRDN   5,000,000  5,000,000
Pittsburg Unified School Dist. TRAN (Contra Costa County)
4.75% 7/5/96   2,000,000  2,014,581
Redlands Multi-Family Hsg. Rev. (Parkview Terrace Proj.)
3.45%, LOC Bank of America, VRDN   2,500,000  2,500,000
Riverside County Ctfs. of Prtn. (Aces Pub. Facs. Fin. Prog.)
Series 1985-A, 3.45%LOC Sanwa Bank Ltd., VRDN   1,600,000  1,600,000
Riverside County Hsg. Auth. Multi-Family Hsg. Mtg. Rev.
(Mt. View Apts.) Series 1995A, 3.50%,
LOC Federal Home Loan Bank of San Francisco, VRDN   2,000,000  2,000,000
Riverside County Ind. Dev. Auth. (Golden West Homes Proj.)
4.20%, LOC Wells Fargo Bank, VRDN (b)   2,500,000  2,500,000
Rohnert Park Multi-Family Hsg. Rev. Rfdg.
Series 1995 A, 3.55%, VRDN   2,500,000  2,500,000
Sacramento Multi-Family Hsg. Rev. (River Oaks Apts.)
Series 1985 E, 3.60%,
LOC Dai-Ichi Kangyo Bank, VRDN   3,100,000  3,100,000
Sacramento Muni. Elec. Dist. Rev. Series H,
3.30% 9/18/95 LOC Bank of America, CP   4,500,000  4,500,000
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
San Bernardino County TRAN 4.50% 7/5/96,
LOC Bank of Nova Scotia  $ 9,000,000 $ 9,040,057
San Bernardino County Ind. Dev. Auth. Rev., VRDN (b):
 (McClain Citrus Inc. Proj.) 3.75%,
 LOC California State Teachers' Retirement Sys.   900,000  900,000
 (McElroy Metal Mill Proj.) 3.75%,
 LOC California State Teachers' Retirement Sys.   650,000  650,000
 (NRI, Inc.) 3.75%, LOC California State Teachers'
 Retirement Sys.   1,385,000  1,385,000
San Bernardino County Multi-Family Hsg. Rev.:
 Rfdg. (Pepperwood Apts.) Series 1993 A, 3.45%,
 LOC Federal Home Loan Bank of San Francisco   3,000,000  3,000,000
 (Alta Park Apts.) 3.70%, LOC Sumitomo Bank, VRDN   3,000,000  3,000,000
 (Western Properties II) 3.60%, LOC Bank of America,
 VRDN   900,000  900,000
 (Western Properties IV) 3.60%, LOC Bank of America,
 VRDN   2,700,000  2,700,000
 (Woodview Apts.) 3.40%, LOC Bank of America, VRDN   1,400,000  1,400,000
San Diego Hsg. Auth. Multi-Family Hsg. Rev.:
 Rfdg. (Coral Pointe Apt. Proj.) Series 1993 A, 4.15%,
 VRDN   5,000,000  5,000,000
 (Carmel Del Mar Apt. Proj.) Series 1993-E,3.60%,
 LOC Citibank, VRDN   7,608,000  7,608,000
 (Lusk Mira Mesa Apts.) Series 1985 E, 3.40%,
 LOC Bank of America   2,200,000  2,200,000
 (Paseo Point Apt.) Series 1994 A, 3.60%,
 LOC Bank of Tokyo, VRDN   3,000,000  3,000,000
 (University Town Center Apts.) 3.45%,
 LOC Bank of America   3,700,000  3,700,000
San Diego Ind. Dev. Rev. Bonds (San Diego Gas & Elec Co.)
Series 1995 B, 3.30% tender 9/27/95   3,000,000  3,000,000
San Francisco City & County Parking Auth. Tender Option
Ctfs. Series A, 3.50%,SBPA Bank of America (c)   5,180,000  5,180,000
San Francisco Redev. Agcy. Multi-Family Hsg. Rev.
(Bayside Village Apts.) 3.45%,
LOC Ind. Bank of Japan Ltd., VRDN   1,000,000  1,000,000
San Jose Multi-Family Mtg. Rev.:
 (Kimberly Woods) Series 1984, 3.40%,
 LOC Bank of America, VRDN   6,600,000  6,600,000
 (Somerset Park Apts.) Series 1987 A, 3.80%,
 LOC Bank of America, VRDN   3,100,000  3,100,000
San Jose Redev. Agcy. Participating VRDN, Series PA-42I,
3.65%, (MBIA Insured) (Liquidity Facility Merrill Lynch) (c)   3,400,000
3,400,000
San Luis Obispo TRAN 4.50% 7/19/96   12,400,000  12,462,900
Santa Ana Ind. Dev. Auth. Rev. (McFadden Properties Proj.)
3.90%, LOC Bank of America, VRDN   800,000  800,000
Santa Clara County Apt. Dev. Rev.(Lincoln Pajaro Proj.)
3.65%, LOC Sumi Bank, VRDN   2,800,000  2,800,000
Santa Clara County TRAN 4.50% 8/2/96   14,500,000  14,576,489
MUNICIPAL SECURITIES (A) - CONTINUED
  PRINCIPAL VALUE
  AMOUNT (NOTE 1)
CALIFORNIA - CONTINUED
Simi Valley Multi-Family Hsg. Rev.:
 (Lincoln Wood Ranch Apt.) 3.55%,
 LOC Sumitomo Bank, VRDN  $ 12,200,000 $ 12,200,000
 (Shadowridge Apts.) Series 1989, 3.60%,
 LOC Citibank, VRDN (b)   20,200,000  20,200,000
South Poway Commty. Facs. Dist. #1 Spl. Tax Rev. Bonds
(Pomerado Business Park) Series A. 9.75% 3/2/96   1,000,000  1,058,365
Southern California Metropolitan Wtr. Dist.
Participating VRDN (c):
  Series 32-A, 3.55%
  (Liquidity Facility Morgan Guaranty Trust)   6,350,000  6,350,000
  Series 32-B, 3.55%
  (Liquidity Facility Morgan Guaranty Trust)   4,945,000  4,945,000
Southern California Pub. Pwr. Auth. Participating VRDN,
Series SG-35, 3.60%,
(Liquidity Facility Societe Generale)(c)   11,765,000  11,765,000
Southern California Pub. Pwr. Auth. Rev. (Transmission
Proj.) Series 1991, 3.15%, LOC Swiss Bank Corp.
(AMBAC Insured) VRDN   1,000,000  1,000,000
Stanislaus County TRAN 4.50% 7/19/96   10,000,000  10,050,726
Stockton Hosp. Rev. (St. Joseph's Hosp.) Series 1985 A,
3.65%, LOC Dai-Ichi Kangyo Bank, VRDN   16,780,000  16,780,000
Torrance Hospital Rev. (Little Co. of Mary Hosp.-Torrance
Mem. Med. Ctr.) Series 1992,3.65%,
LOC Fuji Bank Ltd., VRDN   18,800,000  18,800,000
Tustin Impt. Bonds Assessment Dist. #85-1:
 3.80% tender 9/12/95   8,700,000  8,700,000
 3.80% tender 9/13/95, LOC Mitsubishi Trust   5,433,000  5,433,000
Upland Commty. Redev. Agcy. Multi-Family Hsg. Rev.
(Northwoods) Series 1989 B, 4%,
LOC Sanwa Bank Ltd., VRDN   1,300,000  1,300,000
Ventura County TRAN 4.50% 7/2/96   15,500,000  15,587,036
Vista City Ind. Dev. Auth. Rev. (Desalination Sys., Inc.)
Series 1995, 3.85%, LOC Wells Fargo Bank,
VRDN (b)   6,550,000  6,550,000
Washington Township Hosp. Dist. Rev., Series 1985 A, 3.65%,
LOC Ind. Bank of Japan Ltd., VRDN   2,700,000  2,700,000
Windsor Multi-Family Hsg. Rev. (Oakmont at Windsor Proj.)
Series 1995 A, 3.75%,LOC Banque Paribas,
VRDN (b)   2,160,000  2,160,000
TOTAL INVESTMENTS - 100%  $ 1,250,410,532
Total Cost for Income Tax Purposes  $ 1,250,410,349

SECURITY TYPE ABBREVIATIONS
BAN - Bond Anticipation Notes
CP - Commercial Paper
RAN - Revenue Anticipation Notes
TAN - Tax Anticipation Notes
TRAN - Tax and Revenue Anticipation Notes
VRDN - Variable Rate Demand Notes
LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals (AMT securities).
(c) Provides evidence of ownership in one or more underlying municipal bonds.
INCOME TAX INFORMATION
At February 28, 1995, the fund had a capital loss carryforward of approximately $760,300 of which $34,300 and $726,000 will expire on February 28, 2001 and 2003, respectively.
SPARTAN CALIFORNIA MUNICIPAL MONEY MARKET PORTFOLIO

FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995 (UNAUDITED)

261.ASSETS                                                 262.          263.

264.Investment in securities, at value - See               265.          $ 1,250,410,532
accompanying schedule

266.Cash                                                   267.           1,614,105


268.Interest receivable                                    269.           7,079,189

270. 271.TOTAL ASSETS                                      272.           1,259,103,826

273.LIABILITIES                                            274.          275.

276.Payable for investments purchased                      $ 5,502,384   277.

278.Distributions payable                                   80,713       279.

280.Accrued management fee                                  331,584      281.

282. 283.TOTAL LIABILITIES                                 284.           5,914,681

285.286.NET ASSETS                                         287.          $ 1,253,189,145

288.Net Assets consist of:                                 289.          290.

291.Paid in capital                                        292.          $ 1,253,841,294

293.Accumulated net realized gain (loss) on                294.           (652,149)
investments

295.296.NET ASSETS, for 1,253,841,267 shares               297.          $ 1,253,189,145
outstanding

298.299.NET ASSET VALUE, offering price and                300.           $1.00
redemption price per share ($1,253,189,145 (divided by)
1,253,841,267 shares)


STATEMENT OF OPERATIONS

 SIX MONTHS ENDED AUGUST 31, 1995 (UNAUDITED)

301.302.INTEREST INCOME                                  303.           $ 24,805,628

304.EXPENSES                                             305.           306.

307.Management fee                                       $ 3,098,298    308.

309.Non-interested trustees' compensation                 3,196         310.

311. Total expenses before reductions                     3,101,494     312.

313. Expense reductions                                   (1,198,669)    1,902,825

314.315.NET INTEREST INCOME                              316.            22,902,803

317.REALIZED AND UNREALIZED GAIN (LOSS)                  319.            108,097
318.Net realized gain (loss) on investment securities

320.Increase (decrease) in net unrealized gain from      321.            (375)
accretion
of market discount

322.323.NET GAIN (LOSS)                                  324.            107,722

325.326.NET INCREASE IN NET ASSETS RESULTING FROM        327.           $ 23,010,525
OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          SIX MONTHS        YEAR
                                                          ENDED             ENDED
                                                          AUGUST 31, 1995   FEBRUARY 28,
                                                          (UNAUDITED)       1995

328.INCREASE (DECREASE) IN NET ASSETS

329.Operations                                            $ 22,902,803      $ 35,570,302
Net interest income

330. Net realized gain (loss)                              108,097           (725,885)

331. Increase (decrease) in net unrealized gain from       (375)             375
accretion of market discount

332.                                                       23,010,525        34,844,792
333.NET INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS

334.Distributions to shareholders from net interest        (22,902,803)      (35,570,302)
income

335.Share transactions at net asset value of $1.00 per     837,915,741       1,667,363,709
share
Proceeds from sales of shares

336. Reinvestment of distributions from net interest       22,199,605        34,366,827
income

337. Cost of shares redeemed                               (770,285,288)     (1,602,356,882)

338.339.                                                   89,830,058        99,373,654
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES
RESULTING FROM SHARE TRANSACTIONS

340.                                                       89,937,780        98,648,144
341.TOTAL INCREASE (DECREASE) IN NET ASSETS

342.NET ASSETS                                            343.              344.

345. Beginning of period                                   1,163,251,365     1,064,603,221

346. End of period                                        $ 1,253,189,145   $ 1,163,251,365





347.                   SIX MONTHS       YEARS ENDED FEBRUARY 28,                 TEN MONTHS     YEARS ENDED APRIL 30,
                       ENDED                                                     ENDED
                       AUGUST 31, 199                                            FEBRUARY 28,
                       5

348.                  (UNAUDITED)      1995                       1994          1993           1992                    1991

349.SELECTED PER-SHARE DATA

350.Net asset value,
beginning of period    $ 1.000          $ 1.000                    $ 1.000       $ 1.000        $ 1.000                 $ 1.000

351.Income from
Investment Operations   .019             .030                       .024          .022           .041                    .054
Net interest income

352.Less Distributions  (.019)           (.030)                     (.024)        (.022)         (.041)                  (.054)
From net interest income

353.Net asset value,
end of period          $ 1.000          $ 1.000                    $ 1.000       $ 1.000        $ 1.000                 $ 1.000

354.TOTAL RETURN B     1.87%            3.00%                      2.45%         2.24%          4.15%                   5.52%

355.RATIOS AND SUPPLEMENTAL DATA

356.Net assets, end of
period (000 omitted)   $ 1,253,189      $ 1,163,251                $ 1,064,603   $ 855,590      $ 917,640               $ 763,959

357.Ratio of expenses
to average net assets  .31%             .28%                       .21%          .30%           .10%                    .07%
                       A                                                         A

358.Ratio of expenses
to average net assets
before                 .50%             .50%                       .50%          .50%           .50%                    .50%
expense reductions     A                                                         A

359.Ratio of net
interest income to
average net assets     3.69%            2.96%                      2.42%         2.67%          4.05%                   5.33%
                       A                                                         A


A ANNUALIZED
B TOTAL RETURNS DO NOT INCLUDE THE ACCOUNT CLOSEOUT FEE AND FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED. THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN.
SEE NOTE 4 OF NOTES TO FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS
NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995 (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES.
Spartan California Municipal High Yield Portfolio (the high yield fund) and Spartan California Intermediate Portfolio (the intermediate fund)are a funds of Fidelity California Municipal Trust. Spartan California Municipal Money Market Portfolio (the money market fund) is a fund of Fidelity California Municipal Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity California Municipal Trust and Fidelity California Municipal Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware business trust, respectively. Each fund is authorized to issue an unlimited number of shares. The following summarizes the significant accounting policies of the high yield fund, the intermediate fund and the money market fund:
SECURITY VALUATION.
HIGH YIELD AND INSURED FUNDS. Securities are valued based upon a computerized matrix system and/or appraisals by a pricing service, both of which consider market transactions and dealer-supplied valuations. Short-term securities maturing within sixty days of their purchase date are valued either at amortized cost or original cost plus accrued interest, both of which approximate current value. Securities for which quotations are not readily available through the pricing service are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees.
 MONEY MARKET FUND. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, each fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for the fiscal year. The schedules of investments include information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned. For the money market fund, accretion of market discount represents unrealized gain until realized at the time of a security disposition or maturity.
EXPENSES. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income. Distributions to shareholders from realized capital gains on investments, if any, are recorded on the ex-dividend date.
1. SIGNIFICANT ACCOUNTING
POLICIES - CONTINUED
Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals. These differences, which may result in distribution reclassifications, are primarily due to differing treatments for futures and options transactions, losses deferred due to wash sales, futures and options and excise tax regulations.
REDEMPTION FEES. Shares held in the high yield fund less than 180 days are subject to a redemption fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
FUTURES CONTRACTS AND OPTIONS. The high yield and intermediate funds may use futures and options contracts to manage its exposure to the bond market and to fluctuations in interest rates. Buying futures, writing puts, and buying calls tend to increase the fund's exposure to the underlying instrument. Selling futures, buying puts, and writing calls tend to decrease the fund's exposure to the underlying instrument, or hedge other fund investments. Futures contracts and written options involve, to varying degrees, risk of loss in excess of the futures variation margin or the option value reflected in the Statement of Assets and Liabilities. The underlying face amount at value is shown in the schedules of investments under the caption "Futures Contracts". This amount reflects each contract's exposure to the underlying instrument at period end. Losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.
Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price. Options traded over-the-counter are valued using dealer-supplied valuations.
HIGH YIELD FUND. Purchases and sales of securities, other than short-term securities, aggregated $74,934,652 and $80,535,399, respectively.
The market value of futures contracts opened and closed during the period amounted to $74,776,793 and $82,349,789, respectively.
INTERMEDIATE FUND. Purchases and sales of securities, other than short-term securities, aggregated $ 27,670,037 and $12,504,951, respectively.
The market value of futures contracts opened and closed during the period amounted to $10,268,845 and $9,800,170, respectively.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, Fidelity Management & Research Company (FMR) pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest, taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .55%, .55% and .50% of average net assets for the high yield, intermediate and money market funds, respectively.
FMR also bears the cost of providing shareholder services to each fund. To offset the cost of providing these services, FMR or its affiliates collected certain transaction fees from shareholders which amounted to $2,395, $568 and $11,070 for the high yield, intermediate and money market funds, respectively.
4. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above a specified percentage of average net assets.
INTERMEDIATE FUND. For the period, the expense limitation ranged from an annualized rate of .10% to .25%. For the period, the reimbursement reduced expenses by $86,100.
MONEY MARKET FUND. For the period, the expense limitation ranged from an annualized rate of .30% to .32%. For the period, the reimbursement reduced expenses by $1,198,669.
TO CALL FIDELITY


FOR FUND INFORMATION AND QUOTES
The Fidelity Telephone Connection offers you special automated telephone services for quotes and balances. The services are easy to use, confidential and quick. All you need is a Touch Tone telephone.
YOUR PERSONAL IDENTIFICATION NUMBER
(PIN)
The first time you call one of our automated telephone services, we'll ask you to set up your Personal Identification
Number (PIN).  The PIN assures that
only you have automated telephone
access to your account information.
Please have your Customer Number
(T-account #) handy when you call -
you'll need it to establish your PIN. If you would ever like to change your PIN, just choose the "Change your Personal
Identification Number" option when
you call. If you forget your PIN, please call a Fidelity representative at 1-800-
544-6666 for assistance.




(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND QUOTES*
1-800-544-8544
Just make a selection from this record-ed menu:
PRESS
 For quotes on funds you own.
1.
 For an individual fund quote.
2.
 For the ten most frequently
requested Fidelity fund quotes.
3.
 For quotes on Fidelity Select
Portfolios(registered trademark).
4.
 To change your Personal
Identification Number (PIN).
5.
 To speak with a Fidelity
representative.
6.
(PHONE_GRAPHIC)(PHONE_GRAPHIC)MUTUAL FUND ACCOUNT
BALANCES 1-800-544-7544
Just make a selection from this record-
ed menu:
PRESS
 For balances on funds you own.
1.
 For your most recent fund activity
(purchases, redemptions, and
dividends).
2.
 To change your Personal
Identification Number (PIN).
3.
 To speak with a Fidelity
representative.
4.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN INVESTMENT IN
A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.
(LETTER_GRAPHIC)(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR NON-RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
OVERNIGHT EXPRESS
Fidelity Investments
100 Crosby Parkway - KP2C
Covington, KY 41015-4399
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6I
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 193
Boston, MA 02210-0193
(LETTER_GRAPHIC)(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003
SELLING SHARES
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
OVERNIGHT EXPRESS
Fidelity Investments
Attn: Redemptions - CP6R
400 East Las Colinas Blvd.
Irving, TX 75309-5517
GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602